UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2010

                   DATE OF REPORTING PERIOD: JANUARY 31, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

                       THE ADVISORS' INNER CIRCLE FUND II

(FROST LOGO)

FROST CORE GROWTH EQUITY FUND
FROST DIVIDEND VALUE EQUITY FUND
FROST STRATEGIC BALANCED FUND
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
FROST HOOVER SMALL-MID CAP EQUITY FUND
FROST INTERNATIONAL EQUITY FUND
FROST LOW DURATION BOND FUND
FROST TOTAL RETURN BOND FUND
FROST MUNICIPAL BOND FUND
FROST LOW DURATION MUNICIPAL BOND FUND
FROST KEMPNER TREASURY AND INCOME FUND
FROST LKCM MULTI-CAP EQUITY FUND
FROST LKCM SMALL-MID CAP EQUITY FUND

SEMI-ANNUAL REPORT                                              JANUARY 31, 2010

                                                  INVESTMENT ADVISER:
                                                  FROST INVESTMENT ADVISORS, LLC

THE ADVISORS' INNER CIRCLE FUND II                              FROST FUNDS
                                                                JANUARY 31, 2010

                                TABLE OF CONTENTS

                                                                                           Page
                                                                                           ----
Shareholders' Letter ....................................................................     1
Schedules of Investments ................................................................     2
Statements of Assets and Liabilities ....................................................    37
Statements of Operations ................................................................    40
Statements of Changes in Net Assets .....................................................    44
Financial Highlights ....................................................................    52
Notes to Financial Statements ...........................................................    55
Disclosure of Fund Expenses .............................................................    66
Board Considerations of Re-Approving the Advisory Agreement and Sub-Advisory Agreements..    68

The Funds file their complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-71-FROST; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                              FROST FUNDS
                                                                JANUARY 31, 2010

Dear Investors:

As of this writing we continue to see a strengthening economy, improvement in the financial markets and rising profitability for many of the companies we invest in. It has often been said that the financial markets climb a wall of worry and these past two quarters have demonstrated this phenomenon emphatically. In the midst of this market recovery there are near constant reminders that the economy found its footing on still shaky ground, with a new potential crisis seeming to arise with every new week.

During the past six months, our fund managers navigated through a choppy market, with the stronger asset performances often tied to the lower quality and more volatile assets. In general our fund management teams, internal and those of our selected partners, performed well, with our fixed income team leading the way. We continue to maintain an exceptional number of highly rated funds per Morningstar, an industry leader in independent performance analysis. This performance has been rewarded by investors as well, we've seen assets under management and share count rise over the past six months.

In addition to the Morningstar ratings, we have received other industry recognition, with Barron's financial magazine naming the Frost Investment Advisor Fund Family as one of their best fund families for 2009.

Our expectations for the remainder of 2010 are for a less volatile market environment with domestic equities delivering modest to high single digit returns and the fixed income markets returning three to five percent. Given our market outlook and expectations, we don't see a return to a recessionary environment in 2010, expecting instead to see continuing improvement for the economy in the US. We believe the recession actually came to a close during the third quarter of 2009, and that the high levels of unemployment today will taper off and begin to improve as the second half of 2010 unfolds. We don't expect to see employment rebound quickly for much of the country though, a return to a more normal range may take a few more years. We expect that Consumer confidence and the housing market will continue to stabilize as global bankers are likely to maintain their accommodating monetary policies through 2010.

While market uncertainties remain, the team at Frost Investment Advisors remains ready to address what changes we encounter. With major legislation pending, whether it be nationalized healthcare or 'Cap and Trade', inflation or tax hikes, we believe our fund family is diversified in management styles and asset allocation strategies to deliver competitive returns on behalf of our shareholders. Thank you for your continued support of our efforts.


/s/ Tom L. Stringfellow

Tom L. Stringfellow
President, Frost Investment Advisors, LLC.

THIS REPRESENTS THE ADVISOR'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

MORNINGSTAR RANKINGS ARE BASED ON RISK ADJUSTED RETURNS AND THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE, FIVE AND TEN YEAR MORNINGSTAR RATING METRICS. FOR EACH FUND WITH AT LEAST A THREE YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF FUNDS IN EACH CATEGORY RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS AND THE BOTTOM 10% RECEIVE 1 STAR. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

THE ADVISORS' INNER CIRCLE FUND II                 FROST CORE GROWTH EQUITY FUND
                                                   JANUARY 31, 2010 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Information Technology   30.8%
Health Care              13.4%
Industrials              12.8%
Consumer Discretionary   11.1%
Consumer Staples          9.6%
Energy                    8.0%
Financials                7.3%
Cash Equivalent           3.8%
Materials                 3.2%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                            Shares          Value
-------------------------------------------------   ------------   ------------
COMMON STOCK++ -- 96.0%
CONSUMER DISCRETIONARY -- 11.1%
   BorgWarner                                             80,650   $  2,830,009
   Carnival                                              157,070      5,235,143
   DeVry                                                  71,865      4,388,077
   Lowe's                                                163,190      3,533,063
   O'Reilly Automotive*                                   78,780      2,977,884
   priceline.com*                                         12,805      2,501,457
   Starbucks*                                            193,350      4,213,097
   Urban Outfitters*                                      80,585      2,544,068
                                                                   ------------
                                                                     28,222,798
                                                                   ------------
CONSUMER STAPLES -- 9.5%
   Coca-Cola                                              64,920      3,521,910
   Costco Wholesale                                       56,700      3,256,281
   PepsiCo                                                86,135      5,135,369
   Philip Morris International                           158,989      7,235,589
   Wal-Mart Stores                                        93,435      4,992,232
                                                                   ------------
                                                                     24,141,381
                                                                   ------------
ENERGY -- 8.0%
   Anadarko Petroleum                                     44,620      2,845,864
   Chesapeake Energy                                     106,534      2,639,912
   Exxon Mobil                                            68,690      4,425,697
   Petroleo Brasileiro ADR                                80,104      3,249,819
   Schlumberger                                           58,842      3,734,113
   Suncor Energy                                         108,420      3,431,493
                                                                   ------------
                                                                     20,326,898
                                                                   ------------

Description                                            Shares          Value
-------------------------------------------------   ------------   ------------
FINANCIALS -- 7.3%
   Aflac                                                 103,107   $  4,993,472
   Charles Schwab                                        183,177      3,350,307
   Invesco                                               177,684      3,429,301
   JPMorgan Chase                                         82,725      3,221,312
   MetLife                                                99,305      3,507,453
                                                                   ------------
                                                                     18,501,845
                                                                   ------------
HEALTH CARE -- 13.4%
   Allergan                                               82,158      4,724,085
   Baxter International                                  100,881      5,809,737
   Celgene*                                               44,550      2,529,549
   CR Bard                                                48,770      4,042,545
   Gilead Sciences*                                      112,510      5,430,858
   Merck                                                 100,550      3,838,999
   NuVasive*                                             133,355      3,680,598
   St. Jude Medical*                                     103,994      3,923,693
                                                                   ------------
                                                                     33,980,064
                                                                   ------------
INDUSTRIALS -- 12.8%
   Cummins                                                62,905      2,840,790
   Deere                                                  72,950      3,643,852
   Emerson Electric                                       93,394      3,879,587
   Illinois Tool Works                                    86,270      3,760,509
   PACCAR                                                105,359      3,796,085
   Rockwell Automation                                    83,620      4,033,829
   Southwest Airlines                                    288,650      3,270,404
   Terex*                                                182,938      3,576,438
   Union Pacific                                          59,835      3,620,018
                                                                   ------------
                                                                     32,421,512
                                                                   ------------
INFORMATION TECHNOLOGY -- 30.7%
   Apple*                                                 43,707      8,396,989
   Applied Materials                                     278,900      3,397,002
   Cisco Systems*                                        325,970      7,324,546
   Cognizant Technology Solutions, Cl A*                 142,381      6,216,355
   EMC*                                                  325,430      5,424,918
   Google, Cl A*                                          16,835      8,912,786
   Hewlett-Packard                                       155,848      7,335,765
   Intel                                                 320,496      6,217,622
   Mastercard, Cl A                                       16,950      4,235,805
   Microsoft                                             197,514      5,565,945
   Oracle                                                179,070      4,129,354
   QUALCOMM                                              141,590      5,548,912
   Visa, Cl A                                             63,335      5,195,370
                                                                   ------------
                                                                     77,901,369
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                 FROST CORE GROWTH EQUITY FUND
                                                   JANUARY 31, 2010 (UNAUDITED)

Description                                            Shares          Value
-------------------------------------------------   ------------   ------------
MATERIALS -- 3.2%
   BHP Billiton ADR                                       34,860   $  2,418,238
   Mosaic                                                 48,241      2,581,376
   Steel Dynamics                                        204,190      3,099,604
                                                                   ------------
                                                                      8,099,218
                                                                   ------------
   Total Common Stock
      (Cost $215,835,837)                                           243,595,085
                                                                   ------------
CASH EQUIVALENT -- 3.8%
   AIM STIT-Government & Agency
   Portfolio, 0.020%**
   (Cost $9,524,698)                                   9,524,698      9,524,698
                                                                   ------------
   Total Investments -- 99.8%
      (Cost $225,360,535)                                          $253,119,783
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $253,563,686.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2010.

++ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL  -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II              FROST DIVIDEND VALUE EQUITY FUND
                                                JANUARY 31, 2010 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Financials                   21.3%
Energy                       18.5%
Health Care                  12.5%
Industrials                  10.7%
Information Technology        9.3%
Materials                     8.5%
Consumer Staples              6.2%
Consumer Discretionary        5.9%
Telecommunication Services    2.9%
Utilities                     2.3%
Cash Equivalent               1.9%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                            Shares          Value
-------------------------------------------------   ------------   ------------
COMMON STOCK -- 94.7%
CONSUMER DISCRETIONARY -- 5.7%
   Gentex                                                125,385   $  2,403,630
   Home Depot                                             78,874      2,209,261
   McDonald's                                             55,395      3,458,310
   Yum! Brands                                           121,960      4,172,252
                                                                   ------------
                                                                     12,243,453
                                                                   ------------
CONSUMER STAPLES -- 6.0%
   Coca-Cola                                              35,545      1,928,316
   ConAgra Foods                                         188,518      4,286,899
   Kellogg                                                42,850      2,331,897
   Philip Morris International                            92,783      4,222,555
                                                                   ------------
                                                                     12,769,667
                                                                   ------------
ENERGY -- 17.9%
   BP ADR                                                 73,859      4,144,967
   Cenovus Energy                                         86,823      2,009,952
   Chevron                                                56,515      4,075,862
   EnCana                                                 76,083      2,327,379
   Exxon Mobil                                            33,083      2,131,538
   Patterson-UTI Energy                                  130,522      2,004,818
   Petroleo Brasileiro ADR                                92,948      3,770,900
   Schlumberger                                           65,425      4,151,871
   Tenaris ADR                                           123,895      5,451,380
   Tidewater                                              90,220      4,224,100
   XTO Energy                                             92,125      4,106,011
                                                                   ------------
                                                                     38,398,778
                                                                   ------------
FINANCIALS -- 20.5%
   Aflac                                                 139,117      6,737,436
   Allstate                                              219,055      6,556,316

Description                                            Shares          Value
-------------------------------------------------   ------------   ------------
   American Express                                       55,455   $  2,088,435
   Ameriprise Financial                                  132,700      5,074,448
   Bank of Hawaii                                         93,746      4,263,568
   HSBC Holdings ADR                                      60,054      3,213,490
   JPMorgan Chase                                        129,178      5,030,191
   M&T Bank                                               33,060      2,438,175
   Northern Trust                                         58,738      2,967,444
   NYSE Euronext                                         150,890      3,532,335
   Principal Financial Group                              92,917      2,141,737
                                                                   ------------
                                                                     44,043,575
                                                                   ------------
HEALTH CARE -- 12.0%
   Johnson & Johnson                                      65,281      4,103,564
   Medtronic                                              99,915      4,285,354
   Merck                                                 170,394      6,505,643
   Novartis ADR                                           99,735      5,338,814
   Pfizer                                                301,445      5,624,964
                                                                   ------------
                                                                     25,858,339
                                                                   ------------
INDUSTRIALS -- 10.3%
   Emerson Electric                                       63,690      2,645,683
   General Electric                                      427,345      6,871,708
   Honeywell International                               112,940      4,364,001
   Kennametal                                            126,655      3,100,514
   Norfolk Southern                                       64,630      3,041,488
   Siemens ADR                                            24,020      2,140,422
                                                                   ------------
                                                                     22,163,816
                                                                   ------------
INFORMATION TECHNOLOGY -- 9.0%
   Automatic Data Processing                              53,335      2,175,535
   Corning                                               134,550      2,432,664
   Intel                                                 107,810      2,091,514
   Maxim Integrated Products                             244,145      4,267,655
   Microsoft                                              34,630        975,873
   SAP ADR                                               116,371      5,273,934
   Xilinx                                                 89,780      2,117,012
                                                                   ------------
                                                                     19,334,187
                                                                   ------------
MATERIALS -- 8.2%
   Air Products & Chemicals                               55,517      4,217,071
   BHP Billiton ADR                                       30,290      2,101,217
   Dow Chemical                                          118,195      3,201,903
   Nucor                                                  96,026      3,917,861
   Rio Tinto ADR                                          10,945      2,123,549
   Vale ADR, Cl B                                         82,505      2,127,804
                                                                   ------------
                                                                     17,689,405
                                                                   ------------
TELECOMMUNICATION SERVICES -- 2.8%
   Vodafone Group ADR                                    276,623      5,936,330
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II              FROST DIVIDEND VALUE EQUITY FUND
                                                JANUARY 31, 2010 (UNAUDITED)

Description                                            Shares          Value
-------------------------------------------------   ------------   ------------
UTILITIES -- 2.3%
   Aqua America                                          122,370   $  2,030,118
   FPL Group                                              57,835      2,820,035
                                                                   ------------
                                                                      4,850,153
                                                                   ------------
   Total Common Stock
      (Cost $185,453,177)                                           203,287,703
                                                                   ------------
CASH EQUIVALENT -- 1.8%
   AIM STIT-Government & Agency
      Portfolio, 0.020%*
      (Cost $3,931,362)                                3,931,362      3,931,362
                                                                   ------------
   Total Investments -- 96.5%
      (Cost $189,384,539)                                          $207,219,065
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $214,666,067.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2010.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL  -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                 FROST STRATEGIC BALANCED FUND
                                                   JANUARY 31, 2010 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Exchange Traded Funds   59.7%
Open-End Funds          33.8%
Materials                2.5%
Closed-End Fund          2.1%
Cash Equivalent          1.9%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                            Shares          Value
-------------------------------------------------   ------------   ------------
REGISTERED INVESTMENT COMPANIES -- 93.3%
EXCHANGE TRADED FUNDS -- 58.3%
   iShares Barclays Aggregate Bond Fund                    2,735   $    286,218
   iShares Barclays Intermediate Credit Bond Fund          1,974        205,868
   iShares Lehman Treasury Inflation-Protected
      Securities Fund                                      3,779        398,647
   iShares MSCI EAFE Index Fund                           38,457      2,018,223
   iShares MSCI Emerging Markets Index Fund                5,498        210,354
   iShares S&P 500 Growth Index Fund                      17,172        944,460
   iShares S&P MidCap 400 Index Fund                       4,602        322,968
   SPDR International Small Cap                           15,525        383,002
   SPDR Trust Series 1                                    21,539      2,312,643
   Vanguard Emerging Markets                              21,735        832,016
   Vanguard Large Cap Fund                                61,820      3,024,234
   Vanguard Mega Cap 300 Fund                             16,569        615,373
   Vanguard Mid Cap Fund                                   5,545        320,556
   Vanguard Small Cap Fund                                 5,792        320,993
   Vanguard Small Cap Value Fund                           3,866        204,318
                                                                   ------------
                                                                     12,399,873
                                                                   ------------
OPEN-END FUNDS -- 33.0%
   Cohen & Steers Institutional Reality Shares            21,681        625,943
   Frost Low Duration Bond Fund**                         28,854        306,137
   Ivy High Income Fund                                   51,850        426,210
   PIMCO Total Return Fund                               399,338      4,376,745
   Templeton Global Bond Fund                            102,121      1,293,873
                                                                   ------------
                                                                      7,028,908
                                                                   ------------
CLOSED-END FUND -- 2.0%
   Macquarie Global Infrastructure
      Total Return Fund                                   28,379        425,401
                                                                   ------------
   Total Registered Investment Companies
      (Cost $22,297,413)                                             19,854,182
                                                                   ------------

Description                                            Shares          Value
-------------------------------------------------   ------------   ------------
COMMON STOCK -- 2.4%
MATERIALS -- 2.4%
   BHP Billiton ADR                                        2,950   $    204,642
   Rio Tinto ADR                                             808        156,768
   Vale ADR, Cl B                                          6,060        156,287
                                                                   ------------
   Total Common Stock
      (Cost $843,974)                                                   517,697
                                                                   ------------
CASH EQUIVALENT -- 1.9%
   AIM STIT-Government & Agency
      Portfolio, 0.020%*
      (Cost $404,993)                                    404,993        404,993
                                                                   ------------
   Total Investments -- 97.6%
      (Cost $23,546,380)                                           $ 20,776,872
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $21,285,046.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2010.

**   INVESTMENT IN AFFILIATED COMPANY

ADR  -- AMERICAN DEPOSITARY RECEIPT

CL   -- CLASS

EAFE -- EUROPE, AUSTRALIA AND NEW ZEALAND, AND FAR EAST


MSCI -- MORGAN STANLEY CAPITAL INTERNATIONAL

S&P  -- STANDARD & POOR'S

SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPTS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                 FROST KEMPNER MULTI-CAP
                                                   DEEP VALUE EQUITY FUND
                                                   JANUARY 31, 2010 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Financials                   19.3%
Cash Equivalent              16.0%
Telecommunication Services   13.2%
Industrials                  12.0%
Information Technology       11.1%
Consumer Discretionary       10.1%
Consumer Staples              5.1%
Health Care                   4.8%
Materials                     4.3%
Energy                        2.4%
Utilities                     1.7%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                            Shares          Value
-------------------------------------------------   ------------   ------------
COMMON STOCK -- 83.9%
CONSUMER DISCRETIONARY -- 10.1%
   American Eagle Outfitters                              33,000   $    524,370
   Gannett                                               235,500      3,803,325
   Home Depot                                            100,700      2,820,607
   JC Penney                                              55,000      1,365,650
   Nintendo ADR                                          143,700      5,015,130
   Staples                                                76,000      1,782,960
                                                                   ------------
                                                                     15,312,042
                                                                   ------------
CONSUMER STAPLES -- 5.0%
   Archer-Daniels-Midland                                144,400      4,327,668
   Wal-Mart Stores                                        62,000      3,312,660
                                                                   ------------
                                                                      7,640,328
                                                                   ------------
ENERGY -- 2.4%
   ConocoPhillips                                         57,600      2,764,800
   Ensco International ADR                                21,306        831,573
                                                                   ------------
                                                                      3,596,373
                                                                   ------------
FINANCIALS -- 19.3%
   Allstate                                              126,200      3,777,166
   Annaly Capital Management+++                          248,300      4,315,454
   Bank of America                                       193,830      2,942,339
   Barclays ADR                                          163,800      2,802,618
   Genworth Financial, Cl A*                             133,700      1,850,408
   Lincoln National                                       35,567        874,237
   Marsh & McLennan                                      303,700      6,547,772
   RenaissanceRe Holdings                                 65,800      3,565,044
   XL Capital, Cl A                                      151,250      2,536,463
                                                                   ------------
                                                                     29,211,501
                                                                   ------------

Description                                            Shares          Value
-------------------------------------------------   ------------   ------------
HEALTH CARE -- 4.8%
   Johnson & Johnson                                      21,900   $  1,376,634
   Medtronic                                              30,100      1,290,989
   Novartis ADR                                           42,200      2,258,966
   Teva Pharmaceutical Industries ADR                     40,500      2,297,160
                                                                   ------------
                                                                      7,223,749
                                                                   ------------
INDUSTRIALS -- 12.0%
   Boeing                                                106,000      6,423,600
   Carlisle                                               51,100      1,712,872
   Caterpillar                                             7,700        402,248
   Dover                                                 131,800      5,651,584
   Granite Construction                                   18,100        558,928
   Ingersoll-Rand                                        105,300      3,418,038
                                                                   ------------
                                                                     18,167,270
                                                                   ------------
INFORMATION TECHNOLOGY -- 11.1%
   Black Box                                              99,456      2,734,045
   Canon ADR                                              35,700      1,396,227
   International Business Machines                        53,200      6,511,148
   Nokia ADR                                             334,400      4,577,936
   Technitrol                                            338,400      1,516,032
                                                                   ------------
                                                                     16,735,388
                                                                   ------------
MATERIALS -- 4.3%
   Alcoa                                                 117,200      1,491,956
   Dow Chemical                                          126,300      3,421,467
   PPG Industries                                         28,100      1,648,908
                                                                   ------------
                                                                      6,562,331
                                                                   ------------
TELECOMMUNICATION SERVICES -- 13.2%
   AT&T                                                  306,092      7,762,493
   Nippon Telegraph & Telephone ADR                      328,100      6,922,910
   Verizon Communications                                178,700      5,257,354
                                                                   ------------
                                                                     19,942,757
                                                                   ------------
UTILITIES -- 1.7%
   Southern Union                                        115,300      2,541,212
                                                                   ------------
   Total Common Stock
      (Cost $162,043,447)                                           126,932,951
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                 FROST KEMPNER MULTI-CAP
                                                   DEEP VALUE EQUITY FUND
                                                   JANUARY 31, 2010 (UNAUDITED)

Description                                            Shares          Value
-------------------------------------------------   ------------   ------------
CASH EQUIVALENT -- 16.0%
   BlackRock Liquidity Funds Treasury
      Trust Fund Portfolio, 0.010%**
      (Cost $24,213,387)                              24,213,387   $ 24,213,387
                                                                   ------------
   Total Investments -- 99.9%
      (Cost $186,256,834)                                          $151,146,338
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $151,228,153.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2010.

+++  REAL ESTATE INVESTMENT TRUST

ADR -- AMERICAN DEPOSITARY RECEIPT

CL  -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                 FROST HOOVER SMALL-MID CAP
                                                   EQUITY FUND
                                                   JANUARY 31, 2010 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Information Technology   18.4%
Consumer Discretionary   18.2%
Industrials              15.8%
Financials               14.3%
Health Care              12.1%
Energy                   10.2%
Cash Equivalent           5.4%
Consumer Staples          4.1%
Materials                 1.5%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                            Shares          Value
-------------------------------------------------   ------------   ------------
COMMON STOCK -- 93.5%
CONSUMER DISCRETIONARY -- 18.0%
   AnnTaylor Stores*                                      70,800   $    889,248
   BJ's Restaurants*                                      52,100      1,101,394
   Buffalo Wild Wings*                                    14,600        683,426
   Callaway Golf                                          78,800        587,848
   Carter's*                                              24,300        628,398
   Chico's FAS*                                           46,500        593,805
   Chipotle Mexican Grill, Cl A*                          12,500      1,205,750
   Dick's Sporting Goods*                                 43,500        973,095
   Education Management*                                  44,600        847,400
   Grand Canyon Education*                                13,900        277,583
   Guess?                                                 32,700      1,298,517
   hhgregg*                                               30,800        656,040
   Hibbett Sports*                                        57,800      1,226,516
   Iconix Brand Group*                                    10,900        137,558
   J Crew Group*                                          28,800      1,129,248
   Monro Muffler                                          21,200        725,464
   Morningstar*                                           22,500      1,063,350
   NutriSystem                                            56,000      1,140,160
   Panera Bread, Cl A*                                    18,200      1,299,844
   Peet's Coffee & Tea*                                   25,000        817,500
   Texas Roadhouse, Cl A*                                 41,400        481,482
   Thor Industries                                        18,300        581,025
   Tractor Supply*                                        11,700        590,499
   Vail Resorts*                                          18,000        606,600
   Vitamin Shoppe*                                        18,773        394,233
   Volcom*                                                33,700        531,449
   Williams-Sonoma                                        48,600        922,428
                                                                   ------------
                                                                     21,389,860
                                                                   ------------

Description                                            Shares          Value
-------------------------------------------------   ------------   ------------
CONSUMER STAPLES -- 4.1%
   Darling International*                                163,000   $  1,269,770
   Diamond Foods                                          30,500      1,095,560
   Flowers Foods                                          22,100        536,809
   Nu Skin Enterprises, Cl A                              48,200      1,120,168
   United Natural Foods*                                  31,500        853,965
                                                                   ------------
                                                                      4,876,272
                                                                   ------------
ENERGY -- 10.1%
   Atwood Oceanics*                                       32,900      1,102,808
   Bill Barrett*                                          33,300      1,032,300
   Cabot Oil & Gas                                        21,500        822,805
   Comstock Resources*                                    19,200        748,608
   Concho Resources*                                      24,900      1,117,263
   EXCO Resources                                         31,200        547,248
   Helmerich & Payne                                      25,400      1,062,482
   Holly                                                  23,500        613,350
   Key Energy Services*                                   82,500        797,775
   Quicksilver Resources*                                 45,000        598,050
   St. Mary Land & Exploration                            24,900        797,796
   Superior Energy Services*                              48,400      1,111,748
   Tetra Technologies*                                    58,100        607,726
   Unit*                                                  22,800      1,038,312
                                                                   ------------
                                                                     11,998,271
                                                                   ------------
FINANCIALS -- 14.1%
   Affiliated Managers Group*                             16,900      1,023,633
   Alexandria Real Estate Equities+++                     20,100      1,200,573
   Corporate Office Properties Trust+++                   22,800        813,732
   Digital Realty Trust+++                                19,800        950,400
   Douglas Emmett+++                                      85,200      1,178,316
   FirstMerit                                             43,300        887,217
   Greenhill                                              13,900      1,081,420
   Jones Lang LaSalle                                     22,300      1,271,323
   KBW*                                                   22,900        608,224
   Old National Bancorp                                   50,900        612,836
   Piper Jaffray*                                         16,700        811,286
   Prosperity Bancshares                                  17,100        689,472
   Raymond James Financial                                44,900      1,136,419
   Signature Bank NY*                                     31,000      1,071,980
   Stifel Financial*                                      11,500        601,450
   Tanger Factory Outlet Centers+++                       18,500        708,550
   Waddell & Reed Financial, Cl A                         69,600      2,180,568
                                                                   ------------
                                                                     16,827,399
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                 FROST HOOVER SMALL-MID CAP
                                                   EQUITY FUND
                                                   JANUARY 31, 2010 (UNAUDITED)

Description                                            Shares          Value
-------------------------------------------------   ------------   ------------
HEALTH CARE -- 12.0%
   Abaxis*                                                27,400   $    659,792
   Amedisys*                                               6,200        340,690
   Bio-Reference Labs*                                    31,200      1,179,360
   Catalyst Health Solutions*                             46,500      1,828,845
   Computer Programs & Systems                             9,000        338,670
   HMS Holdings*                                          31,300      1,411,317
   ICON ADR*                                              26,000        645,840
   Inverness Medical Innovations*                         14,700        593,439
   IPC The Hospitalist*                                   30,600      1,040,094
   Mednax*                                                19,000      1,080,340
   Merit Medical Systems*                                 28,800        513,504
   Myriad Genetics*                                       23,900        561,650
   Phase Forward*                                         36,800        538,016
   Quality Systems                                         9,300        479,322
   Sirona Dental Systems*                                 40,500      1,302,885
   SXC Health Solutions*                                  25,500      1,201,560
   Zoll Medical*                                          19,400        540,096
                                                                   ------------
                                                                     14,255,420
                                                                   ------------
INDUSTRIALS -- 15.6%
   AAR*                                                   25,800        597,786
   American Science & Engineering                         15,800      1,226,712
   Baldor Electric                                        14,100        347,988
   Belden                                                 12,900        294,507
   Clean Harbors*                                          8,800        503,888
   Copart*                                                20,900        705,584
   GrafTech International*                                56,900        714,664
   Hexcel*                                                70,700        777,700
   Insituform Technologies, Cl A*                         53,100      1,087,488
   Kaydon                                                 33,300      1,088,577
   Kennametal                                             35,800        876,384
   Korn/Ferry International*                              53,600        793,280
   Monster Worldwide*                                     77,800      1,212,902
   Moog, Cl A*                                            15,500        467,790
   Navigant Consulting*                                   46,700        633,252
   Orbital Sciences*                                      42,800        676,668
   Orion Marine Group*                                    54,400      1,029,792
   Pentair                                                26,800        818,472
   SYKES Enterprises*                                     51,800      1,242,164

Description                                            Shares          Value
-------------------------------------------------   ------------   ------------
   Tetra Tech*                                            16,000   $    362,240
   Towers Watson, Cl A                                    13,900        606,457
   Tutor Perini*                                          28,700        547,022
   Wabtec                                                 15,800        605,614
   Woodward Governor                                      52,600      1,337,618
                                                                   ------------
                                                                     18,554,549
                                                                   ------------
INFORMATION TECHNOLOGY -- 18.1%
   Acxiom*                                               102,000      1,568,760
   Advent Software*                                       27,200      1,026,800
   Blackboard*                                            28,900      1,138,949
   Blue Coat Systems*                                     46,100      1,136,365
   Bottomline Technologies*                               71,400      1,235,220
   Cogent*                                                56,500        583,645
   Coherent*                                               7,700        228,536
   CommScope*                                             58,400      1,589,064
   Compellent Technologies*                               66,200      1,316,056
   Cybersource*                                           66,400      1,200,512
   Factset Research Systems                               15,200        957,600
   Finisar*                                              105,900      1,090,770
   Intersil, Cl A                                         51,500        693,705
   JDA Software Group*                                    22,200        581,862
   MAXIMUS                                                 8,900        425,954
   Micros Systems*                                        25,400        725,932
   Netgear*                                               56,800      1,172,352
   Netscout Systems*                                      69,100        970,164
   Rovi*                                                  20,100        580,287
   Silicon Laboratories*                                  32,300      1,364,352
   Solera Holdings                                        26,500        877,415
   Tyler Technologies*                                    60,900      1,140,657
                                                                   ------------
                                                                     21,604,957
                                                                   ------------
MATERIALS -- 1.5%
   Kaiser Aluminum                                        20,600        724,090
   Schnitzer Steel Industries, Cl A                       12,600        510,300
   Thompson Creek Metals*                                 51,200        593,920
                                                                   ------------
                                                                      1,828,310
                                                                   ------------
   Total Common Stock
      (Cost $99,440,659)                                            111,335,038
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                 FROST HOOVER SMALL-MID CAP
                                                   EQUITY FUND
                                                   JANUARY 31, 2010 (UNAUDITED)

Description                                            Shares          Value
-------------------------------------------------   ------------   ------------
CASH EQUIVALENT -- 5.3%
   AIM STIT-Government & Agency
      Portfolio 0.020%**
      (Cost $6,296,479)                                6,296,479   $  6,296,479
                                                                   ------------
   Total Investments -- 98.8%
      (Cost $105,737,138)                                          $117,631,517
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $119,033,739.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2010.

+++  REAL ESTATE INVESTMENT TRUST

ADR -- AMERICAN DEPOSITARY RECEIPT

CL  -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II               FROST INTERNATIONAL EQUITY FUND
                                                 JANUARY 31, 2010 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Financials                   19.7%
Consumer Discretionary       13.4%
Health Care                  13.1%
Consumer Staples             12.3%
Energy                        8.1%
Industrials                   7.6%
Information Technology        6.9%
Materials                     6.9%
Cash Equivalent               5.7%
Telecommunication Services    5.4%
Utilities                     0.9%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                            Shares          Value
-------------------------------------------------   ------------   ------------
COMMON STOCK -- 94.3%
AUSTRALIA -- 1.9%
   BHP Billiton                                          133,628   $  4,653,682
                                                                   ------------
BRAZIL -- 4.3%
   BM&F BOVESPA                                          479,210      3,236,771
   Empresa Brasileira de Aeronautica
      ADR                                                 80,300      1,704,769
   Natura Cosmeticos                                     128,600      2,315,851
   Petroleo Brasileiro ADR                                86,005      3,489,223
                                                                   ------------
                                                                     10,746,614
                                                                   ------------
CANADA -- 4.4%
   Canadian National Railway                              83,300      4,153,316
   Canadian Natural Resources                             57,090      3,643,531
   Potash Corp. of Saskatchewan                           28,889      2,870,122
   Thomson Reuters                                         3,700        123,553
                                                                   ------------
                                                                     10,790,522
                                                                   ------------
CHINA -- 5.3%
   Baidu ADR*                                              2,437      1,003,337
   China Merchants Bank, Cl H                          1,768,539      4,114,312
   China Mobile                                           12,000        114,001
   Industrial & Commercial
      Bank of China                                    7,799,800      5,726,947
   Sinopharm Group, Cl H*                                581,600      2,195,113
                                                                   ------------
                                                                     13,153,710
                                                                   ------------
DENMARK -- 3.5%
   Novo Nordisk, Cl B                                     78,460      5,341,342
   Vestas Wind Systems*                                   62,968      3,353,117
                                                                   ------------
                                                                      8,694,459
                                                                   ------------

Description                                            Shares          Value
-------------------------------------------------   ------------   ------------
FRANCE -- 8.7%
   Air Liquide                                            33,219   $  3,546,019
   AXA                                                   185,300      3,853,780
   BNP Paribas                                            57,100      4,128,674
   Lafarge                                                55,204      4,124,762
   LVMH Moet Hennessy Louis Vuitton                       52,765      5,784,661
                                                                   ------------
                                                                     21,437,896
                                                                   ------------
GERMANY -- 6.2%
   Deutsche Bank                                          67,400      4,146,851
   E.ON                                                   62,507      2,310,516
   Fresenius Medical Care & KGaA                          72,100      3,662,281
   SAP                                                   115,813      5,311,816
                                                                   ------------
                                                                     15,431,464
                                                                   ------------
GREECE -- 1.4%
   National Bank of Greece*                              151,866      3,371,103
                                                                   ------------
HONG KONG -- 3.7%
   CNOOC                                               3,073,594      4,370,996
   Hong Kong Exchanges and Clearing                      274,800      4,683,186
                                                                   ------------
                                                                      9,054,182
                                                                   ------------
IRELAND -- 1.0%
   Covidien                                               51,300      2,593,728
                                                                   ------------
ISRAEL -- 3.0%
   Teva Pharmaceutical Industries ADR                    129,364      7,337,526
                                                                   ------------
ITALY -- 1.0%
   Intesa Sanpaolo*                                      660,916      2,545,192
                                                                   ------------
JAPAN -- 7.7%
   Fanuc                                                  36,441      3,495,559
   Komatsu                                               298,878      6,025,232
   Mitsubishi UFJ Financial Group                        823,600      4,269,437
   Toyota Motor                                          135,780      5,248,917
                                                                   ------------
                                                                     19,039,145
                                                                   ------------
MEXICO -- 3.0%
   America Movil ADR                                      73,768      3,219,973
   Wal-Mart de Mexico                                    971,740      4,308,031
                                                                   ------------
                                                                      7,528,004
                                                                   ------------
NETHERLANDS -- 3.4%
   ING Groep*                                            254,100      2,418,255
   Koninklijke KPN                                       152,200      2,530,195
   Schlumberger                                           55,350      3,512,511
                                                                   ------------
                                                                      8,460,961
                                                                   ------------
SOUTH KOREA -- 1.0%
   Hyundai Motor                                          24,285      2,368,348
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II               FROST INTERNATIONAL EQUITY FUND
                                                 JANUARY 31, 2010 (UNAUDITED)

Description                                            Shares          Value
-------------------------------------------------   ------------   ------------
SPAIN -- 1.9%
   Telefonica                                            196,700   $  4,735,865
                                                                   ------------
SWEDEN -- 2.0%
   Hennes & Mauritz, Cl B                                 83,542      4,947,764
                                                                   ------------
SWITZERLAND -- 7.3%
   Julius Baer Group                                      55,605      1,848,607
   Logitech International*                               111,586      1,907,462
   Nestle                                                114,300      5,442,344
   Novartis                                               94,887      5,086,108
   Roche Holding                                          22,123      3,723,322
                                                                   ------------
                                                                     18,007,843
                                                                   ------------
TAIWAN -- 1.0%
   Taiwan Semiconductor Manufacturing
      ADR                                                249,000      2,529,840
                                                                   ------------
TURKEY -- 1.1%
   Turkcell Iletisim Hizmet                              375,600      2,761,211
                                                                   ------------
UNITED KINGDOM -- 20.8%
   Amdocs*                                               103,174      2,949,744
   ARM Holdings                                        1,063,000      3,302,805
   BP                                                    391,090      3,670,436
   British American Tobacco                              157,237      5,206,032
   British Sky Broadcasting Group                        394,446      3,365,107
   Cairn Energy*                                         245,390      1,275,314
   Carnival*                                             136,438      4,963,564
   Kingfisher                                          1,056,676      3,587,308
   Pearson                                               189,654      2,703,710
   Reckitt Benckiser Group                                95,412      4,967,802
   SABMiller                                             127,223      3,480,908
   Smith & Nephew                                        255,714      2,588,422
   Standard Chartered                                    194,640      4,519,346
   Tesco                                                 711,481      4,841,620
                                                                   ------------
                                                                     51,422,118
                                                                   ------------
UNITED STATES -- 0.7%
   Southern Copper                                        68,600      1,826,818
                                                                   ------------
   Total Common Stock
      (Cost $225,767,959)                                           233,437,995
                                                                   ------------
CASH EQUIVALENT -- 5.7%
   AIM STIT-Government & Agency
      Portfolio, 0.020%**
      (Cost $14,068,539)                              14,068,539     14,068,539
                                                                   ------------
   Total Investments -- 100%
      (Cost $239,836,498)                                          $247,506,534
                                                                   ============

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2010, is as follows:

SETTLEMENT      CURRENCY       CURRENCY       UNREALIZED
   DATE        TO DELIVER     TO RECEIVE     APPRECIATION
----------  --------------   -------------   ------------
 5/4/10     BRL 10,882,000   USD 5,994,932      $319,312
 5/28/10    MXP 94,024,000   USD 7,138,172        49,164
 7/26/10    EUR  5,645,000   USD 7,908,164        87,358
                                                --------
                                                $455,834
                                                ========

PERCENTAGES ARE BASED ON NET ASSETS OF $247,458,706.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2010.

ADR -- AMERICAN DEPOSITARY RECEIPT

BRL -- BRAZILIAN REAL

CL  -- CLASS

EUR -- EURO

MXP -- MEXICAN PESO

USD -- UNITED STATES DOLLAR

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

U.S. Treasury Obligations            22.0%
Asset-Backed Securities              21.9%
U.S. Government Agency Obligations   18.9%
Municipals Bonds                      6.5%
Financials                            5.1%
Health Care                           5.1%
Energy                                4.4%
Cash Equivalent                       4.1%
Commercial Paper                      2.7%
Industrials                           2.0%
Consumer Discretionary                1.8%
Telecommunication Services            1.8%
Information Technology                1.8%
Sovereign                             1.1%
Consumer Staples                      0.8%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                          Face Amount       Value
-------------------------------------------------   ------------   ------------
ASSET-BACKED SECURITIES -- 21.8%
AUTOMOTIVE -- 14.6%
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-1, Cl C
         5.280%, 11/06/11                           $    805,587   $    806,064
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-RM, Cl A2
         5.420%, 08/08/11                                 71,925         73,025
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-DF, Cl A3A
         5.490%, 07/06/12                              1,426,199      1,443,998
   Capital One Auto Finance Trust,
      Ser 2005-C, Cl A4A
         4.710%, 06/15/12                                245,178        246,344
   Capital One Auto Finance Trust,
      Ser 2006-A, Cl A4
         0.243%, 12/15/12 (A)                            562,565        557,984
   Capital One Auto Finance Trust,
      Ser 2007-B, Cl A3A
         5.030%, 04/15/12                                557,770        563,267
   Capital One Auto Finance Trust,
      Ser 2007-C, Cl A4
         5.230%, 07/15/14                              1,000,000      1,040,000
   Capital One Prime Auto Receivables
      Trust, Ser 2006-2, Cl B
         5.050%, 06/15/13                              2,200,000      2,233,162
   Capital One Prime Auto Receivables
      Trust, Ser 2007-1, Cl B1
         5.760%, 12/15/13                              2,800,000      2,908,788
   CarMax Auto Owner Trust,
      Ser 2007-1, Cl A3
         5.240%, 07/15/11                                218,654        219,954
   CPS Auto Trust, Ser 2005-A, Cl A2
         4.780%, 10/15/11 (B)                            453,682        457,596

Description                                          Face Amount       Value
-------------------------------------------------   ------------   ------------
   Drive Auto Receivables Trust,
      Ser 2006-2, Cl A3
         5.330%, 04/15/14 (B)                       $    289,091   $    290,069
   Fifth Third Auto Trust, Ser 2008-1,
      Cl A4A 4.810%, 01/15/13                          2,500,000      2,603,452
   Harley-Davidson Motorcycle Trust,
      Ser 2008-1, Cl A4
         4.900%, 12/15/13                              1,000,000      1,056,871
   Household Automotive Trust, Ser
      2006-2, Cl A4
         5.670%, 06/17/13                                500,000        514,926
   Santander Drive Auto Receivables
      Trust, Ser 2007-1, Cl A4
         0.283%, 09/15/14 (A)                            619,041        600,780
   Triad Auto Receivables Owner Trust,
      Ser 2006-C, Cl A4
         5.310%, 05/13/13                              5,012,000      5,199,079
   Triad Auto Receivables Owner Trust,
      Ser 2007-B, Cl A2B
         1.233%, 10/12/11 (A)                            207,855        207,834
   UPFC Auto Receivables Trust,
      Ser 2007-A, Cl A3
         5.530%, 07/15/13                                587,116        601,441
   USAA Auto Owner Trust,
      Ser 2006-2, Cl B
         5.620%, 01/15/13                              1,295,000      1,304,368
   Wachovia Auto Loan Owner Trust,
      Ser 2007-1, Cl C
         5.450%, 10/22/12                              1,650,000      1,697,337
   Wachovia Auto Loan Owner Trust,
      Ser 2008-1, Cl A3
         4.270%, 04/20/12                              1,692,919      1,718,048
   World Omni Auto Receivables Trust,
      Ser 2007-B, Cl A4
         5.390%, 05/15/13                              1,000,000      1,052,645
                                                                   ------------
                                                                     27,397,032
                                                                   ------------
CREDIT CARDS -- 4.6%
   Bank of America Credit Card
      Trust, Ser 2007-A8, Cl A8
         5.590%, 11/17/14                              2,000,000      2,174,901
   Chase Issuance Trust,
      Ser 2008-A4, Cl A4
         4.650%, 03/15/15                              2,500,000      2,693,954
   Citibank, Ser 2004-B2, Cl B2
         0.553%, 10/07/13 (A)                            750,000        740,119
   GE Capital Credit Card Master
      Note Trust, Ser 2007-A, Cl A
         0.273%, 03/15/15 (A)                          2,000,000      1,952,601
   MBNA Credit Card Master
      Note Trust, Ser 2002-C1, Cl C1
         6.800%, 07/15/14                              1,000,000      1,069,813
                                                                   ------------
                                                                      8,631,388
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

Description                                          Face Amount       Value
-------------------------------------------------   ------------   ------------
OTHER ASSET-BACKED SECURITIES -- 2.6%
   Ford Credit Floorplan Master Owner
      Trust, Ser 2006-4, Cl A
         0.483%, 06/15/13 (A)                       $  1,000,000   $    980,744
   John Deere Owner Trust,
      Ser 2008-A, Cl A4
         4.890%, 03/16/15                              1,000,000      1,016,627
   Marriott Vacation Club Owner Trust,
      Ser 2009-2A, Cl A
         4.809%, 07/20/31 (B)                          2,813,296      2,819,650
                                                                   ------------
                                                                      4,817,021
                                                                   ------------
   Total Asset-Backed Securities
      (Cost $37,999,136)                                             40,845,441
                                                                   ------------
CORPORATE OBLIGATIONS -- 23.7%
CONSUMER DISCRETIONARY -- 1.8%
   AutoZone
         6.950%, 06/15/16                              3,000,000      3,383,178
                                                                   ------------
CONSUMER STAPLES -- 0.8%
   CVS Caremark
         4.875%, 09/15/14                              1,430,000      1,535,807
                                                                   ------------
ENERGY -- 4.4%
   Credit Suisse MTN
         5.000%, 05/15/13                              2,000,000      2,155,690
   HSBC Finance (A)
         0.686%, 06/01/16                              3,000,000      2,808,303
   Metropolitan Life Global
      Funding I (B)
         5.125%, 06/10/14                              3,000,000      3,214,023
                                                                   ------------
                                                                      8,178,016
                                                                   ------------
FINANCIALS -- 5.1%
   Fifth Third Bancorp
         6.250%, 05/01/13                              3,000,000      3,195,636
   Hartford Financial Services Group
         5.250%, 10/15/11                              3,000,000      3,126,234
   Merrill Lynch MTN (A)
         0.481%, 11/01/11                              2,700,000      2,667,403
   Wachovia
         5.300%, 10/15/11                                498,000        529,121
                                                                   ------------
                                                                      9,518,394
                                                                   ------------
HEALTH CARE -- 5.1%
   McKesson
         5.250%, 03/01/13                              3,000,000      3,224,157
   UnitedHealth Group (A)
         0.433%, 06/21/10                              3,000,000      2,999,919
   Wyeth
         5.500%, 02/15/16                              3,000,000      3,313,164
                                                                   ------------
                                                                      9,537,240
                                                                   ------------

Description                                          Face Amount       Value
-------------------------------------------------   ------------   ------------
INDUSTRIALS -- 1.9%
   Ingersoll-Rand Global Holding
         9.500%, 04/15/14                           $  3,000,000   $  3,669,504
                                                                   ------------
INFORMATION TECHNOLOGY -- 1.8%
   Fiserv
         6.125%, 11/20/12                              3,000,000      3,320,484
                                                                   ------------
SOVEREIGN -- 1.1%
   Republic of Austria MTN (B)
         2.000%, 11/15/12                              2,000,000      2,015,180
                                                                   ------------
TELECOMMUNICATION SERVICES -- 1.7%
   AT&T
         5.875%, 02/01/12                              3,000,000      3,248,292
                                                                   ------------
   Total Corporate Obligations
      (Cost $41,408,019)                                             44,406,095
                                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.8%
   FAMC
         3.875%, 08/19/11                              4,250,000      4,449,992
   FFCB
         4.820%, 10/12/12                              5,500,000      5,984,913
         4.400%, 01/03/13                              1,935,000      2,090,351
   FHLB
         6.700%, 07/22/14                                500,000        589,487
   FHLMC
         5.500%, 08/20/12                              1,900,000      2,097,982
   FNMA
         5.000%, 10/15/11                              1,000,000      1,070,816
   GNMA, Cl PD
         5.000%, 05/20/38                              9,840,590     10,498,167
   GNMA, Cl VB
         5.000%, 12/20/39                              2,500,000      2,635,922
   Tennessee Valley Authority
         5.625%, 01/18/11                              5,500,000      5,781,473
                                                                   ------------
  Total U.S. Government Agency
      Obligations (Cost $33,401,118)                                 35,199,103
                                                                   ------------
MUNICIPAL BONDS -- 6.5%
   Baltimore, Public Improvements
      Authority, Ser B, GO,
      National-RE FGIC
         7.500%, 10/15/10                                900,000        940,032
   City of El Paso Texas, GO
         3.610%, 08/15/14                                500,000        512,120
   Florida Hurricane Catastrophe
      Fund Finance, Ser A, RB (A)
      Callable 03/15/10 @ 101
         1.013%, 10/15/12                              2,000,000      1,914,960
   Georgia Municipal Gas Authority,
      Ser F, RB
         3.071%, 08/01/11                              1,000,000      1,020,590

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

Description                                          Face Amount       Value
-------------------------------------------------   ------------   ------------
   New York State, Environmental
      Facilities, Ser A, RB
         5.850%, 03/15/11                           $  1,000,000   $  1,037,530
   North Carolina Eastern Municipal
      Power Agency, Ser C, RB
         4.430%, 01/01/14                              1,500,000      1,509,045
   Oklahoma County Finance
      Authority, RB
         5.350%, 09/01/15                                750,000        768,825
   South Texas, Detention Complex
      Local Development Authority, RB,
      National-RE
         4.340%, 02/01/11                              1,865,000      1,873,467
   Texas State, Veterans Housing
      Assistance Project, Ser A-1, GO
      Callable 03/05/10 @ 100
         7.000%, 12/01/10                                375,000        381,203
   Will County Community Unit School
      District No. 365 Valley View,
      Ser B, GO, Assured Guaranty
         4.750%, 11/01/15                              2,000,000      2,114,160
                                                                   ------------
   Total Municipal Bonds
      (Cost $11,795,133)                                             12,071,932
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 21.9%
   U.S. Treasury Bills
         0.250%, 02/18/10 (C)                         10,000,000      9,999,980
   U.S. Treasury Inflationary
      Protection Security
         1.250%, 04/15/14                              1,000,000      1,065,952
   U.S. Treasury Note
         2.750%, 02/15/19                              5,000,000      4,700,000
         2.375%, 09/30/14                             10,000,000     10,078,100
         1.375%, 10/15/12                              5,000,000      5,019,140
         1.000%, 08/31/11                              5,000,000      5,032,030
         0.750%, 11/30/11                              5,000,000      5,001,365
                                                                   ------------
   Total U.S. Treasury Obligations
      (Cost $40,838,697)                                             40,896,567
                                                                   ------------
COMMERCIAL PAPER -- 2.7%
   FCAR Owner Trust
         0.320%, 02/12/10 (C)                          2,500,000      2,499,750
   White Point Funding
         0.350%, 02/08/10 (C)                          2,500,000      2,499,792
                                                                   ------------
   Total Commercial Paper
      (Cost $4,999,585)                                               4,999,542
                                                                   ------------

Description                                            Shares          Value
-------------------------------------------------   ------------   ------------
CASH EQUIVALENT -- 4.1%
   AIM STIT-Government & Agency
      Portfolio 0.020%*
      (Cost $7,708,457)                                7,708,457   $  7,708,457
                                                                   ------------
   Total Investments -- 99.5%
      (Cost $178,150,145)                                          $186,127,137
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $187,080,146.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2010.

(A) VARIABLE RATE SECURITY - THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT AS OF JANUARY 31, 2010. THE DATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE NEXT RESET DATE.

(B) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.

(C) ZERO COUPON SECURITY. THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

CL    -- CLASS

FAMC  -- FEDERAL AGRICULTURE MORTGAGE CORPORATION

FFCB  -- FEDERAL FARM CREDIT BANK

FGIC  -- FEDERAL GUARANTY INSURANCE COMPANY

FHLB  -- FEDERAL HOME LOAN BANK

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA  -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA  -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

GO    -- GENERAL OBLIGATION

MTN   -- MEDIUM TERM NOTE

RB    -- REVENUE BOND

SER   -- SERIES

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Asset-Backed Securities             31.4%
Mortgage-Backed Securities          30.0%
Financials                          11.8%
Energy                               5.5%
Consumer Discretionary               4.4%
Materials                            3.6%
Cash Equivalent                      3.2%
Industrials                          2.5%
Consumer Staples                     1.7%
Municipal Bonds                      1.6%
U.S. Treasury Obligation             1.6%
Information Technology               1.3%
U.S. Government Agency Obligation    0.8%
Telecommunication Services           0.6%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                          Face Amount       Value
-------------------------------------------------   ------------   ------------
ASSET-BACKED SECURITIES -- 31.4%
AUTOMOTIVE -- 26.8%
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-1, Cl C
         5.280%, 11/06/11                           $    805,587   $    806,064
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-1, Cl D
         5.490%, 04/06/12                                150,000        148,984
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-BG, Cl A4
         5.210%, 09/06/13                              5,378,408      5,556,697
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-RM, Cl A3
         5.530%, 01/06/14                             10,000,000     10,375,198
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-CM, Cl A4A
         5.550%, 04/07/14                              4,500,000      4,724,117
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-DF, Cl A4A
         5.560%, 06/06/14                                125,000        130,456
   AmeriCredit Automobile Receivables
      Trust, Ser 2008-AF, Cl A4
         6.960%, 10/14/14                              2,000,000      2,131,991
   AmeriCredit Prime Automobile
      Receivable, Ser 2007-2M, Cl A4A
         5.350%, 03/08/16                                762,000        790,991
   Capital Auto Receivables Asset Trust,
      Ser 2007-SN1, Cl D
         6.050%, 01/17/12                              1,950,000      1,918,369
   Capital One Auto Finance Trust,
      Ser 2006-A, Cl A4
         0.243%, 12/15/12 (A)                            984,489        976,471
   Capital One Auto Finance Trust,
      Ser 2007-C, Cl A4
         5.230%, 07/15/14                              2,000,000      2,079,999
   Capital One Prime Auto Receivables
      Trust, Ser 2006-2, Cl B
         5.050%, 06/15/13                             18,538,000     18,817,436

Description                                          Face Amount       Value
-------------------------------------------------   ------------   ------------
   Capital One Prime Auto Receivables
      Trust, Ser 2007-1, Cl B1
         5.760%, 12/15/13                           $  3,000,000   $  3,116,558
   Capital One Prime Auto Receivables
      Trust, Ser 2007-2, Cl B
         5.680%, 06/15/14                              1,128,000      1,173,771
   Carmax Auto Owner Trust,
      Ser 2007-2, Cl B
         5.370%, 03/15/13                              1,850,000      1,904,674
   Carmax Auto Owner Trust,
      Ser 2008-1, Cl A4A
         4.790%, 02/15/13                              2,050,000      2,157,202
   CPS Auto Trust, Ser 2006-A,
      Cl 1A4
         5.330%, 11/15/12 (B)                          1,061,417      1,081,044
   CPS Auto Trust, Ser 2007-B,
      Cl A4
         5.600%, 01/15/14 (B)                          1,325,000      1,318,857
   Drive Auto Receivables Trust,
      Ser 2006-2, Cl A3
         5.330%, 04/15/14 (B)                            578,182        580,138
   DT Auto Owner Trust, Cl C
         10.750%, 10/15/15 (B)                         3,825,665      3,864,072
   Ford Credit Auto Owner Trust,
      Ser 2007-A, Cl A4A
         5.470%, 06/15/12                                427,000        447,624
   Harley-Davidson Motorcycle Trust,
      Ser 2006-3, Cl B
         5.430%, 11/15/14                              2,650,000      2,776,679
   Harley-Davidson Motorcycle Trust,
      Ser 2007-1, Cl C
         5.540%, 04/15/15                              5,595,000      5,823,147
   Harley-Davidson Motorcycle Trust,
      Ser 2007-2, Cl B
         5.230%, 03/15/14                              1,000,000      1,038,723
   Household Automotive Trust,
      Ser 2007-1, Cl A4
         5.330%, 11/17/13                              3,000,000      3,123,200
   JPMorgan Auto Receivables Trust,
      Ser 2007-A, Cl C
         5.510%, 02/15/14 (B)                            200,607        205,381
   JPMorgan Auto Receivables Trust,
      Ser 2008-A, Cl B
         5.220%, 07/15/15 (B)                          1,915,292      1,968,258
   Merrill Auto Trust Securitization,
      Ser 2007-1, Cl C
         5.960%, 12/15/13                              1,227,033      1,246,004
   Santander Drive Auto Receivables
      Trust, Ser 2007-1, Cl A4
         0.283%, 09/15/14 (A)                            619,041        600,780
   Triad Auto Receivables Owner Trust,
      Ser 2006-C, Cl A4
         5.310%, 05/13/13                              9,313,000      9,660,619
   Wachovia Auto Loan Owner
      Trust 2006-1, Ser 2007-1, Cl C
         5.450%, 10/22/12                              2,100,000      2,160,248
   Wachovia Auto Loan Owner Trust,
      Ser 2006-1, Cl C
         5.220%, 11/20/12 (B)                            287,000        292,830

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

Description                                          Face Amount       Value
-------------------------------------------------   ------------   ------------
   Wachovia Auto Owner Trust,
      Ser 2006-A, Cl A4
         5.380%, 03/20/13                           $  1,011,164   $  1,029,021
                                                                   ------------
                                                                     94,025,603
                                                                   ------------
CREDIT CARDS -- 3.4%
   1st Financial Bank USA,
      Ser 2009-C, Cl D
         11.500%, 10/15/15 (B)                         2,000,000      2,005,328
   Cabela's Master Credit Card Trust,
      Ser 2008-1A, Cl B1
         5.240%, 12/16/13 (B)                          1,000,000      1,008,085
   Capital One Multi-Asset Execution
      Trust, Ser 2003-C4, Cl C4
         6.000%, 08/15/13                              2,000,000      2,057,687
   Capital One Multi-Asset Execution
      Trust, Ser 2008-A3, Cl A3
         5.050%, 02/15/16                              1,000,000      1,087,905
   Citibank Credit Card Issuance Trust,
      Ser 2005-A9, Cl A9
         5.100%, 11/20/17                              3,000,000      3,265,083
   Citibank Credit Card Issuance Trust,
      Ser 2007-A6, Cl A6
         0.241%, 07/12/12 (A)                            675,000        674,311
   MBNA Credit Card Master Note Trust,
      Ser 2002-C1, Cl C1
         6.800%, 07/15/14                              1,750,000      1,872,172
                                                                   ------------
                                                                     11,970,571
                                                                   ------------
OTHER ASSET-BACKED SECURITIES -- 1.2%
   CIT Equipment Collateral,
      Ser 2006-VT2, Cl A4
         5.050%, 04/20/14                                808,688        810,789
   CIT Equipment Collateral,
      Ser 2006-VT2, Cl C
         5.290%, 04/20/14                                162,867        163,118
   CIT Equipment Collateral,
      Ser 2006-VT2, Cl D
         5.460%, 04/20/14                                212,775        212,837
   Ford Credit Floorplan Master
      Owner Trust, Ser 2006-4, Cl B
         0.783%, 06/15/13 (A)                            820,000        788,813
   Ford Credit Floorplan Master Owner
      Trust, Ser 2006-4, Cl A
         0.483%, 06/15/13 (A)                          1,000,000        980,744
   Marriott Vacation Club Owner Trust,
      Cl C
         6.125%, 04/20/28 (B)                             64,878         56,373
   Marriott Vacation Club Owner Trust,
      Cl D
         6.010%, 10/20/28 (B)                             76,696         64,639
   Sierra Receivables Funding,
      Ser 2009-1A, Cl A1
         9.790%, 12/22/25 (B)                          1,072,217      1,112,632
                                                                   ------------
                                                                      4,189,945
                                                                   ------------
   Total Asset-Backed Securities
      (Cost $95,011,825)                                            110,186,119
                                                                   ------------

Description                                          Face Amount       Value
-------------------------------------------------   ------------   ------------
CORPORATE OBLIGATIONS -- 31.4%
CONSUMER DISCRETIONARY -- 4.4%
   AutoZone
         7.125%, 08/01/18                           $  2,000,000   $  2,274,904
   Best Buy
         6.750%, 07/15/13                              3,000,000      3,356,313
   CBS
         8.200%, 05/15/14                              3,000,000      3,483,516
   Mattel
         5.625%, 03/15/13                              3,000,000      3,270,903
   Yum! Brands
         6.250%, 04/15/16                              3,000,000      3,284,358
                                                                   ------------
                                                                     15,669,994
                                                                   ------------
CONSUMER STAPLES -- 1.7%
   Clorox
         5.000%, 03/01/13                              3,000,000      3,252,072
   Dr Pepper Snapple Group
         6.120%, 05/01/13                              2,500,000      2,791,742
                                                                   ------------
                                                                      6,043,814
                                                                   ------------
ENERGY -- 5.5%
   Capital One Bank USA
         8.800%, 07/15/19                              5,000,000      6,063,350
   Crown Castle Towers (B)
         6.113%, 01/15/20                              2,500,000      2,592,015
   Farmers Exchange Capital (B)
         7.050%, 07/15/28                                500,000        445,530
   General Electric Capital
         5.250%, 10/19/12                              1,200,000      1,281,688
   Merrill Lynch
         6.050%, 08/15/12                              2,000,000      2,160,864
   Suncor Energy
         6.100%, 06/01/18                              3,000,000      3,278,028
   Valero Energy
         9.375%, 03/15/19                              3,000,000      3,653,694
                                                                   ------------
                                                                     19,475,169
                                                                   ------------
FINANCIALS -- 11.8%
   American Express Credit MTN
         7.300%, 08/20/13                              3,000,000      3,408,441
   Citigroup
         5.625%, 08/27/12                              5,000,000      5,249,220
   Goldman Sachs Group (A)
         0.851%, 09/29/14                             10,000,000      9,815,510
   Hartford Financial Services Group
         5.250%, 10/15/11                              1,500,000      1,563,117
   JPMorgan Chase
         6.300%, 04/23/19                              3,000,000      3,317,217
   Keycorp MTN
         6.500%, 05/14/13                              5,000,000      5,318,410
   Lehman Brothers Holdings
      MTN (C)
         5.750%, 05/17/13                              1,000,000        208,750
   Morgan Stanley MTN (A)
         2.373%, 05/14/10                              4,000,000      4,023,772
   Nisource Finance
         10.750%, 03/15/16                             3,000,000      3,836,718

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

Description                                          Face Amount       Value
-------------------------------------------------   ------------   ------------
   SLM MTN (A)
         0.479%, 10/25/11                           $  5,000,000   $  4,611,345
                                                                   ------------
                                                                     41,352,500
                                                                   ------------
INDUSTRIALS -- 2.5%
   FedEx
         7.375%, 01/15/14                              2,000,000      2,303,204
   Macy's Retail Holdings
         7.450%, 09/15/11                              1,187,000      1,252,285
   Southwest Airlines
         6.500%, 03/01/12                              2,000,000      2,138,470
   Terex
         7.375%, 01/15/14                              3,000,000      3,007,500
                                                                   ------------
                                                                      8,701,459
                                                                   ------------
INFORMATION TECHNOLOGY -- 1.3%
   Corning
         6.625%, 05/15/19                              4,000,000      4,474,512
                                                                   ------------
MATERIALS -- 3.6%
   Alcoa
         6.500%, 06/01/11                              2,500,000      2,631,893
   Freeport-McMoRan Copper (A)
         3.881%, 04/01/15                              7,000,000      6,961,220
   United States Steel
         5.650%, 06/01/13                              3,000,000      2,993,898
                                                                   ------------
                                                                     12,587,011
                                                                   ------------
TELECOMMUNICATION SERVICES -- 0.6%
   Verizon Communications
         5.500%, 02/15/18                              2,000,000      2,114,352
                                                                   ------------
   Total Corporate Obligations
         (Cost $102,494,613)                                        110,418,811
                                                                   ------------
MORTGAGE-BACKED SECURITIES -- 30.0%
AGENCY MORTGAGE-BACKED OBLIGATION -- 21.0%
   FHLMC
         6.000%, 05/01/26 to 11/01/47                  7,192,183      7,732,681
         5.500%, 12/01/37                              3,134,185      3,327,302
         5.000%, 04/01/21 to 04/01/24                 10,310,451     10,926,538
   FHLMC REMIC, Ser R011, Cl AB
         5.500%, 12/15/20                              1,562,672      1,646,039
   FNMA, Cl FD
         0.531%, 07/25/35 (A)                          4,998,794      4,931,158
   FNMA, Cl 2, IO
         5.000%, 09/25/39                              9,498,273      2,144,666
   FNMA
         5.500%, 07/01/36 to 12/01/47                  7,008,290      7,405,346
         5.000%, 04/01/19 to 05/01/35                 15,660,456     16,585,400
         4.500%, 02/01/39                              9,642,060      9,751,053
   FNMA, IO
         4.500%, 11/25/39                             19,792,068      4,996,970
   GNMA, Cl VB
         5.000%, 12/20/39                              2,500,000      2,635,922

Description                                          Face Amount       Value
-------------------------------------------------   ------------   ------------
   GNMA REMIC, Ser 2008-68,
      Cl DC
         5.000%, 01/20/29                           $  1,695,805   $  1,771,940
                                                                   ------------
                                                                     73,855,015
                                                                   ------------
NON-AGENCY MORTGAGE-BACKED OBLIGATION -- 9.0%
   Banc of America Commercial
      Mortgage, Ser 2006-6, Cl A3
         5.369%, 10/10/45                              2,500,000      2,522,572
   Banc of America Commercial
      Mortgage, Ser 2008-1, Cl B
         6.210%, 02/10/51 (A) (B)                        500,000        175,534
   Banc of America Commercial
      Mortgage, Ser 2008-1, Cl AJ
         6.210%, 02/10/51 (A)                          1,000,000        448,256
   Bear Stearns Commercial
      Mortgage Securities,
      Ser 2005-PW10, Cl AJ
         5.463%, 12/11/40 (A)                          1,000,000        721,409
   Bear Stearns Commercial Mortgage
      Securities, Ser 2006-PW14, Cl A3
         5.209%, 12/11/38                              2,000,000      2,000,059
   Bear Stearns Commercial Mortgage
      Securities, Ser 2007-PW17, Cl A3
         5.941%, 06/11/50                              1,000,000        101,779
   Carrington Mortgage Loan Trust,
      Ser 2007-FRE1, Cl M8
         2.481%, 02/25/37 (A)                          1,000,000         36,061
   Citigroup Commercial Mortgage
      Trust, Ser 2006-C4, Cl C
         5.725%, 03/15/49 (A)                          1,000,000        326,884
   Credit Suisse First Boston
      Mortgage Securities, Cl G
         6.930%, 02/15/34 (B)                            865,000        827,222
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C1, Cl A3
         5.548%, 02/15/39 (A)                            800,000        807,310
   GE Business Loan Trust, Cl A
         0.403%, 04/16/35 (A) (B)                      3,291,700      2,441,916
   Greenwich Capital Commercial
      Funding, Ser 2007-GC9, Cl J
         5.772%, 03/10/39 (A) (B)                      1,000,000        138,694
   GS Mortgage Securities II,
      Ser 2007-GG10, Cl A4
         5.805%, 08/10/45 (A)                          1,000,000        869,499
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2006-CB16, Cl B
         5.672%, 05/12/45 (A)                          1,000,000        334,590
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2007-LD12, Cl J
         6.062%, 02/15/51 (A) (B)                      1,000,000        103,161
   LB-UBS Commercial Mortgage
      Trust, Ser 2005-C5, Cl A4
         4.954%, 09/15/30                              2,000,000      2,037,166
   LB-UBS Commercial Mortgage
      Trust, Ser 2005-C7, Cl C
         5.350%, 11/15/40 (A)                          1,100,000        691,772

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

Description                                          Face Amount       Value
-------------------------------------------------   ------------   ------------
   LB-UBS Commercial Mortgage
      Trust, Ser 2007-C6, Cl D
         6.242%, 07/15/40 (A)                       $    650,000   $    154,324
   Merrill Lynch Mortgage Trust, Cl A4
         5.828%, 06/12/50 (A)                          1,000,000        895,044
   Merrill Lynch Mortgage Trust,
      Ser 2007-C1, Cl B
         5.828%, 06/12/50 (A)                            250,000         69,902
   Morgan Stanley Capital I,
      Ser 2006-HQ9, Cl A3
         5.712%, 07/12/44                              1,650,000      1,684,387
   Morgan Stanley Capital I,
      Ser 2006-IQ11, Cl A3
         5.735%, 10/15/42 (A)                            510,000        522,005
   Morgan Stanley Capital I,
      Ser 2006-T23, Cl A3
         5.807%, 08/12/41 (A)                          1,600,000      1,646,688
   Morgan Stanley Capital I,
      Ser 2007-HQ12, Cl B
         5.631%, 04/12/49 (A)                          1,250,000        321,228
   Morgan Stanley Capital I,
      Ser 2007-IQ15, Cl AJ
         5.880%, 06/11/49 (A)                          1,000,000        475,065
   Morgan Stanley Capital I,
      Ser 2007-IQ15, Cl B
         5.880%, 06/11/49 (A) (B)                        750,000        202,729
   Morgan Stanley Capital I,
      Ser 2007-T25, Cl B
         5.614%, 11/12/49 (A) (B)                      1,750,000        519,760
   Morgan Stanley Capital I,
      Ser 2007-T27, Cl B
         5.649%, 06/11/42 (A) (B)                        500,000        151,758
   Morgan Stanley Capital I,
      Ser 2008-T29, Cl A4
         6.280%, 01/11/43                              3,500,000      3,655,728
   Morgan Stanley Dean Witter Capital I,
      Ser 2003-HQ2, Cl B
         5.040%, 03/12/35                                200,000        191,341
   Morgan Stanley Reremic Trust,
      Cl A4A
         5.805%, 08/12/45 (A) (B)                      5,000,000      4,740,750
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2006-C27, Cl B
         5.865%, 07/15/45 (A)                          1,000,000        366,027
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2007-C30, Cl J
         5.828%, 12/15/43 (A) (B)                      1,414,000         27,717
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2007-C31, Cl AJ
         5.660%, 04/15/47 (A)                          1,000,000        361,110
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2007-C33, Cl AJ
         5.902%, 02/15/51 (A)                          1,000,000        443,364
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2006-3, Cl A3
         5.750%, 03/25/36                                818,862        672,827
                                                                   ------------
                                                                     31,685,638
                                                                   ------------
   Total Mortgage-Backed Securities
      (Cost $113,541,499)                                           105,540,653
                                                                   ------------


                                                     Face Amount
Description                                            /Shares         Value
-------------------------------------------------   ------------   ------------
U.S. TREASURY OBLIGATIONS -- 1.6%
   U.S. Treasury Inflationary
      Protection Security
         1.375%, 01/15/20                           $  3,000,000   $  3,025,086
   U.S. Treasury Note
         2.625%, 12/31/14                              2,500,000      2,536,525
                                                                   ------------
   Total U.S. Treasury Obligations
      (Cost $5,516,796)                                               5,561,611
                                                                   ------------
MUNICIPAL BONDS -- 1.6%
   County of Hidalgo Texas, GO,
      Assured Guaranty
      Callable 08/15/19 @ 100
         6.006%, 08/15/29                                500,000        475,025
   Jefferson County, Ser A, GO
      Callable 03/05/10 @ 100
         7.700%, 05/15/16                              1,420,000      1,424,388
   Richardson, Ser B, GO,
      National-RE FGIC
      Callable 03/05/10 @ 100
         7.700%, 02/15/15                              1,000,000      1,004,360
   Trinity, River Authority, Huntsville
      Regional Water Project,
      RB, AMBAC
      Callable 08/01/10 @ 100
         6.500%, 08/01/15                              2,805,000      2,831,844
                                                                   ------------
   Total Municipal Bonds
      (Cost $5,737,677)                                               5,735,617
                                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 0.8%
   HUD
         6.980%, 08/01/14
         (Cost $2,690,000)                             2,690,000      2,704,165
                                                                   ------------
CASH EQUIVALENT -- 3.2%
   AIM STIT-Government &
      Agency Portfolio, 0.020%*
      (Cost $11,124,930)                              11,124,930     11,124,930
                                                                   ------------
   Total Investments -- 100.0%
      (Cost $336,117,340)                                          $351,271,906
                                                                   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

PERCENTAGES ARE BASED ON NET ASSETS OF $351,350,695.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2010.

(A) VARIABLE RATE SECURITY - THE RATE REPORTED IS THE RATE IN EFFECT AS OF JANUARY 31, 2010.

(B) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.

(C)  SECURITY IN DEFAULT.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

CL    -- CLASS

FGIC  -- FEDERAL GUARANTY INSURANCE COMPANY

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA  -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA  -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

GO    -- GENERAL OBLIGATION

HUD   -- DEPARTMENT OF HOUSING & URBAN DEVELOPMENT

IO    -- INTEREST ONLY - FACE AMOUNT REPRESENTS NOTIONAL AMOUNT

MTN   -- MEDIUM TERM NOTE

RB    -- REVENUE BOND

REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER   -- SERIES


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST MUNICIPAL BOND FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

General Obligations      43.5%
Education                35.2%
Water                     4.3%
Transportation            3.7%
Utilites                  3.6%
Health Care               3.2%
Public Facilities         2.2%
Industrial Development    1.6%
Cash Equivalent           1.1%
General Revenue           0.9%
Board Bank Revenue        0.7%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                          Face Amount      Value
-------------------------------------------------   ------------   ------------
MUNICIPAL BONDS -- 96.3%
ALASKA -- 1.4%
   Alaska State, Municipal Bond Bank
      Authority, Ser A, RB, AMBAC
         4.000%, 02/01/12                           $  1,000,000   $  1,055,220
   Anchorage, Ser D, GO, National-RE
      Callable 06/01/15 @ 100
         5.000%, 06/01/18                              1,000,000      1,107,100
                                                                   ------------
                                                                      2,162,320
                                                                   ------------
ARIZONA -- 0.5%
   Pima County, GO, Assured Guaranty
      4.000%, 07/01/11                                   800,000        835,272
                                                                   ------------
CALIFORNIA -- 2.3%
   California State, GO, National-RE
      4.000%, 09/01/15                                 1,000,000      1,045,760
   San Francisco City & County,
      Unified School District, Proposed
      A Election 2003, Ser C, GO,
      National-RE
      Callable 06/15/16 @ 100
         4.000%, 06/15/18                              1,500,000      1,544,145
   State of California, GO Callable
      04/01/19 @ 100
         6.000%, 04/01/35                              1,000,000      1,018,230
                                                                   ------------
                                                                      3,608,135
                                                                   ------------
COLORADO -- 4.5%
   Adams County, School District No. 14,
      GO, FSA Callable
      12/01/16 @ 100
         5.125%, 12/01/31                              1,000,000      1,056,790
   Boulder Valley School District
      No. Re-2 Boulder, Ser B, GO,
      State Aid Withholding,
         4.000%, 12/01/18                              2,000,000      2,171,820

Description                                          Face Amount      Value
-------------------------------------------------   ------------   ------------
   Denver City & County, Board of
      Water Commission, Ser A, RB,
      Assured Guaranty,
      Callable 06/01/13 @ 100
         4.750%, 12/01/17                           $  1,570,000   $  1,661,452
   Highlands Ranch, Metropolitan
      District No. 2, GO,
      National-RE FGIC
      Callable 06/15/15 @ 100
         4.100%, 06/15/18                              1,000,000      1,031,070
   Pueblo County School
      District No. 60 Pueblo, GO,
      State Aid Withholding
         3.000%, 12/15/13                              1,000,000      1,060,010
                                                                   ------------
                                                                      6,981,142
                                                                   ------------
DELAWARE -- 0.7%
   Delaware State, Ser C, GO(A)
      Pre-Refunded @ 100
         4.250%, 07/01/11                              1,050,000      1,106,206
                                                                   ------------
DISTRICT OF COLUMBIA -- 1.1%
   District of Columbia, Ser A,
      GO, Assured Guaranty
      FGIC
      Callable 06/01/17 @ 100
         4.750%, 06/01/31                              1,750,000      1,770,405
                                                                   ------------
FLORIDA -- 0.7%
   Florida State, Hurricane
      Catastrophe Fund,
      Ser A, RB
         5.000%, 07/01/12                              1,000,000      1,073,680
                                                                   ------------
GEORGIA -- 1.4%
   De Kalb County, Special
      Transportation,
      Parks & Greenspace Project,
      GO Callable 12/01/15 @ 100
         5.000%, 12/01/18                              1,000,000      1,120,360
   Georgia State, Ser D, GO
      Callable 12/01/13 @ 100
         4.000%, 12/01/14                              1,000,000      1,100,090
                                                                   ------------
                                                                      2,220,450
                                                                   ------------
ILLINOIS -- 1.3%
   Illinois State, GO
         5.000%, 01/01/12                              1,000,000      1,069,210
   Lake County, Community
      Unit School District No.
      116-Round Lake, GO, XLCA
      Callable 01/15/15 @ 100
         5.250%, 01/15/24                              1,000,000      1,032,920
                                                                   ------------
                                                                      2,102,130
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST MUNICIPAL BOND FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

Description                                          Face Amount      Value
-------------------------------------------------   ------------   ------------
INDIANA -- 0.8%
   Fairfield, School Building,
      RB, National-RE FGIC
      Callable 01/15/14 @ 100
         5.000%, 07/15/17                           $  1,115,000   $  1,190,608
                                                                   ------------
IOWA -- 2.2%
   Cedar Rapids, Ser A, GO
      Callable 06/01/15 @ 100
         4.000%, 06/01/19                              1,200,000      1,246,644
   Dubuque Community School
      District, RB
         3.000%, 07/01/12                              1,000,000      1,016,790
   Scott County,
      Public Safety Authority,
      Unlimited Tax Lease Project,
      RB, National-RE
         4.000%, 06/01/12                              1,200,000      1,282,620
                                                                   ------------
                                                                      3,546,054
                                                                   ------------
KENTUCKY -- 0.7%
   Louisville, Waterworks Board,
      RB, Assured Guaranty (A)
      Pre-Refunded @ 100
         5.000%, 11/15/13                              1,000,000      1,037,550
                                                                   ------------
LOUISIANA -- 1.4%
   Louisiana State, Ser A, GO,
      National-RE FGIC
      Callable 05/15/11 @ 100
         4.625%, 05/15/13                              1,000,000      1,041,380
   St. Tammany, Parishwide School
      District No. 12, GO,
      National-RE
      Callable 03/01/15 @ 100
         4.000%, 03/01/16                              1,000,000      1,065,690
                                                                   ------------
                                                                      2,107,070
                                                                   ------------
MARYLAND -- 2.1%
   Annapolis,
      Public Improvement
      Project, GO
         4.250%, 04/01/12                              1,100,000      1,181,136
   Anne Arundel County,
      Water & Sewer Authority,
      Consolidated Water &
      Sewer Project, GO
      Callable 04/01/18 @ 100
         4.700%, 04/01/36                              1,000,000      1,031,400
   State of Maryland, Ser A, GO
      Callable 03/01/17 @ 100
         4.000%, 03/01/23                              1,000,000      1,045,130
                                                                   ------------
                                                                      3,257,666
                                                                   ------------

Description                                          Face Amount      Value
-------------------------------------------------   ------------   ------------
MASSACHUSETTS -- 1.4%
   Boston, Ser A, GO,
      National-RE
      Callable 02/01/13 @ 100
         5.000%, 02/01/16                           $  1,000,000   $  1,085,560
   Massachusetts State, Ser A,
      GO (A) Pre-Refunded @ 100
         5.000%, 08/01/14                              1,000,000      1,145,480
                                                                   ------------
                                                                      2,231,040
                                                                   ------------
MICHIGAN -- 1.4%
   Howell, Public Schools,
      School Building & Site Project,
      GO Callable 11/01/13 @ 100
         5.000%, 05/01/17                              1,000,000      1,061,180
   Waterford, School District,
      GO, National-RE
         4.000%, 05/01/12                              1,000,000      1,065,720
                                                                   ------------
                                                                      2,126,900
                                                                   ------------
MISSISSIPPI -- 0.8%
   Rankin County, Development Bank,
      Public Improvement Project,
      RB, AMBAC
         3.500%, 07/01/14                              1,150,000      1,233,041
                                                                   ------------
NEVADA -- 2.2%
   Clark County, School District,
      Ser A, GO, Assured Guaranty
      Callable 06/15/14 @ 100
         4.000%, 06/15/17                              1,000,000      1,031,510
   Las Vegas, Sewer Authority,
      Ser A, GO, National-RE FGIC
         4.000%, 04/01/12                              1,310,000      1,393,513
   Nevada State,
      Natural Resources Project, Ser B, GO
      Callable 03/01/12 @ 100
         5.000%, 03/01/14                                900,000        957,897
                                                                   ------------
                                                                      3,382,920
                                                                   ------------
NEW JERSEY -- 0.4%
   Atlantic County, GO
         3.375%, 01/15/15                                565,000        605,296
                                                                   ------------
NEW MEXICO -- 1.5%
   Bernalillo County, Ser A, GO
      Callable 08/01/17 @ 100
         4.000%, 08/01/19                                300,000        318,552
   University of New Mexico,
      Sub-Ser C, RB (B)
      Callable 02/02/10 @ 100
         0.230%, 06/01/30                              2,005,000      2,005,000
                                                                   ------------
                                                                      2,323,552
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST MUNICIPAL BOND FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

Description                                          Face Amount      Value
-------------------------------------------------   ------------   ------------
NEW YORK -- 3.7%
   New York City, Ser G, GO
         5.000%, 08/01/13                           $  1,000,000   $  1,114,740
   New York City, Ser P, GO,
      National-RE
      Callable 08/01/15 @ 100
         5.000%, 08/01/18                              1,000,000      1,083,740
   New York State,
      Dormitory Authority,
      Education Project, Ser D, RB
         4.000%, 03/15/16                              1,000,000      1,083,390
   New York State, Thruway Authority,
      Ser H, RB, National-RE
         4.000%, 01/01/18                              1,000,000      1,041,290
   Suffolk County, Public Improvement
      Project, Ser B, GO, National-RE
      Callable 11/01/15 @ 100
         4.375%, 11/01/18                              1,400,000      1,498,532
                                                                   ------------
                                                                      5,821,692
                                                                   ------------
NORTH CAROLINA -- 0.7%
   Mecklenburg County, Public
      Improvement Project,
      Ser A, GO (A)
      Pre-Refunded @ 100
         4.000%, 02/01/13                              1,000,000      1,092,320
                                                                   ------------
OHIO -- 1.4%
   Ohio State, Common Schools
      Project, Ser A, GO
         5.000%, 09/15/12                              2,000,000      2,206,080
                                                                   ------------
OKLAHOMA -- 1.4%
   Central Oklahoma, Transportation &
      Parking Authority, Parking System
      Project, RB, AMBAC (A)
      Pre-Refunded @ 100
         5.000%, 07/01/16                              1,035,000      1,099,884
   Tulsa County, Independent School
      District No. 9, Combined Purpose
      Project, GO
         4.000%, 04/01/11                              1,000,000      1,039,750
                                                                   ------------
                                                                      2,139,634
                                                                   ------------
OREGON -- 0.6%
   Oregon State, Board of
      Higher Education Project,
      Ser B, GO
      Callable 08/01/17 @ 100
         4.500%, 08/01/32                              1,000,000      1,017,180
                                                                   ------------
TENNESSEE -- 2.5%
   Montgomery County, GO,
      National-RE FGIC
      Callable 05/01/14 @ 102
         4.750%, 05/01/16                              2,000,000      2,190,520

Description                                          Face Amount      Value
-------------------------------------------------   ------------   ------------
   Shelby County, Public Improvement &
      Schools Project, Ser A, GO,
      Assured Guaranty
         5.000%, 03/01/11                           $  1,675,000   $  1,757,025
                                                                   ------------
                                                                      3,947,545
                                                                   ------------
TEXAS -- 47.7%
   Alvin, Community College District,
      GO, National-RE
      Callable 02/15/15 @ 100
         4.000%, 02/15/16                                575,000        607,459
   Austin Independent School District,
      GO Callable 08/01/19 @ 100
         4.125%, 08/01/21                              1,000,000      1,034,570
   Austin, Public Improvement Project,
      GO, National-RE FGIC
      Callable 09/01/13 @ 100
         4.250%, 09/01/17                              1,000,000      1,047,980
   Austin, Public Improvement Project,
      Ser 2005, GO, National-RE
      Callable 03/01/15 @ 100
         5.000%, 09/01/16                                500,000        562,300
   Austin, Water & Wastewater Authority,
      Ser A, RB, AMBAC
         5.000%, 11/15/19                              1,000,000      1,138,410
   Bastrop Independent School
      District, GO, Assured Guaranty
      Callable 02/15/19 @ 100
         5.000%, 02/15/34                              1,000,000      1,029,280
   Bastrop, Independent School District,
      GO, PSF-GTD
      Callable 02/15/17 @ 100
         5.250%, 02/15/32                                500,000        531,675
   Beaumont, Independent
      School District, School Building
      Project, GO, PSF-GTD
      Callable 02/15/17 @ 100
         5.000%, 02/15/33                                500,000        520,735
   Carrollton, Farmers Branch
      Independent School District,
      GO, PSF-GTD
      Callable 02/15/14 @ 100
         5.000%, 02/15/17                              1,000,000      1,092,530
   City of Arlington Texas
      Callable 02/15/19 @ 100
         5.000%, 08/15/28                                250,000        251,257
   City of College Station Texas, GO
      Callable 02/15/19 @ 100
         4.500%, 02/15/27                              1,890,000      1,936,513
   City of Kyle Texas, GO
         3.500%, 02/15/16                                625,000        635,206
   City of San Antonio
      Texas, Ser A, RB
         3.000%, 05/15/12                                350,000        367,140
   City of Temple Texas, GO
         2.000%, 08/01/12                              1,000,000      1,022,080

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST MUNICIPAL BOND FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

Description                                          Face Amount      Value
-------------------------------------------------   ------------   ------------
   College Station, GO
      Callable 02/15/18 @ 100
         4.000%, 02/15/19                           $  1,000,000   $  1,050,480
   Crawford Education Facilities,
      Ser A, RB (B)
      Callable 02/04/10 @ 100
         0.480%, 09/01/39                              2,000,000      2,000,000
   Dallas County, GO
         5.000%, 08/15/12                              1,000,000      1,104,590
   Dallas, Area Rapid Transit,
      Ser Senior Lien, RB,
      National-RE FGIC
      Callable 12/01/12 @ 100
         5.000%, 12/01/14                              1,000,000      1,096,530
   Dallas, GO Callable
      02/15/18 @ 100
         5.000%, 02/15/25                              1,000,000      1,078,800
   Dallas, GO Callable
      02/15/13 @ 100
         4.500%, 02/15/16                              1,000,000      1,065,610
   Denton Independent School
      District, GO
      Callable 08/15/19 @ 100
         5.000%, 08/15/27                              1,000,000      1,050,270
   Denton, GO, AMBAC
         4.500%, 02/15/13                                805,000        879,607
   El Paso, GO Callable
      08/15/19 @ 100
         5.500%, 08/15/34                              1,000,000      1,077,620
   El Paso, Water & Sewer Authority,
      RB, National-RE
         5.000%, 03/01/11                              1,000,000      1,045,750
   Elkhart Independent School
      District, GO, Assured Guaranty
      Callable 08/15/19 @ 100
         4.625%, 08/15/30                                665,000        683,321
   Forney, Independent School
      District, GO, PSF-GTD
      Callable 08/15/17 @ 100
         5.000%, 08/15/38                              1,000,000      1,032,280
   Fort Bend County Municipal
      Utility District No. 25, GO,
      Assured Guaranty
      Callable 10/01/16 @ 100
         5.600%, 10/01/36                              1,000,000      1,023,890
   Fort Bend, GO, National-RE
      Callable 03/01/17 @ 100
         4.750%, 03/01/31                                500,000        508,400
   Frisco, Independent School District,
      School Building Project,
      Ser A, GO, PSF-GTD
      Callable 08/15/17 @ 100
         5.000%, 08/15/27                                500,000        538,980
   Galveston, Criminal Justice Authority,
      Ser A, GO, AMBAC (A)
      Pre-Refunded @ 100
         5.250%, 02/01/13                              1,000,000      1,116,580

Description                                          Face Amount      Value
-------------------------------------------------   ------------   ------------
   Grand Prairie,
      Independent School District,
      Ser A, GO, PSF-GTD
      Callable 02/15/17 @ 100
         5.000%, 02/15/32                           $  1,000,000   $  1,044,550
   Harris County Cultural Education
      Facilities Finance, RB
      Callable 10/01/19 @ 100
         5.500%, 10/01/39                              1,000,000      1,028,600
   Harris County Cultural Education
      Facilities Finance, RB
         4.000%, 06/01/14                                500,000        541,465
   Hidalgo County, GO, AMBAC (A)
      Pre-Refunded @ 100
         5.150%, 08/15/10                              2,070,000      2,116,368
   Hurst, Waterworks and
      Sewer Authority, GO
      Callable 08/15/18 @ 100
         5.000%, 08/15/36                              1,000,000      1,025,820
   Irving, Hotel Occupancy Project, GO
      Callable 02/15/19 @ 100
         5.000%, 08/15/39                              1,000,000      1,029,280
   Irving, Independent School District,
      School Building Project,
      GO, PSF-GTD
      Callable 02/15/17 @ 100
         5.000%, 02/15/28                                500,000        532,590
   Jefferson County Health
      Facilities Development,
      RB, AMBAC FHA 242
      Callable 08/15/11 @ 100
         5.200%, 08/15/21                                995,000      1,024,681
   Klein Independent School
      District, GO
      Callable 08/01/19 @ 100
         5.000%, 08/01/34                                855,000        877,093
   Lower Colorado, River Authority,
      RB, AMBAC
      Callable 05/15/11 @ 100
         5.000%, 05/15/17                              1,000,000      1,042,340
   Lubbock, GO, National-RE
      Callable 02/15/14 @ 100
         5.000%, 02/15/16                              1,000,000      1,103,830
   Lubbock, Waterworks Authority,
      Waterworks System Surplus
      Project, GO, Assured Guaranty
         5.000%, 02/15/13                              1,000,000      1,107,490
   Mansfield, Waterworks & Sewer
      Authority, GO, National-RE
      Callable 02/15/12 @ 100
         4.300%, 02/15/19                                125,000        127,265
   Mesquite Independent School
      District, GO
      Callable 08/15/19 @ 100
         4.375%, 08/15/26                                560,000        568,064

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST MUNICIPAL BOND FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

Description                                          Face Amount      Value
-------------------------------------------------   ------------   ------------
   North Texas Tollway Authority, RB
      Callable 01/01/19 @ 100
         5.250%, 01/01/20                           $  1,250,000   $  1,322,850
   North Texas, Tollway Authority, RB
      Callable 01/01/18 @ 100
         5.750%, 01/01/33                              1,000,000      1,021,590
   Nueces County, GO, AMBAC
      Callable 02/15/14 @ 100
         5.000%, 02/15/15                              1,000,000      1,109,130
   Pharr/San Juan/Alamo,
      Independent School District
      Texas, GO, PSF-GTD
      Callable 02/01/18 @ 100
         5.000%, 02/01/33                              1,000,000      1,050,380
   Plano, Independent School District,
      GO, PSF-GTD
      Callable 08/15/10 @ 100
         4.875%, 02/15/11                              1,000,000      1,021,700
   Plano, Refunding &
      Improvement Project, GO
      Callable 09/01/15 @ 100
         4.100%, 09/01/19                              1,000,000      1,038,360
   Pleasant Grove, Independent
      School District, GO, PSF-GTD
      Callable 02/15/17 @ 100
         5.250%, 02/15/32                              1,000,000      1,066,490
   Port Arthur Independent School
      District, GO, Assured Guaranty
      Callable 02/15/19 @ 100
         4.750%, 02/15/39                              1,000,000        976,880
   Red River, Educational Finance
      Authority, Hockaday School
      Project, RB
      Callable 05/15/15 @ 100
         4.000%, 05/15/16                              1,000,000      1,041,530
   Rio Grande Valley Health Facilities
      Development, RB, National-RE
      Callable 03/05/10 @ 100
         6.400%, 08/01/18                              1,000,000      1,005,190
   Round Rock, Independent School
      District, School Building
      Project, GO
      Callable 08/01/18 @ 100
         5.000%, 08/01/28                              1,000,000      1,061,800
   Royal, Independent School District,
      School Building Project,
      GO, PSF-GTD
      Callable 02/15/17 @ 100
         4.500%, 02/15/28                                400,000        410,176
   San Angelo Independent School
      District, Ser A, GO,
      Assured Guaranty
      Callable 02/15/19 @ 100
         5.250%, 02/15/34                              1,000,000      1,044,580

Description                                          Face Amount      Value
-------------------------------------------------   ------------   ------------
   San Antonio, Electric &
      Gas Authority, RB
      Callable 02/01/15 @ 100
         5.000%, 02/01/18                           $  1,000,000   $  1,095,040
   San Antonio,
      Hotel Occupancy Project,
      Sub-Ser, RB, Assured Guaranty
      Callable 08/15/13 @ 100
         4.500%, 08/15/24                              1,000,000      1,013,020
   San Antonio,
      Water Systems Authority, RB
      Callable 11/15/18 @ 100
         5.375%, 05/15/39                                500,000        532,540
   San Benito, Consolidated
      Independent School District,
      GO, PSF-GTD
      Callable 02/15/18 @ 100
         5.000%, 02/15/33                              1,000,000      1,046,420
   San Marcos, Tax & Toll Authority,
      GO, Assured Guaranty
      Callable 08/15/17 @ 100
         5.125%, 08/15/28                                500,000        532,920
   Spring Branch, Independent
      School District, GO, PSF-GTD
      Callable 02/01/17 @ 100
         5.250%, 02/01/38                              1,000,000      1,055,620
   Spring, Independent School
      District, GO, PSF-GTD
      Callable 02/15/14 @ 100
         5.000%, 02/15/17                              1,000,000      1,111,990
   Spring, Independent School District,
      Schoolhouse Project, GO, FGIC
      Callable 08/15/14 @ 100
         4.000%, 08/15/15                              1,400,000      1,486,996
   State of Texas, GO
      Callable 08/01/19 @ 100
         4.625%, 08/01/30                              1,200,000      1,216,116
   Texas A&M University,
      Ser B, RB
      Callable 07/01/25 @ 100
         5.000%, 07/01/34                              1,000,000      1,077,070
   Texas State Technical College
      System, RB, Assured Guaranty
         3.000%, 08/01/13                              1,100,000      1,151,755
   Tomball Hospital Authority, RB
         5.000%, 07/01/13                                730,000        750,455
   Tyler, Independent School District,
      GO Callable 02/15/18 @ 100
         5.000%, 02/15/27                                500,000        530,530
   University of North Texas,
      Financing System Project, RB
      Callable 04/15/18 @ 100
         5.000%, 04/15/28                                500,000        528,185

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST MUNICIPAL BOND FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

Description                                          Face Amount      Value
-------------------------------------------------   ------------   ------------
   Waco Health Facilities Development,
      Ser A, RB, National-RE FHA
      Callable 08/01/16 @ 100
         5.000%, 02/01/18                           $  1,000,000   $  1,017,180
   Waller, Independent School
      District, School Building
      Project, GO, PSF-GTD
      Callable 02/15/18 @ 100
         5.500%, 02/15/33                              1,000,000      1,090,700
   Webster, Economic Development
      Sales Tax Authority, Refunding &
      Improvement Project, RB,
      Assured Guaranty
         4.125%, 09/15/13                              1,075,000      1,179,942
   West Harris County, Regional
      Water Authority, RB, AMBAC
         4.500%, 12/15/13                              1,315,000      1,463,161
   Wylie, GO
      Callable 02/15/18 @ 100
         5.000%, 02/15/28                              1,000,000      1,040,900
   Ysleta, Independent School District,
      School Building Project,
      GO, PSF-GTD
         5.000%, 08/15/14                              1,000,000      1,149,990
                                                                   ------------
                                                                     74,540,465
                                                                   ------------
UTAH -- 2.9%
   Jordan, School District, Ser A, GO,
      Callable 12/15/13 @ 100
         4.000%, 06/15/16                              1,000,000      1,059,100
   Salt Lake City, School District, GO,
      Callable 03/01/15 @ 100
         4.000%, 03/01/17                              1,000,000      1,065,200
   Utah State, Building Ownership
      Authority, State Facilities
      Master Lease Program,
      Ser A, RB
      Callable 05/15/14 @ 100
         5.000%, 05/15/18                              1,000,000      1,056,690
   Washington County, School
      District, GO,
         4.000%, 03/01/14                              1,225,000      1,351,310
                                                                   ------------
                                                                      4,532,300
                                                                   ------------
VERMONT -- 0.7%
   Vermont State, Ser A, GO
      Callable 08/01/12 @ 100
         4.250%, 08/01/16                              1,000,000      1,047,750
                                                                   ------------
VIRGINIA -- 1.7%
   Alexandria, Ser B, GO
         4.000%, 06/15/14                              1,000,000      1,113,340
   County of Fairfax Virginia, RB
      Callable 07/15/19 @ 100
         4.000%, 07/15/25                              1,500,000      1,530,780
                                                                   ------------
                                                                      2,644,120
                                                                   ------------

                                                     Face Amount
Description                                            /Shares         Value
-------------------------------------------------   ------------   ------------
WASHINGTON -- 2.8%
   King County, Renton School
      District No. 403, GO,
      Assured Guaranty
      Callable 12/01/13 @ 100
         4.125%, 12/01/16                           $  1,000,000   $  1,057,440
   King County, Sewer Authority,
      Ser B, RB, National-RE
      Callable 01/01/14 @ 100
         5.000%, 01/01/15                              1,090,000      1,211,546
   Washington State, Ser R-03-A,
      GO, National-RE
      Callable 01/01/12 @ 100
         4.500%, 01/01/13                              1,000,000      1,063,720
   Washington State, Ser R-C,
      GO, National-RE
      Callable 01/01/14 @ 100
         4.500%, 01/01/17                              1,000,000      1,069,820
                                                                   ------------
                                                                      4,402,526
                                                                   ------------
WISCONSIN -- 1.4%
   Wisconsin State, Ser 2,
      GO, National-RE
      Callable 05/01/14 @ 100
         5.000%, 05/01/17                              1,000,000      1,085,340
   Wisconsin State, Ser B,
      GO, AMBAC (A)
      Pre-Refunded @ 100
         5.000%, 05/01/11                              1,000,000      1,050,100
                                                                   ------------
                                                                      2,135,440
                                                                   ------------
   Total Municipal Bonds
      (Cost $143,670,652)                                           150,428,489
                                                                   ------------
CASH EQUIVALENT -- 1.1%
   AIM Tax Free Income Fund,
         0.020%*
         (Cost $1,644,841)                             1,644,841      1,644,841
                                                                   ------------
   Total Investments -- 97.4%
      (Cost $145,315,493)                                          $152,073,330
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $156,197,991.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2010.

(A)  PRE-REFUNDED SECURITIES - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(B) FLOATING RATE INSTRUMENT. THE RATE REFLECTED IS THE RATE IN EFFECT ON JANUARY 31, 2010.

AMBAC   -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

FGIC    -- FINANCIAL GUARANTY INSURANCE COMPANY

FHA     -- FEDERAL HOUSING ADMINISTRATION

FSA     -- FINANCIAL SECURITY ASSISTANCE

GO      -- GENERAL OBLIGATION

PSF-GTD -- PUBLIC SCHOOL FUND GUARANTEE

RB      -- REVENUE BOND

SER     -- SERIES

XLCA    -- XL CAPITAL ASSURANCE

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II        FROST LOW DURATION MUNICIPAL BOND FUND
                                          JANUARY 31, 2010 (UNAUDITED)

SECTOR WEIGHTINGS+

                                   (BAR CHART)

Education                29.8%
General Obligations      26.3%
Cash Equivalent           9.6%
Transportation            9.0%
Healthcare                8.4%
Utilities                 5.1%
Water                     3.3%
General Revenue           3.2%
Power                     3.2%
Industrial Development    2.1%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                          Face Amount      Value
-------------------------------------------------   ------------   ------------
MUNICIPAL BONDS -- 89.5%
ALABAMA -- 1.5%
   Jefferson County,
      Capital Improvement &
      Refunding Project, Ser A, GO,
      National-RE
         5.000%, 04/01/10                           $    955,000   $    945,994
                                                                   ------------
ALASKA -- 1.7%
   Juneau City & Borough, Ser A, GO,
      AGM
      4.000%, 06/01/12                                 1,000,000      1,062,410
                                                                   ------------
ARIZONA -- 1.6%
   Maricopa County, School District
      No. 69-Paradise Valley,
      Ser D, GO, FGIC
         7.625%, 07/01/10                              1,000,000      1,029,980
                                                                   ------------
ARKANSAS -- 1.7%
      Arkansas State, GO
      Callable 08/01/12 @ 100
         5.000%, 08/01/13                              1,000,000      1,096,480
                                                                   ------------
FLORIDA -- 0.5%
      Florida State, Hurricane Catastrophe
      Authority, Ser A, RB
         4.000%, 07/01/10                                325,000        329,813
                                                                   ------------
GEORGIA -- 1.2%
   City of Atlanta Georgia, Ser A, RB
         4.000%, 11/01/11                                200,000        203,026
   Georgia State, Ser D, GO
         4.000%, 08/01/12                                500,000        540,215
                                                                   ------------
                                                                        743,241
                                                                   ------------
HAWAII -- 0.5%
   Honolulu City & County,
      Water Authority, Ser B, RB,
      National-RE
         4.000%, 07/01/12                                305,000        326,743
                                                                   ------------

Description                                          Face Amount      Value
-------------------------------------------------   ------------   ------------
INDIANA -- 0.2%
   Mount Vernon of Posey County,
      RB, AMBAC
      4.000%, 01/15/13                              $    100,000   $    108,031
                                                                   ------------
IOWA -- 0.8%
   Des Moines, Ser D, GO
         3.250%, 06/01/13                                500,000        535,705
                                                                   ------------
MARYLAND -- 0.9%
   Frederick County, GO
         3.750%, 06/01/13                                500,000        545,920
                                                                   ------------
MICHIGAN -- 1.7%
   Michigan Municipal Bond
      Authority, RB
         3.000%, 10/01/15                              1,000,000      1,050,520
                                                                   ------------
MINNESOTA -- 1.6%
   Minnesota Higher Education Facilities
      Authority, Ser 3-Z, RB (A)
      Callable 03/01/10 @ 100
         0.210%, 03/01/24                              1,000,000      1,000,000
                                                                   ------------
NEW JERSEY -- 1.7%
   Camden County, Improvement
      Authority, Guarantee Loan
      Capital Program, RB
         3.800%, 01/15/15                              1,000,000      1,048,740
                                                                   ------------
NEW YORK -- 2.2%
   New York City, Ser G, GO
         5.000%, 08/01/11                              1,000,000      1,062,580
   New York State, Tollway Authority,
      Ser H, RB, National-RE
         4.000%, 01/01/11                                300,000        308,919
                                                                   ------------
                                                                      1,371,499
                                                                   ------------
NORTH CAROLINA -- 1.6%
   North Carolina Eastern Municipal
      Power Agency, Ser B, RB
         3.000%, 01/01/14                              1,000,000      1,024,520
                                                                   ------------
OHIO -- 1.9%
   Ohio State, Highway Capital
      Improvements Authority,
      Ser H, GO
      Callable 05/01/12 @ 102
         5.000%, 05/01/13                              1,000,000      1,103,280
   Ohio State, Major New State
      Infrastructure Project, RB
         5.000%, 06/15/10                                100,000        101,732
                                                                   ------------
                                                                      1,205,012
                                                                   ------------
OKLAHOMA -- 1.7%
   Tulsa County, Independent
      School District, GO
         3.500%, 06/01/13                              1,000,000      1,070,400
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II        FROST LOW DURATION MUNICIPAL BOND FUND
                                          JANUARY 31, 2010 (UNAUDITED)

Description                                          Face Amount      Value
-------------------------------------------------   ------------   ------------
OREGON -- 0.4%
   Oregon State, Department of
      Administrative Services,
      Ser B, COP, Assured Guaranty
         4.000%, 11/01/12                           $    250,000   $    266,460
                                                                   ------------
PENNSYLVANIA -- 1.6%
   Allegheny County, Port Authority,
      RB, National-RE FGIC
      Callable 03/01/11 @ 101
         5.375%, 03/01/12                                935,000        986,313
                                                                   ------------
PUERTO RICO -- 1.3%
   Government Development Bank for
      Puerto Rico, Ser Senior B, RB
         5.000%, 12/01/14                                750,000        791,010
                                                                   ------------
SOUTH CAROLINA -- 0.8%
   Darlington County,
      School District, GO,
      Assured Guaranty
         3.250%, 03/01/10                                500,000        500,970
                                                                   ------------
TEXAS -- 54.6%
   Angleton, Independent School
      District, GO, PSF-GTD
         3.750%, 02/15/14                                900,000        981,549
   Arlington, GO
         3.500%, 08/15/13                                500,000        540,570
   Austin Independent School District, GO
         3.000%, 08/01/11                                 50,000         51,722
   Bexar County Hospital District, GO
         3.625%, 02/15/14                                500,000        528,940
   Bexar County, Hospital District, GO
         3.250%, 02/15/11                                420,000        429,601
   Bexar Metropolitan Water District, RB
         3.000%, 05/01/13                              1,000,000      1,028,380
   Brownsville, Independent School
      District, School Building Project,
      GO, PSF-GTD
         5.000%, 02/15/11                                150,000        156,661
   Brownsville, Public Improvement &
      Refunding Project,
      GO, Assured Guaranty
         4.000%, 02/15/15                                500,000        538,450
   City of Austin Texas, RB,
      Assured Guaranty (A)
      Callable 03/15/10 @ 100
         0.250%, 05/15/24                                900,000        900,000
   City of Lewisville Texas, RB
         3.000%, 02/15/15                                560,000        575,837
   Cleburne, GO, AGM
         4.000%, 02/15/13                                500,000        532,940
   College Station,
      Independent School District,
      School Building Project,
      GO, PSF-GTD
         4.250%, 08/15/11                                800,000        844,376

Description                                          Face Amount      Value
-------------------------------------------------   ------------   ------------
   Corpus Christi
      Independent School District,
      Ser A, GO, PSF-GTD
         4.000%, 08/15/10                           $    100,000   $    101,986
   Cypress-Fairbanks, Independent
      School District, Schoolhouse
      Project, GO, PSF-GTD (B)
      Pre-Refunded @ 100
         6.750%, 02/15/10                                300,000        300,657
   Dallas Area Rapid Transit,
      Ser A, RB
         3.500%, 12/01/15                                250,000        267,822
   El Paso, Water & Sewer Authority,
      Refunding & Improvement
      Project, RB, AMBAC
         5.000%, 03/01/11                              1,000,000      1,047,190
   Frisco Independent School District,
      Ser A, GO
         2.500%, 08/15/14                              1,000,000      1,035,200
   Grand Prairie, Refunding &
      Improvement Project, GO, XLCA
         4.125%, 02/15/12                                250,000        264,852
   Greenville, Electric Utilities
      Systems, RB
         4.000%, 02/15/14                                420,000        446,515
   Harris County, Cultural Education
      Facilities Finance, RB
         4.000%, 10/01/13                                500,000        537,140
         4.000%, 06/01/14                                500,000        541,465
         4.000%, 10/01/16                              1,000,000      1,037,270
   Harris County, Cultural Education
      Facilities Finance, Ser D, RB
         4.000%, 11/15/13                              1,000,000      1,040,570
   Houston, Independent School District,
      GO
         3.600%, 07/15/12                                250,000        265,190
   Humble, Independent School
      District, GO, PSF-GTD
         2.900%, 06/15/15                              1,000,000      1,048,690
   Irving, Independent School District,
      School Building Project,
      GO, PSF-GTD
         5.000%, 02/15/12                                350,000        379,810
   Katy, Independent School District,
      Ser C, GO, PSF-GTD
         3.300%, 02/15/15                                325,000        347,386
   La Joya, Independent School District,
      School Building Project,
      GO, PSF-GTD
         3.250%, 02/15/13                                560,000        596,512
   La Porte, Independent School
      District, GO
         3.000%, 02/15/16                                500,000        512,225
   Laredo, Community College District,
      GO, AMBAC
         4.375%, 08/01/10                                100,000        101,876

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II        FROST LOW DURATION MUNICIPAL BOND FUND
                                          JANUARY 31, 2010 (UNAUDITED)

Description                                          Face Amount      Value
-------------------------------------------------   ------------   ------------
   Leander, Independent School
      District, School Building Project,
      GO, PSF-GTD
         4.000%, 08/15/11                           $    250,000   $    262,915
   Lower Colorado River Authority,
      RB
         3.250%, 05/15/14                                500,000        523,425
   Lubbock, Wastewater Systems
      Authority, GO, AGM
         3.250%, 02/15/12                                265,000        276,098
   Lufkin Health Facilities Development,
      RB
         3.600%, 02/15/12                              1,000,000      1,000,960
   McKinney, GO
         3.500%, 08/15/13                                930,000        997,090
   Mission, Consolidated
      Independent School District,
      GO, PSF-GTD
         3.250%, 02/15/13                              1,010,000      1,075,852
   Montgomery County, GO,
      Assured Guaranty
         5.000%, 03/01/10                              1,000,000      1,003,650
   North Texas Tollway Authority,
      Ser A, RB
         3.200%, 01/01/13                              1,300,000      1,330,524
   Pharr/San Juan/Alamo,
      Independent School District
      Texas, GO, PSF-GTD
         4.000%, 02/01/14                                500,000        551,355
   Polk County, GO, Assured Guaranty
         4.000%, 08/15/12                                200,000        212,794
   Port of Port Arthur, Navigation
      District Authority, Ser A, GO
         4.000%, 03/01/13                              1,000,000      1,066,810
   Robert Lee, Independent School
      District, GO
      Callable 08/15/11 @ 100
         3.000%, 08/15/13                                585,000        593,167
   San Angelo, Independent School
      District, Ser A, GO,
      Assured Guaranty
         3.000%, 02/15/13                                500,000        519,135
   San Antonio, Education Facilities,
      RB (A)
      Callable 02/02/10 @ 100
         0.220%, 12/01/27                              1,000,000      1,000,000
   San Antonio, Electric &
      Gas Authority, Ser A, RB
         5.000%, 02/01/11                                100,000        104,479
   State of Texas, GO
         3.000%, 08/01/16                              1,885,000      1,952,634

Description                                          Face Amount      Value
-------------------------------------------------   ------------   ------------
   Tarrant County,
      Cultural Education Facilities
      Finance, Ser C, RB
         3.000%, 07/01/12                           $  1,000,000   $  1,011,380
   Texas A&M University,
      Ser C, RB
         3.000%, 05/15/14                                625,000        663,213
   Tomball Hospital Authority,
      RB
         5.000%, 07/01/13                                730,000        750,455
   Uptown Development Authority,
      TA
         2.900%, 09/01/11                                500,000        499,150
   Victoria, Independent School District,
      GO, PSF-GTD
         4.000%, 02/15/10                                500,000        500,630
   Waco, Independent School District,
      GO, PSF-GTD
         4.000%, 08/15/13                                500,000        548,655
   Williamson County Texas, GO
         3.000%, 02/15/15                              1,000,000      1,046,180
                                                                   ------------
                                                                     34,471,933
                                                                   ------------
UTAH -- 1.6%
   Salt Lake City, School District, GO
         3.000%, 03/01/10                              1,000,000      1,002,180
                                                                   ------------
VIRGINIA -- 1.8%
   Alexandria, Ser A, GO
         3.500%, 07/15/13                                500,000        542,640
   City of Norfolk Virginia,
      Ser A, GO
         2.500%, 11/01/14                                545,000        565,547
                                                                   ------------
                                                                      1,108,187
                                                                   ------------
WISCONSIN -- 4.4%
   Wisconsin Health & Educational
      Facilities Authority, RB
         2.500%, 10/01/12                                870,000        888,026
   Wisconsin State, Ser 2,
      GO, National-RE
         5.000%, 05/01/10                              1,000,000      1,011,600
   Wisconsin State,
      Transportation Authority,
      Ser 1, RB, AMBAC
         5.500%, 07/01/11                                835,000        891,054
                                                                   ------------
                                                                      2,790,680
                                                                   ------------
   Total Municipal Bonds
      (Cost $54,636,458)                                             56,412,741
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II        FROST LOW DURATION MUNICIPAL BOND FUND
                                          JANUARY 31, 2010 (UNAUDITED)

Description                                             Share          Value
-------------------------------------------------   ------------   ------------
CASH EQUIVALENT -- 9.5%
   AIM Tax Free Income Fund,
         0.020%*
         (Cost $5,955,244)                             5,955,244   $  5,955,244
                                                                   ------------
   Total Investments -- 99.0%
      (Cost $60,591,702)                                           $ 62,367,985
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $62,994,361.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2010.

(A) FLOATING RATE INSTRUMENT. THE RATE REFLECTED IS THE RATE IN EFFECT ON JANUARY 31, 2010.

(B)  PRE-REFUNDED SECURITIES - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

AGM     -- ASSURED GUARANTY MUNICIPAL

AMBAC   -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

COP     -- CERTIFICATE OF PARTICIPATION

FGIC    -- FINANCIAL GUARANTY INSURANCE COMPANY

GO      -- GENERAL OBLIGATION

PSF-GTD -- PUBLIC SCHOOL FUND GUARANTEE

RB      -- REVENUE BOND

SER     -- SERIES

TA      -- TAX ALLOCATION

XLCA    -- XL CAPITAL ASSURANCE

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II        FROST KEMPNER TREASURY AND INCOME FUND
                                          JANUARY 31, 2010 (UNAUDITED)

SECTOR WEIGHTINGS+

                                   (BAR CHART)

U.S. Treasury Obligations   85.6%
Cash Equivalent             14.4%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

                                                    Face Amount/
Description                                            Shares          Value
-------------------------------------------------   ------------   ------------
U.S. TREASURY OBLIGATIONS -- 85.5%
   U.S. Treasury Inflationary Protection Securities
      3.625%, 04/15/28                              $  1,538,000   $  2,581,026
      3.500%, 01/15/11                                 1,122,000      1,452,662
      2.625%, 07/15/17                                   692,000        805,811
      2.500%, 07/15/16 to 01/15/29                     3,471,000      3,954,129
      2.375%, 04/15/11 to 01/15/25                     2,494,000      2,956,625
      2.000%, 07/15/14                                 1,249,000      1,535,447
      1.875%, 07/15/13                                   746,000        935,241
      1.750%, 01/15/28                                 2,832,000      2,853,098
      1.625%, 01/15/15                                 1,140,000      1,357,441
      1.375%, 07/15/18 to 01/15/20                     5,104,000      5,177,044
                                                                   ------------
   Total U.S. Treasury Obligations
      (Cost $22,050,348)                                             23,608,524
                                                                   ------------
CASH EQUIVALENT -- 14.4%
   BlackRock Liquidity Funds Treasury
      Trust Fund Portfolio, 0.010%*
      (Cost $3,978,467)                                3,978,467      3,978,467
                                                                   ------------
   Total Investments -- 99.9%
      (Cost $26,028,815)                                           $ 27,586,991
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $27,612,320.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2010.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II             FROST LKCM MULTI-CAP EQUITY FUND
                                               JANUARY 31, 2010 (UNAUDITED)

SECTOR WEIGHTINGS+

                                   (BAR CHART)

Information Technology       19.2%
Health Care                  18.1%
Financials                   12.6%
Consumer Staples             12.4%
Energy                       11.9%
Consumer Discretionary        9.8%
Industrials                   7.4%
Telecommunication Services    3.6%
Materials                     2.1%
Utilities                     2.1%
Cash Equivalent               0.8%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                            Shares          Value
-------------------------------------------------   ------------   ------------
COMMON STOCK -- 99.3%
CONSUMER DISCRETIONARY -- 9.9%
   CBS, Cl B                                              20,000   $    258,600
   Home Depot                                              8,000        224,080
   Kohl's*                                                 1,200         60,444
   PetSmart                                                5,000        128,750
   Time Warner                                             5,700        156,465
                                                                   ------------
                                                                        828,339
                                                                   ------------
CONSUMER STAPLES -- 12.4%
   Avon Products                                           6,000        180,840
   Coca-Cola                                               4,000        217,000
   Colgate-Palmolive                                       2,000        160,060
   CVS Caremark                                            6,500        210,405
   PepsiCo                                                 2,000        119,240
   Procter & Gamble                                        2,500        153,875
                                                                   ------------
                                                                      1,041,420
                                                                   ------------
ENERGY -- 11.9%
   Cabot Oil & Gas                                         3,500        133,945
   Devon Energy                                            4,000        267,640
   EXCO Resources                                          6,900        121,026
   Exxon Mobil                                             1,200         77,316
   Peabody Energy                                          5,000        210,600
   Schlumberger                                            3,000        190,380
                                                                   ------------
                                                                      1,000,907
                                                                   ------------
FINANCIALS -- 12.6%
   Bank of New York Mellon                                 8,000        232,720
   JPMorgan Chase                                          7,500        292,050
   Lazard, Cl A                                            4,000        154,160

Description                                            Shares          Value
-------------------------------------------------   ------------   ------------
   US Bancorp                                              4,000   $    100,320
   Wells Fargo                                            10,000        284,300
                                                                   ------------
                                                                      1,063,550
                                                                   ------------
HEALTH CARE -- 18.1%
   Abbott Laboratories                                     6,000        317,640
   Alcon                                                   1,000        155,710
   Dentsply International                                  8,000        268,240
   Gilead Sciences*                                        6,500        313,755
   Haemonetics*                                            3,300        186,813
   Thermo Fisher Scientific*                               6,000        276,900
                                                                   ------------
                                                                      1,519,058
                                                                   ------------
INDUSTRIALS -- 7.4%
   Baldor Electric                                        10,000        246,800
   Danaher                                                 3,000        214,050
   General Electric                                       10,000        160,800
                                                                   ------------
                                                                        621,650
                                                                   ------------
INFORMATION TECHNOLOGY -- 19.2%
   Akamai Technologies*                                    8,500        209,950
   Apple*                                                  1,100        211,332
   Brocade Communications Systems*                        22,500        154,575
   Cisco Systems*                                          5,000        112,350
   International Business Machines                         1,500        183,585
   Microsoft                                               6,000        169,080
   Nuance Communications*                                 17,500        262,850
   Oracle                                                  6,700        154,502
   Research In Motion*                                     2,500        157,400
                                                                   ------------
                                                                      1,615,624
                                                                   ------------
MATERIALS -- 2.1%
   FMC                                                     3,500        178,290
                                                                   ------------
TELECOMMUNICATION SERVICES -- 3.6%
   AT&T                                                   12,000        304,320
                                                                   ------------
UTILITIES -- 2.1%
   MDU Resources Group                                     7,900        173,958
                                                                   ------------
   Total Common Stock
     (Cost $7,172,020)                                                8,347,116
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II             FROST LKCM MULTI-CAP EQUITY FUND
                                               JANUARY 31, 2010 (UNAUDITED)

Description                                            Shares          Value
-------------------------------------------------   ------------   ------------
CASH EQUIVALENT -- 0.8%
   AIM STIT-Government &
      Agency Portfolio, 0.020%**
      (Cost $64,589)                                      64,589   $     64,589
                                                                   ------------
   Total Investments -- 100.1%
      (Cost $7,236,609)                                            $  8,411,705
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $8,405,535.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2010.

CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II         FROST LKCM SMALL-MID CAP EQUITY FUND
                                           JANUARY 31, 2010 (UNAUDITED)

SECTOR WEIGHTINGS+

                                   (BAR CHART)

Information Technology       18.8%
Consumer Discretionary       16.3%
Industrials                  15.4%
Cash Equivalent              11.8%
Financials                    9.7%
Health Care                   9.6%
Energy                        7.6%
Materials                     6.8%
Telecommunication Services    2.3%
Consumer Staples              1.7%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                            Shares          Value
-------------------------------------------------   ------------   ------------
COMMON STOCK -- 93.2%
CONSUMER DISCRETIONARY -- 17.2%
   CBS, Cl B                                              20,700   $    267,651
   Chipotle Mexican Grill, Cl A*                           2,450        236,327
   Foot Locker                                            20,550        232,009
   Guess?                                                  8,100        321,651
   LKQ*                                                   17,300        324,375
   O'Reilly Automotive*                                    6,900        260,820
   Penn National Gaming*                                   9,200        248,216
   Phillips-Van Heusen                                     6,850        269,136
   Royal Caribbean Cruises*                               13,650        356,129
                                                                   ------------
                                                                      2,516,314
                                                                   ------------
CONSUMER STAPLES -- 1.8%
   Energizer Holdings*                                     4,700        260,850
                                                                   ------------
ENERGY -- 8.0%
   Cabot Oil & Gas                                         6,400        244,928
   Concho Resources*                                       7,500        336,525
   Core Laboratories                                       2,400        280,680
   EXCO Resources                                         17,400        305,196
                                                                   ------------
                                                                      1,167,329
                                                                   ------------
FINANCIALS -- 10.3%
   Affiliated Managers Group*                              4,450        269,537
   First Horizon National*                                20,082        260,062
   Genworth Financial, Cl A*                              32,800        453,952
   Prosperity Bancshares                                   6,300        254,016
   Raymond James Financial                                10,250        259,427
                                                                   ------------
                                                                      1,496,994
                                                                   ------------

Description                                            Shares          Value
-------------------------------------------------   ------------   ------------
HEALTH CARE -- 10.2%
   American Medical Systems Holdings*                     13,750   $    264,000
   Cerner*                                                 3,200        242,080
   Endo Pharmaceuticals Holdings*                         11,300        227,243
   MedAssets*                                             10,600        214,544
   PerkinElmer                                            14,200        285,988
   Techne                                                  3,850        252,637
                                                                   ------------
                                                                      1,486,492
                                                                   ------------
INDUSTRIALS -- 16.3%
   AGCO*                                                   8,150        251,917
   Ametek                                                  7,500        273,300
   BE Aerospace*                                          12,550        281,496
   Copart*                                                 8,550        288,648
   Foster Wheeler*                                         9,150        256,017
   Kansas City Southern*                                   9,900        294,030
   Landstar System                                         6,400        232,256
   Monster Worldwide*                                     15,300        238,527
   Robert Half International                               9,800        263,816
                                                                   ------------
                                                                      2,380,007
                                                                   ------------
INFORMATION TECHNOLOGY -- 19.8%
   Akamai Technologies*                                   13,150        324,805
   ANSYS*                                                  6,750        282,555
   Brocade Communications Systems*                        30,350        208,504
   F5 Networks*                                            6,600        326,238
   Harris                                                  8,250        354,090
   National Instruments                                    8,550        251,284
   National Semiconductor                                 18,200        241,332
   Nuance Communications*                                 24,350        365,737
   TIBCO Software*                                        33,400        299,264
   Trimble Navigation*                                    10,450        239,201
                                                                   ------------
                                                                      2,893,010
                                                                   ------------
MATERIALS -- 7.2%
   Airgas                                                  5,400        228,204
   Cliffs Natural Resources                                7,450        297,628
   Cytec Industries                                        6,600        246,246
   FMC                                                     5,400        275,076
                                                                   ------------
                                                                      1,047,154
                                                                   ------------
TELECOMMUNICATION SERVICES -- 2.4%
   SBA Communications, Cl A*                              10,750        355,718
                                                                   ------------
   Total Common Stock
      (Cost $12,390,992)                                             13,603,868
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II         FROST LKCM SMALL-MID CAP EQUITY FUND
                                           JANUARY 31, 2010 (UNAUDITED)

Description                                            Shares          Value
-------------------------------------------------   ------------   ------------
CASH EQUIVALENT -- 12.5%
   AIM STIT-Government & Agency
      Portfolio 0.020%**
      (Cost $1,824,064)                                1,824,064   $  1,824,064
                                                                   ------------
   Total Investments -- 105.7%
      (Cost $14,215,056)                                           $ 15,427,932
                                                                   ============

Percentages are based on Net Assets of $14,589,617.

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of January 31, 2010.

Cl -- Class

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST FUNDS
                                                    JANUARY 31, 2010 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                                     KEMPNER
                                                                      CORE          DIVIDEND                        MULTI-CAP
                                                                     GROWTH           VALUE        STRATEGIC       DEEP VALUE
                                                                     EQUITY          EQUITY        BALANCED          EQUITY
                                                                      FUND            FUND           FUND             FUND
                                                                  -------------   ------------   -------------   --------------
ASSETS:
   Cost of Investments ........................................   $ 225,360,535   $189,384,539   $  23,241,395   $ 186,256,834
   Cost of Affiliated Investment ..............................              --             --         304,985              --
                                                                  -------------   ------------   -------------   -------------
   Investments at Value .......................................   $ 253,119,783   $207,219,065   $  20,470,735   $ 151,146,338
   Affiliated Investment ......................................              --             --         306,137              --
   Cash .......................................................           4,136          6,214              --              --
   Receivable for Capital Shares Sold .........................         592,001        755,035         127,353          67,914
   Receivable for Investment Securities Sold ..................              --     13,213,171         400,413              --
   Dividends and Interest Receivable ..........................          55,073        254,871          10,304         289,005
   Foreign Tax Reclaim Receivable .............................              --          6,130              --              --
   Prepaid Expenses ...........................................          14,637         12,344          10,250          11,102
                                                                  -------------   ------------   -------------   -------------
      TOTAL ASSETS ............................................     253,785,630    221,466,830      21,325,192     151,514,359
                                                                  -------------   ------------   -------------   -------------
LIABILITIES:
   Payable for Capital Shares Redeemed ........................          18,776         28,455           6,624           3,041
   Payable for Investment Securities Purchased ................              --      6,601,137              --              --
   Income Distribution Payable ................................              --             --              --         166,536
   Payable Due to Investment Advisor ..........................         146,734        123,689          11,871          77,327
   Payable Due to Administrator ...............................          22,574         19,029           1,854          13,106
   Payable Due to Distributor .................................          10,283          6,294           1,832           5,900
   Payable Due to Trustees ....................................           2,712          2,077             215           1,571
   Chief Compliance Officer Fees Payable ......................             876            652              67             491
   Other Accrued Expenses .....................................          19,989         19,430          17,683          18,234
                                                                  -------------   ------------   -------------   -------------
      TOTAL LIABILITIES .......................................         221,944      6,800,763          40,146         286,206
                                                                  -------------   ------------   -------------   -------------
   NET ASSETS .................................................   $ 253,563,686   $214,666,067   $  21,285,046   $ 151,228,153
                                                                  =============   ============   =============   =============
NET ASSETS:
   Paid-in Capital ............................................   $ 263,899,464   $227,263,602   $  27,124,587   $ 194,593,150
   Distributions in Excess of Net Investment Income ...........        (164,574)       (26,703)         (8,497)        (50,682)
   Accumulated Net Realized Loss on Investments ...............     (37,930,452)   (30,405,358)     (3,061,536)     (8,203,819)
   Net Unrealized Appreciation (Depreciation) on Investments ..      27,759,248     17,834,526      (2,769,508)    (35,110,496)
                                                                  -------------   ------------   -------------   -------------
   NET ASSETS .................................................   $ 253,563,686   $214,666,067   $  21,285,046   $ 151,228,153
                                                                  =============   ============   =============   =============
INSTITUTIONAL CLASS SHARES:
   Net Assets .................................................   $ 207,487,978   $184,554,976   $  12,641,442   $ 124,680,880
   Outstanding Shares of Beneficial Interest
      (unlimited authorization - no par value) ................      25,921,119     22,888,165       1,373,362      15,968,218
   NET ASSET VALUE, Offering and Redemption Price Per Share ...   $        8.00   $       8.06   $        9.20   $        7.81
                                                                  =============   ============   =============   =============
CLASS A SHARES:
   Net Assets .................................................   $  46,075,708   $ 30,111,091   $   8,643,604   $  26,547,273
   Outstanding Shares of Beneficial Interest
   (unlimited authorization - no par value) ...................       5,759,384      3,736,823         939,445       3,399,880
   NET ASSET VALUE, Redemption Price Per Share ................   $        8.00           8.06   $        9.20   $        7.81
                                                                  =============   ============   =============   =============
   Maximum Offering Price Per Share -- Class A ................   $        8.49   $       8.55   $        9.76   $        8.29
                                                                  =============   ============   =============   =============
                                                                   ($8.00/94.25%) ($8.06/94.25%)  ($9.20/94.25%)  ($7.81/94.25%)

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST FUNDS
                                                    JANUARY 31, 2010 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     HOOVER
                                                                     SMALL-                            LOW              TOTAL
                                                                     MID CAP      INTERNATIONAL      DURATION          RETURN
                                                                     EQUITY           EQUITY           BOND             BOND
                                                                      FUND             FUND            FUND             FUND
                                                                  -------------   -------------   --------------   -------------
ASSETS:
   Cost of Investments ........................................   $ 105,737,138   $ 239,836,498   $  178,150,145   $ 336,117,340
                                                                  -------------   -------------   --------------   -------------
   Investments at Value .......................................   $ 117,631,517   $ 247,506,534   $  186,127,137   $ 351,271,906
   Receivable from Custodian for Foreign Currency .............              --         298,310               --              --
   Receivable for Investment Securities Sold ..................       4,344,539         946,959               --       2,092,980
   Receivable for Capital Shares Sold .........................         258,385         347,764          213,188         998,204
   Dividends and Interest Receivable ..........................          36,583          55,615        1,311,346       2,622,785
   Foreign Tax Reclaim Receivable .............................              --          41,736               --              --
   Unrealized gain on Forward Foreign Currency Contracts ......              --         455,834               --              --
   Prepaid Expenses ...........................................           9,136          13,419           12,736          17,632
                                                                  -------------   -------------   --------------   -------------
      TOTAL ASSETS ............................................     122,280,160     249,666,171      187,664,407     357,003,507
                                                                  -------------   -------------   --------------   -------------
LIABILITIES:
   Payable for Investment Securities Purchased ................       2,546,456       1,903,420               --       4,111,475
   Payable for Capital Shares Redeemed ........................         559,465          37,440           61,634          54,466
   Income Distribution Payable ................................              --              --          420,092       1,304,719
   Payable Due to Investment Advisor ..........................         103,715         202,394           55,430         104,033
   Payable Due to Administrator ...............................          10,703          21,780           15,837          29,724
   Payable Due to Distributor .................................           4,426           9,462            6,140          15,122
   Payable Due to Trustees ....................................           1,208           2,582            1,721           3,765
   Chief Compliance Officer Fees Payable ......................             338             816              562           1,265
   Other Accrued Expenses .....................................          20,110          29,571           22,845          28,243
                                                                  -------------   -------------   --------------   -------------
      TOTAL LIABILITIES .......................................       3,246,421       2,207,465          584,261       5,652,812
                                                                  -------------   -------------   --------------   -------------
   NET ASSETS .................................................   $ 119,033,739   $ 247,458,706   $  187,080,146   $ 351,350,695
                                                                  =============   =============   ==============   =============
NET ASSETS:
   Paid-in Capital ............................................   $ 135,948,077   $ 273,611,618   $  179,108,027   $ 335,462,307
   Undistributed (Distributions in Excess of) Net
   Investment Income (Accumulated Net Investment Loss) ........        (176,135)       (239,613)         175,321         538,348
   Accumulated Net Realized Gain (Loss) on Investments ........     (28,632,582)    (34,039,509)        (180,194)        195,474
   Net Unrealized Appreciation on Investments .................      11,894,379       7,670,036        7,976,992      15,154,566
   Net Unrealized Appreciation on Foreign Currency Contracts,
      Foreign Currencies and Translation of Other Assets and
      Liabilities Denominated in Foreign Currencies ...........              --         456,174               --              --
                                                                  -------------   -------------   --------------   -------------
   NET ASSETS .................................................   $ 119,033,739   $ 247,458,706   $  187,080,146   $ 351,350,695
                                                                  =============   =============   ==============   =============
INSTITUTIONAL CLASS SHARES:
   Net Assets .................................................   $  99,849,079   $ 204,164,717   $  158,066,196   $ 277,708,116
   Outstanding Shares of Beneficial Interest
      (unlimited authorization - no par value) ................      13,673,750      27,170,837       14,888,562      26,180,465
   NET ASSET VALUE, Offering and Redemption Price Per Share+ ..   $        7.30   $        7.51   $        10.62   $       10.61
                                                                  =============   =============   ==============   =============
CLASS A SHARES:
   Net Assets .................................................   $  19,184,660   $  43,293,989   $   29,013,950   $  73,642,579
   Outstanding Shares of Beneficial Interest
      (unlimited authorization - no par value) ................       2,636,933       5,764,293        2,733,195       6,943,835
   NET ASSET VALUE, Redemption Price Per Share+ ...............   $        7.28   $        7.51   $        10.62   $       10.61
                                                                  =============   =============   ==============   =============
   Maximum Offering Price Per Share -- Class A ................   $        7.72   $        7.97   $        10.95   $       11.11
                                                                  =============   =============   ==============   =============
                                                                   ($7.28/94.25%)  ($7.51/94.25%)  ($10.62/97.00%) ($10.61/95.50%)

+ THE INTERNATIONAL EQUITY FUND CHARGES REDEMPTION FEES. SEE NOTE 2 IN NOTES TO FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST FUNDS
                                                    JANUARY 31, 2010 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                             LOW          KEMPNER                     LKCM
                                                                           DURATION       TREASURY       LKCM        SMALL-
                                                          MUNICIPAL        MUNICIPAL        AND        MULTI-CAP     MID CAP
                                                            BOND             BOND         INCOME        EQUITY       EQUITY
                                                            FUND             FUND           FUND         FUND         FUND
                                                       --------------   --------------  ------------  -----------  ------------
ASSETS:
   Cost of Investments .............................   $  145,315,493   $   60,591,702  $ 26,028,815  $ 7,236,609  $ 14,215,056
                                                       --------------   --------------  ------------  -----------  ------------
   Investments at Value ............................   $  152,073,330   $   62,367,985  $ 27,586,991  $ 8,411,705  $ 15,427,932
   Cash ............................................               --               --            --          375            --
   Dividends and Interest Receivable ...............        2,169,077          635,619        49,338       11,545           970
   Receivable for Investment Securities Sold .......        2,000,000               --            --           --            --
   Receivable for Capital Shares Sold ..............          429,136          128,759            --           --        67,225
   Foreign Tax Reclaim Receivable ..................               --               --            --           --            27
   Prepaid Expenses ................................           11,097            8,076         1,057          416           346
                                                       --------------   --------------  ------------  -----------  ------------
      TOTAL ASSETS .................................      156,682,640       63,140,439    27,637,386    8,424,041    15,496,500
                                                       --------------   --------------  ------------  -----------  ------------
LIABILITIES:
   Income Distribution Payable .....................          392,091          103,134            --           --            --
   Payable for Investment Securities Purchased .....               --               --            --           --       881,107
   Payable Due to Investment Advisor ...............           52,856           15,937         8,212        5,032        10,908
   Payable Due to Administrator ....................           13,214            5,313         2,346          754         1,212
   Payable Due to Trustees .........................            1,719              690           261          102           133
   Chief Compliance Officer Fees Payable ...........              576              231            86           31            37
   Payable Due to Distributor ......................              142              122            --           --            --
   Other Accrued Expenses ..........................           24,051           20,651        14,161       12,587        13,486
                                                       --------------   --------------  ------------  -----------  ------------
      TOTAL LIABILITIES ............................          484,649          146,078        25,066       18,506       906,883
                                                       --------------   --------------  ------------  -----------  ------------
   NET ASSETS ......................................   $  156,197,991   $   62,994,361  $ 27,612,320  $ 8,405,535  $ 14,589,617
                                                       ==============   ==============  ============  ===========  ============
NET ASSETS:
   Paid-in Capital .................................   $  149,355,047   $   61,205,345  $ 26,012,908  $ 8,699,774  $ 17,816,615
   Undistributed Net Investment Income
      (Accumulated Net Investment Loss) ............           35,553            9,445        41,357        2,158       (55,491)
   Accumulated Net Realized Gain (Loss) on
      Investments ..................................           49,554            3,288          (121)  (1,471,493)   (4,384,383)
   Net Unrealized Appreciation on
      Investments ..................................        6,757,837        1,776,283     1,558,176    1,175,096     1,212,876
                                                       --------------   --------------  ------------  -----------  ------------
   NET ASSETS ......................................   $  156,197,991   $   62,994,361  $ 27,612,320  $ 8,405,535  $ 14,589,617
                                                       ==============   ==============  ============  ===========  ============
INSTITUTIONAL CLASS SHARES:
   Net Assets ......................................   $  155,486,239   $   62,377,717  $ 27,612,320  $ 8,405,535  $ 14,589,617
   Outstanding Shares of Beneficial Interest
      (unlimited authorization - no par value) .....       14,967,191        6,065,979     2,658,279    1,114,789     1,791,349
   NET ASSET VALUE, Offering and Redemption Price
      Per Share ....................................   $        10.39   $        10.28  $      10.39  $      7.54  $       8.14
                                                       ==============   ==============  ============  ===========  ============
CLASS A SHARES:
   Net Assets ......................................   $      711,752   $      616,644  $         --  $        --  $         --
   Outstanding Shares of Beneficial Interest
      (unlimited authorization - no par value) .....           68,539           59,970            --           --            --
   NET ASSET VALUE, Redemption
      Price Per Share ..............................   $        10.38   $        10.28  $         --  $        --  $         --
                                                       ==============   ==============  ============  ===========  ============
   Maximum Offering Price Per Share -- Class A .....   $        10.87   $        10.57  $         --  $        --  $         --
                                                       ==============   ==============  ============  ===========  ============
                                                        ($10.38/95.50%) ($10.28/97.25%)

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST FUNDS
                                                    FOR THE SIX MONTHS ENDED
                                                    JANUARY 31, 2010 (UNAUDITED)

STATEMENTS OF OPERATIONS

                                                                                                          KEMPNER
                                                                      CORE       DIVIDEND                MULTI-CAP
                                                                     GROWTH       VALUE      STRATEGIC   DEEP VALUE
                                                                     EQUITY      EQUITY      BALANCED      EQUITY
                                                                      FUND         FUND        FUND         FUND
                                                                  -----------  -----------  ----------  -----------
INTEREST INCOME:
   Dividend Income ............................................   $ 1,416,870  $ 2,661,292  $  351,918  $ 1,884,737
   Dividend Income from Affiliated Investment .................            --           --       2,537           --
   Security Lending Income ....................................            --           --          --           44
   Foreign Taxes Withheld .....................................        (7,364)     (63,534)       (381)     (13,022)
                                                                  -----------  -----------  ----------  -----------
   TOTAL INVESTMENT INCOME ....................................     1,409,506    2,597,758     354,074    1,871,759
                                                                  -----------  -----------  ----------  -----------
EXPENSES:
   Investment Advisory Fees ...................................     1,016,932      810,414      72,348      452,416
   Administration Fees ........................................       127,115      101,301      10,335       76,680
   Distribution Fees -- Class A ...............................        59,276       29,709       9,737       34,313
   Trustees' Fees .............................................         6,646        5,136         538        4,102
   Chief Compliance Officer Fees ..............................         3,214        2,495         262        1,979
   Transfer Agent Fees ........................................        29,821       28,353      23,721       27,273
   Professional Fees ..........................................        17,557       15,689      10,243       14,497
   Registration Fees ..........................................        10,075        9,260       5,623        8,381
   Printing Fees ..............................................         5,728        4,481         524        3,549
   Custodian Fees .............................................         4,878        3,774       2,521        2,985
   Insurance and Other Expenses ...............................         7,069        5,458       2,387        4,548
                                                                  -----------  -----------  ----------  -----------
   TOTAL EXPENSES .............................................     1,288,311    1,016,070     138,239      630,723
      Less: Investment Advisory Fees Waived ...................      (190,675)    (151,953)     (5,670)          --
            Fees Paid Indirectly ..............................            (6)         (17)         (3)          (4)
                                                                  -----------  -----------  ----------  -----------
   NET EXPENSES ...............................................     1,097,630      864,100     132,566      630,719
                                                                  -----------  -----------  ----------  -----------
   NET INVESTMENT INCOME ......................................       311,876    1,733,658     221,508    1,241,040
                                                                  -----------  -----------  ----------  -----------
Net Realized Gain (Loss) from Security Transactions ...........     6,981,789     (546,959)   (220,900)  (2,995,922)
Net Change in Unrealized Appreciation on Investments ..........     5,365,896   15,174,539   1,367,497   15,267,898
Net Change in Unrealized Appreciation on
  Affiliated Investments ......................................            --           --       1,152           --
                                                                  -----------  -----------  ----------  -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ...............    12,347,685   14,627,580   1,147,749   12,271,976
                                                                  -----------  -----------  ----------  -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............   $12,659,561  $16,361,238  $1,369,257  $13,513,016
                                                                  ===========  ===========  ==========  ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST FUNDS
                                                    FOR THE SIX MONTHS ENDED
                                                    JANUARY 31, 2010 (UNAUDITED)

STATEMENTS OF OPERATIONS

                                                                 HOOVER
                                                                 SMALL-                         LOW         TOTAL
                                                                MID CAP     INTERNATIONAL    DURATION      RETURN
                                                                 EQUITY         EQUITY         BOND         BOND
                                                                  FUND           FUND          FUND         FUND
                                                              -----------   -------------   ----------   -----------
INVESTMENT INCOME:
   Dividend Income ........................................   $   540,855    $ 1,263,969    $    2,141   $     2,184
   Interest Income ........................................            --             --     3,524,715    11,009,135
   Security Lending Income ................................            --             --           366            --
   Foreign Taxes Withheld .................................            --        (69,583)           --            --
                                                              -----------    -----------    ----------   -----------
   TOTAL INVESTMENT INCOME ................................       540,855      1,194,386     3,527,222    11,011,319
                                                              -----------    -----------    ----------   -----------
EXPENSES:
   Investment Advisory Fees ...............................       571,479      1,136,791       429,040       822,671
   Administration Fees ....................................        58,341        122,108        85,807       164,533
   Distribution Fees -- Class A ...........................        25,984         52,131        32,564        86,600
   Trustees' Fees .........................................         2,965          6,322         4,273         8,618
   Chief Compliance Officer Fees ..........................         1,447          3,066         2,084         4,189
   Transfer Agent Fees ....................................        26,193         29,467        27,493        31,833
   Professional Fees ......................................        13,064         16,976        14,515        20,030
   Registration Fees ......................................         8,443          8,588        10,547        12,424
   Printing Fees ..........................................         2,684          5,413         3,734         7,404
   Custodian Fees .........................................         2,521         69,290         2,597         6,374
   Insurance and Other Expenses ...........................         3,876          8,482        10,533        20,248
                                                              -----------    -----------    ----------   -----------
   TOTAL EXPENSES .........................................       716,997      1,458,634       623,187     1,184,924
      Less: Investment Advisory Fees Waived ...............            --             --      (155,740)     (194,201)
      Fees Paid Indirectly ................................            (7)            (6)           (6)           (6)
                                                              -----------    -----------    ----------   -----------
   NET EXPENSES ...........................................       716,990      1,458,628       467,441       990,717
                                                              -----------    -----------    ----------   -----------
   NET INVESTMENT INCOME (LOSS) ...........................      (176,135)      (264,242)    3,059,781    10,020,602
                                                              -----------    -----------    ----------   -----------
Net Realized Gain (Loss) from Security Transactions .......     9,887,781     (3,048,650)      528,371     1,978,543
Net Realized Loss on Foreign Currency Transactions ........            --       (669,605)           --            --
Net Change in Unrealized Appreciation (Depreciation)
   on Investments .........................................    (4,836,409)    13,187,442     3,899,297    15,365,421
Net Change in Unrealized Appreciation on Foreign
   Currency and Translation of Other Assets and Liabilities
   Denominated in Foreign Currencies ......................            --        616,244            --            --
                                                              -----------    -----------    ----------   -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ...........     5,051,372     10,085,431     4,427,668    17,343,964
                                                              -----------    -----------    ----------   -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........   $ 4,875,237    $ 9,821,189    $7,487,449   $27,364,566
                                                              ===========    ===========    ==========   ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST FUNDS
                                                    FOR THE SIX MONTHS ENDED
                                                    JANUARY 31, 2010 (UNAUDITED)

STATEMENTS OF OPERATIONS

                                                                       LOW        KEMPNER                   LKCM
                                                                     DURATION    TREASURY       LKCM       SMALL-
                                                        MUNICIPAL   MUNICIPAL       AND      MULTI-CAP     MID CAP
                                                          BOND         BOND       INCOME       EQUITY      EQUITY
                                                          FUND         FUND        FUND         FUND        FUND
                                                       ----------   ---------   ----------   ---------   ----------
INVESTMENT INCOME:
   Interest Income .................................   $2,940,432   $782,125    $  479,489   $     --    $       --
   Dividend Income .................................          676      1,363           750     64,721        36,864
   Foreign Taxes Withheld ..........................           --         --            --         --           (74)
                                                       ----------   --------    ----------   --------    ----------
   TOTAL INVESTMENT INCOME .........................    2,941,108    783,488       480,239     64,721        36,790
                                                       ----------   --------    ----------   --------    ----------
EXPENSES:
   Investment Advisory Fees ........................      382,501    148,434        46,177     34,698        57,806
   Administration Fees .............................       76,500     29,686        13,193      4,626         6,423
   Trustees' Fees ..................................        4,053      1,563           681        258           328
   Chief Compliance Officer Fees ...................        1,959        759           326        125           160
   Distribution Fees -- Class A ....................          821        733            --         --            --
   Transfer agent Fees .............................       27,232     24,740        12,259     11,860        11,936
   Professional Fees ...............................       14,566     11,517        10,453      9,919         9,988
   Registration Fees ...............................        9,229      7,475           572        286         2,046
   Printing Fees ...................................        3,486      1,382           617        326           379
   Custodian Fees ..................................        2,982      2,521         2,521      2,521         2,521
   Insurance and Other Expenses ....................       16,002      8,566         2,957        643           697
                                                       ----------   --------    ----------   --------    ----------
   TOTAL EXPENSES ..................................      539,331    237,376        89,756     65,262        92,284
      Less: Investment Advisory Fees Waived ........      (76,500)   (59,374)           --     (2,802)           --
      Fees Paid Indirectly .........................           (2)        (3)           (1)        (2)           (3)
                                                       ----------   --------    ----------   --------    ----------
   NET EXPENSES ....................................      462,829    177,999        89,755     62,458        92,281
                                                       ----------   --------    ----------   --------    ----------
   NET INVESTMENT INCOME (LOSS) ....................    2,478,279    605,489       390,484      2,263       (55,491)
                                                       ----------   --------    ----------   --------    ----------
Net Realized Gain from Security Transactions .......       58,351      3,288       180,794    372,123        49,453
Net Change in Unrealized Appreciation
   on Investments ..................................    1,514,813    323,946       729,209    329,500     1,490,295
                                                       ----------   --------    ----------   --------    ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ....    1,573,164    327,234       910,003    701,623     1,539,748
                                                       ----------   --------    ----------   --------    ----------
INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .................................   $4,051,443   $932,723    $1,300,487   $703,886    $1,484,257
                                                       ==========   ========    ==========   ========    ==========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       This page intentionally left blank

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             CORE GROWTH EQUITY FUND
                                                                         -------------------------------
                                                                         SIX MONTHS ENDED    YEAR ENDED
                                                                         JANUARY 31, 2010     JULY 31,
                                                                            (UNAUDITED)         2009
                                                                         ----------------   ------------
OPERATIONS:
   Net Investment Income .............................................     $    311,876     $    681,110
   Net Realized Gain (Loss) on Investments ...........................        6,981,789      (41,915,725)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments .................................................        5,365,896       (4,258,004)
                                                                           ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ................................................       12,659,561      (45,492,619)
                                                                           ------------     ------------
DIVIDENDS:
   Net Investment Income:
      Institutional Class Shares .....................................         (742,751)        (432,515)
      Class A Shares .................................................          (65,252)         (55,763)
   Realized Capital Gains:
      Institutional Class Shares .....................................               --               --
      Class A Shares .................................................               --               --
                                                                           ------------     ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................................         (808,003)        (488,278)
                                                                           ------------     ------------
CAPITAL SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS SHARES:
      Issued .........................................................       25,430,661       47,484,902
      In Lieu of Dividends ...........................................            7,853              166
      Redeemed .......................................................      (16,405,192)     (30,902,152)
                                                                           ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM INSTITUTIONAL
      CLASS SHARE TRANSACTIONS .......................................        9,033,322       16,582,916
                                                                           ------------     ------------
   CLASS A SHARES:
      Issued .........................................................        3,176,904       20,320,227
      In Lieu of Dividends ...........................................           44,219           54,657
      Redeemed .......................................................       (3,167,368)     (10,528,665)
                                                                           ------------     ------------
   NET INCREASE IN NET ASSETS FROM
      CLASS A SHARE TRANSACTIONS .....................................           53,755        9,846,219
                                                                           ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS .....................................        9,087,077       26,429,135
                                                                           ------------     ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................       20,938,635      (19,551,762)
                                                                           ------------     ------------
NET ASSETS:
   Beginning of Period ...............................................      232,625,051      252,176,813
                                                                           ------------     ------------
   End of Period .....................................................     $253,563,686     $232,625,051
                                                                           ============     ============
   Undistributed (Distributions in Excess of) Net Investment Income ..     $   (164,574)    $    331,553
                                                                           ============     ============
SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS SHARES:
      Issued .........................................................        3,098,166        6,752,769
      In Lieu of Dividends ...........................................              926               26
      Redeemed .......................................................       (2,018,860)      (4,499,881)
                                                                           ------------     ------------
   TOTAL INCREASE (DECREASE) IN INSTITUTIONAL CLASS SHARES ...........        1,080,232        2,252,914
                                                                           ------------     ------------
   CLASS A SHARES:(2)
      Issued .........................................................          390,373        2,890,110
      In Lieu of Dividends ...........................................            5,221            8,745
      Redeemed .......................................................         (391,932)      (1,544,050)
                                                                           ------------     ------------
   TOTAL INCREASE IN CLASS A SHARES ..................................            3,662        1,354,805
                                                                           ------------     ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING .....................        1,083,894        3,607,719
                                                                           ============     ============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ZERO SHARES OR HAVE BEEN ROUNDED TO $0 OR ZERO SHARES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS

   DIVIDEND VALUE EQUITY FUND         STRATEGIC BALANCED FUND
-------------------------------   -------------------------------
SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
JANUARY 31, 2010      JULY 31,    JANUARY 31, 2010     JULY 31,
   (UNAUDITED)         2009          (UNAUDITED)         2009
----------------   ------------   ----------------   ------------

 $  1,733,658      $  4,263,955     $   221,508      $    811,197
     (546,959)      (29,803,788)       (220,900)       (1,261,885)

   15,174,539         3,431,133       1,368,649        (2,922,871)
 ------------      ------------     -----------      ------------

   16,361,238       (22,108,700)      1,369,257        (3,373,559)
 ------------      ------------     -----------      ------------


   (1,579,532)       (3,901,349)       (148,283)         (589,151)
     (180,674)         (361,918)        (84,877)         (200,647)

           --        (2,837,865)             --                --
           --          (278,552)             --                --
 ------------      ------------     -----------      ------------
   (1,760,206)       (7,379,684)       (233,160)         (789,798)
 ------------      ------------     -----------      ------------


   24,897,301        61,577,933         517,645           696,291
        5,564            79,343              --                --
  (11,503,394)      (22,281,756)       (655,696)       (9,146,277)
 ------------      ------------     -----------      ------------

   13,399,471        39,375,520        (138,051)       (8,449,986)
 ------------      ------------     -----------      ------------

   11,372,235        11,111,957       1,886,645         1,089,687
       97,379           603,083          84,791           197,934
     (965,123)       (2,704,527)       (262,553)         (916,368)
 ------------      ------------     -----------      ------------

   10,504,491         9,010,513       1,708,883           371,253
 ------------      ------------     -----------      ------------

   23,903,962        48,386,033       1,570,832        (8,078,733)
 ------------      ------------     -----------      ------------
   38,504,994        18,897,649       2,706,929       (12,242,090)
 ------------      ------------     -----------      ------------

  176,161,073       157,263,424      18,578,117        30,820,207
 ------------      ------------     -----------      ------------
 $214,666,067      $176,161,073     $21,285,046      $ 18,578,117
 ============      ============     ===========      ============
 $    (26,703)     $       (155)    $    (8,497)     $      3,155
 ============      ============     ===========      ============


    3,066,486         8,543,998          56,196            78,900
          687            11,921              --                --
   (1,415,172)       (3,213,018)        (71,297)       (1,144,624)
 ------------      ------------     -----------      ------------
    1,652,001         5,342,901         (15,101)       (1,065,724)
 ------------      ------------     -----------      ------------

    1,388,754         1,547,162         204,705           137,846
       12,105            89,892           9,061            25,379
     (117,285)         (390,770)        (28,697)         (111,485)
 ------------      ------------     -----------      ------------
    1,283,574         1,246,284         185,069            51,740
 ------------      ------------     -----------      ------------
    2,935,575         6,589,185         169,968        (1,013,984)
 ============      ============     ===========      ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          KEMPNER MULTI-CAP
                                                                                        DEEP VALUE EQUITY FUND
                                                                                   -------------------------------
                                                                                   SIX MONTHS ENDED    YEAR ENDED
                                                                                   JANUARY 31, 2010     JULY 31,
                                                                                      (UNAUDITED)         2009
                                                                                   ----------------   ------------
OPERATIONS:
   Net Investment Income (Loss) ................................................     $  1,241,040     $  4,104,530
   Net Realized Gain (Loss) on Investments and Foreign Currency Transactions ...       (2,995,922)      (5,078,978)
   Net Change in Unrealized Appreciation (Depreciation) on Investments
      and Foreign Currency Transactions ........................................       15,267,898      (31,016,125)
                                                                                     ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ..........................................................       13,513,016      (31,990,573)
                                                                                     ------------     ------------
DIVIDENDS:
   Net Investment Income:
      Institutional Class Shares ...............................................       (1,086,332)      (3,518,160)
      Class A Shares ...........................................................         (203,663)        (715,190)
   Realized Capital Gains:
      Institutional Class Shares ...............................................               --       (2,348,882)
      Class A Shares ...........................................................               --         (509,721)
                                                                                     ------------     ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ...........................................       (1,289,995)      (7,091,953)
                                                                                     ------------     ------------
CAPITAL SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS SHARES:
      Issued ...................................................................        5,050,995       10,154,553
      In Lieu of Dividends .....................................................            2,144            3,591
      Redeemed .................................................................       (9,614,902)     (12,601,464)
                                                                                     ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM INSTITUTIONAL
      CLASS SHARE TRANSACTIONS .................................................       (4,561,763)      (2,443,320)
                                                                                     ------------     ------------
   CLASS A SHARES:
      Issued ...................................................................          766,762        3,807,638
      In Lieu of Dividends .....................................................          172,587        1,207,562
      Redeemed .................................................................       (2,888,687)      (6,525,881)
                                                                                     ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CLASS A SHARE TRANSACTIONS ...............................................       (1,949,338)      (1,510,681)
                                                                                     ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ...............................................       (6,511,101)      (3,954,001)
                                                                                     ------------     ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .....................................        5,711,920      (43,036,527)
                                                                                     ------------     ------------
NET ASSETS:
   Beginning of Period .........................................................      145,516,233      188,552,760
                                                                                     ------------     ------------
   End of Period ...............................................................     $151,228,153     $145,516,233
                                                                                     ============     ============
   Undistributed (Distributions in Excess of) Net Investment Income
      (Accumulated Net Investment Loss) ........................................     $    (50,682)    $     (1,727)
                                                                                     ============     ============
SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS SHARES:
      Issued ...................................................................          643,798        1,566,407
      In Lieu of Dividends .....................................................              273              563
      Redeemed .................................................................       (1,236,969)      (1,919,082)
                                                                                     ------------     ------------
   TOTAL INCREASE (DECREASE) IN INSTITUTIONAL CLASS SHARES .....................         (592,898)        (352,112)
                                                                                     ------------     ------------
   CLASS A SHARES:
      Issued ...................................................................           99,998          582,388
      In Lieu of Dividends .....................................................           22,272          184,817
      Redeemed .................................................................         (374,014)        (972,545)
                                                                                     ------------     ------------
   TOTAL INCREASE (DECREASE) IN CLASS A SHARES .................................         (251,744)        (205,340)
                                                                                     ------------     ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING ...............................         (844,642)        (557,452)
                                                                                     ============     ============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ZERO SHARES OR HAVE BEEN ROUNDED TO $0 OR ZERO SHARES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS

      HOOVER SMALL MID-CAP
          EQUITY FUND                INTERNATIONAL EQUITY FUND
-------------------------------   -------------------------------
SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
JANUARY 31, 2010     JULY 31,     JANUARY 31, 2010     JULY 31,
   (UNAUDITED)         2009         (UNAUDITED)          2009
----------------   ------------   ----------------   ------------

  $   (176,135)    $   (263,037)    $   (264,242)    $  2,175,286
     9,887,781      (37,775,804)      (3,718,255)     (25,603,562)

    (4,836,409)      11,506,271       13,803,686      (22,212,352)
  ------------     ------------     ------------     ------------

     4,875,237      (26,532,570)       9,821,189      (45,640,628)
  ------------     ------------     ------------     ------------


            --               --         (366,526)      (4,320,133)
            --               --               --         (799,336)

            --         (663,959)              --               --
            --         (185,922)              --               --
  ------------     ------------     ------------     ------------
            --         (849,881)        (366,526)      (5,119,469)
  ------------     ------------     ------------     ------------


    26,346,617       49,907,780       34,236,770       51,753,299
            --           10,046            5,918              205
   (10,407,624)     (13,229,413)     (19,976,461)     (56,865,343)
  ------------     ------------     ------------     ------------

    15,938,993       36,688,413       14,266,227       (5,111,839)
  ------------     ------------     ------------     ------------

     3,170,714        7,171,162        8,376,809       10,501,948
            --          180,787               --          790,648
    (3,817,738)      (3,656,486)      (2,834,378)      (9,556,247)
  ------------     ------------     ------------     ------------

      (647,024)       3,695,463        5,542,431        1,736,349
  ------------     ------------     ------------     ------------

    15,291,969       40,383,876       19,808,658       (3,375,490)
  ------------     ------------     ------------     ------------
    20,167,206       13,001,425       29,263,321      (54,135,587)
  ------------     ------------     ------------     ------------

    98,866,533       85,865,108      218,195,385      272,330,972
  ------------     ------------     ------------     ------------
  $119,033,739     $ 98,866,533     $247,458,706     $218,195,385
  ============     ============     ============     ============

  $   (176,135)    $         --     $   (239,613)    $    391,155
  ============     ============     ============     ============


     3,559,683        6,886,026        4,479,186        7,998,631
            --            1,639              757               35
    (1,417,320)      (2,078,675)      (2,647,123)      (8,232,371)
  ------------     ------------     ------------     ------------
     2,142,363        4,808,990        1,832,820         (233,705)
  ------------     ------------     ------------     ------------

       429,729        1,023,248        1,092,980        1,692,804
            --           29,540               --          137,027
      (514,343)        (547,448)        (372,028)      (1,441,896)
  ------------     ------------     ------------     ------------
       (84,614)         505,340          720,952          387,935
  ------------     ------------     ------------     ------------
     2,057,749        5,314,330        2,553,772          154,230
  ============     ============     ============     ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         LOW DURATION BOND FUND
                                                                    -------------------------------
                                                                    SIX MONTHS ENDED    YEAR ENDED
                                                                    JANUARY 31, 2010     JULY 31,
                                                                       (UNAUDITED)         2009
                                                                    ----------------   ------------
OPERATIONS:
   Net Investment Income ........................................     $  3,059,781     $  6,278,467
   Net Realized Gain (Loss) on Investments ......................          528,371         (846,092)
   Net Change in Unrealized Appreciation on Investments .........        3,899,297        3,919,836
                                                                      ------------     ------------
   NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS .................................        7,487,449        9,352,211
                                                                      ------------     ------------
DIVIDENDS:
   Net Investment Income:
      Institutional Class Shares ................................       (2,540,950)      (5,007,839)
      Class A Shares ............................................         (411,425)      (1,066,052)
   Realized Capital Gains:
      Institutional Class Shares ................................               --          (23,822)
      Class A Shares ............................................               --           (5,388)
                                                                      ------------     ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ............................       (2,952,375)      (6,103,101)
                                                                      ------------     ------------
CAPITAL SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS SHARES:
      Issued ....................................................       76,948,362       30,170,529
      In Lieu of Dividends ......................................           23,339            6,353
      Redeemed ..................................................      (25,847,943)     (47,815,432)
                                                                      ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      INSTITUTIONAL CLASS SHARE TRANSACTIONS ....................       51,123,758      (17,638,550)
                                                                      ------------     ------------
   CLASS A SHARES:
      Issued ....................................................        8,676,392        8,119,077
      In Lieu of Dividends ......................................          286,184        1,027,457
      Redeemed ..................................................       (3,245,113)     (13,452,812)
                                                                      ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CLASS A SHARE TRANSACTIONS ................................        5,717,463       (4,306,278)
                                                                      ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ................................       56,841,221      (21,944,828)
                                                                      ------------     ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ......................       61,376,295      (18,695,718)
                                                                      ------------     ------------
NET ASSETS:
   Beginning of Period ..........................................      125,703,851      144,399,569
                                                                      ------------     ------------
   End of Period ................................................     $187,080,146     $125,703,851
                                                                      ============     ============
   Undistributed Net Investment Income ..........................     $    175,321     $     67,915
                                                                      ============     ============
SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS SHARES:
      Issued ....................................................        7,347,820        3,022,266
      In Lieu of Dividends ......................................            2,210              624
      Redeemed ..................................................       (2,451,355)      (4,832,362)
                                                                      ------------     ------------
   TOTAL INCREASE (DECREASE) IN INSTITUTIONAL CLASS SHARES ......        4,898,675       (1,809,472)
                                                                      ------------     ------------
   CLASS A SHARES:
      Issued ....................................................          823,663          819,941
      In Lieu of Dividends ......................................           27,124          103,719
      Redeemed ..................................................         (307,120)      (1,361,014)
                                                                      ------------     ------------
   TOTAL INCREASE (DECREASE) IN CLASS A SHARES ..................          543,667         (437,354)
                                                                      ------------     ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING ................        5,442,342       (2,246,826)
                                                                      ============     ============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ZERO SHARES OR HAVE BEEN ROUNDED TO $0 OR ZERO SHARES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS

                                                                               LOW DURATION
     TOTAL RETURN BOND FUND             MUNICIPAL BOND FUND               MUNICIPAL BOND FUND
-------------------------------   -------------------------------   -------------------------------
SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
JANUARY 31, 2010      JULY 31,    JANUARY 31, 2010     JULY 31,     JANUARY 31, 2010     JULY 31,
   (UNAUDITED)         2009          (UNAUDITED)         2009          (UNAUDITED)         2009
----------------   ------------   ----------------   ------------   ----------------   ------------

  $ 10,020,602     $ 14,851,234     $  2,478,279     $  4,488,546     $   605,489      $  1,201,610
     1,978,543        2,708,441           58,351          149,368           3,288                35
    15,365,421        5,742,639        1,514,813        4,208,000         323,946         1,189,430
  ------------     ------------     ------------     ------------     -----------      ------------

    27,364,566       23,302,314        4,051,443        8,845,914         932,723         2,391,075
  ------------     ------------     ------------     ------------     -----------      ------------


    (7,605,235)     (11,645,242)      (2,440,724)      (4,470,201)       (593,011)       (1,193,311)
    (1,954,450)      (2,745,134)          (9,759)         (10,820)         (5,206)           (6,020)

    (3,803,436)        (295,391)        (156,626)         (30,823)             --                --
    (1,036,961)         (73,558)            (715)              (1)             --                --
  ------------     ------------     ------------     ------------     -----------      ------------
   (14,400,082)     (14,759,325)      (2,607,824)      (4,511,845)       (598,217)       (1,199,331)
  ------------     ------------     ------------     ------------     -----------      ------------


    61,625,799       73,832,093       20,804,661       31,495,662      13,575,402        21,931,664
       201,704           13,452                1               11               1                 1
   (33,071,440)     (41,484,208)      (8,530,912)     (18,225,225)     (5,786,075)      (17,563,950)
  ------------     ------------     ------------     ------------     -----------      ------------

    28,756,063       32,361,337       12,273,750       13,270,448       7,789,328         4,367,715
  ------------     ------------     ------------     ------------     -----------      ------------

    21,164,929       15,336,473           96,731          664,255          55,757           589,958
     1,508,226        2,730,124            7,434                1           3,509                80
    (6,469,012)     (14,186,806)         (65,732)            (102)        (36,892)             (101)
  ------------     ------------     ------------     ------------     -----------      ------------

    16,204,143        3,879,791           38,433          664,154          22,374           589,937
  ------------     ------------     ------------     ------------     -----------      ------------

    44,960,206       36,241,128       12,312,183       13,934,602       7,811,702         4,957,652
  ------------     ------------     ------------     ------------     -----------      ------------
    57,924,690       44,784,117       13,755,802       18,268,671       8,146,208         6,149,396
  ------------     ------------     ------------     ------------     -----------      ------------

   293,426,005      248,641,888      142,442,189      124,173,518      54,848,153        48,698,757
  ------------     ------------     ------------     ------------     -----------      ------------
  $351,350,695     $293,426,005     $156,197,991     $142,442,189     $62,994,361      $ 54,848,153
  ============     ============     ============     ============     ===========      ============
  $    538,348     $     77,431     $     35,553     $      7,757     $     9,445      $      2,173
  ============     ============     ============     ============     ===========      ============


     5,845,148        7,614,878        2,000,447        3,112,508       1,321,743         2,167,955
        19,080            1,389               --                1              --                --
    (3,143,735)      (4,324,653)        (818,509)      (1,816,222)       (563,741)       (1,731,019)
  ------------     ------------     ------------     ------------     -----------      ------------
     2,720,493        3,291,614        1,181,938        1,296,287         758,002           436,936
  ------------     ------------     ------------     ------------     -----------      ------------

     2,025,046        1,602,397            9,256           64,941           5,419            57,825
       142,740          282,962              715               --             342                 8
      (608,747)      (1,483,302)          (6,363)             (10)         (3,614)              (10)
  ------------     ------------     ------------     ------------     -----------      ------------
     1,559,039          402,057            3,608           64,931           2,147            57,823
  ------------     ------------     ------------     ------------     -----------      ------------
     4,279,532        3,693,671        1,185,546        1,361,218         760,149           494,759
  ============     ============     ============     ============     ===========      ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           KEMPNER
                                                                                  TREASURY AND INCOME FUND
                                                                               ------------------------------
                                                                               SIX MONTHS ENDED   YEAR ENDED
                                                                               JANUARY 31, 2010     JULY 31,
                                                                                  (UNAUDITED)         2009
                                                                               ----------------   -----------
OPERATIONS:
   Net Investment Income (Loss) ............................................     $   390,484      $    30,020
   Net Realized Gain (Loss) on Investments .................................         180,794          545,483
   Net Change in Unrealized Appreciation (Depreciation) on Investments .....         729,209          368,744
                                                                                 -----------      -----------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ............................................       1,300,487          944,247
                                                                                 -----------      -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income:
      Institutional Class Shares ...........................................        (349,127)        (234,542)
   Realized Gains:
      Institutional Class Shares ...........................................        (415,379)        (106,559)
                                                                                 -----------      -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................        (764,506)        (341,101)
                                                                                 -----------      -----------
CAPITAL SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS SHARES:
      Issued ...............................................................       8,199,026        9,837,189
      In Lieu of Dividends .................................................           6,735            1,063
      Redeemed .............................................................      (7,257,464)      (6,165,058)
                                                                                 -----------      -----------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      INSTITUTIONAL CLASS SHARE TRANSACTIONS ...............................         948,297        3,673,194
                                                                                 -----------      -----------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ...........................................         948,297        3,673,194
                                                                                 -----------      -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .................................       1,484,278        4,276,340
                                                                                 -----------      -----------
NET ASSETS:
   Beginning of Period .....................................................      26,128,042       21,851,702
                                                                                 ===========      ===========
   End of Period ...........................................................     $27,612,320      $26,128,042
                                                                                 ===========      ===========
   Undistributed Net Investment Income (Accumulated Net Investment Loss) ...     $    41,357      $        --
SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS SHARES:
      Issued ...............................................................         782,427          998,382
      In Lieu of Dividends .................................................             650              108
      Redeemed .............................................................        (702,474)        (619,320)
                                                                                 -----------      -----------
   TOTAL INCREASE (DECREASE) IN INSTITUTIONAL CLASS SHARES .................          80,603          379,170
                                                                                 -----------      -----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING ...........................          80,603          379,170
                                                                                 ===========      ===========

Amounts designated as "--" are either $0 or zero shares or have been rounded to $0 or zero shares.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS


  LKCM MULTI-CAP EQUITY FUND     LKCM SMALL-MID CAP EQUITY FUND
------------------------------   ------------------------------
SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED   YEAR ENDED
JANUARY 31, 2010     JULY 31,    JANUARY 31, 2010     JULY 31,
   (UNAUDITED)         2009         (UNAUDITED)         2009
----------------   -----------   ----------------   -----------

  $     2,263      $    69,110     $   (55,491)     $   (43,516)
      372,123       (1,844,092)         49,453       (4,028,649)
      329,500       (1,307,504)      1,490,295          (68,835)
  -----------      -----------     -----------      -----------

      703,886       (3,082,486)      1,484,257       (4,141,000)
  -----------      -----------     -----------      -----------


      (68,647)         (23,160)             --               --

           --       (1,465,656)             --               --
  -----------      -----------     -----------      -----------
      (68,647)      (1,488,816)             --               --
  -----------      -----------     -----------      -----------


       43,007          946,121       3,117,442        9,266,022
           --            3,765              --               --
   (2,079,405)      (3,961,044)       (790,035)      (5,331,230)
  -----------      -----------     -----------      -----------

   (2,036,398)      (3,011,158)      2,327,407        3,934,792
  -----------      -----------     -----------      -----------

   (2,036,398)      (3,011,158)      2,327,407        3,934,792
  -----------      -----------     -----------      -----------
   (1,401,159)      (7,582,460)      3,811,664         (206,208)
  -----------      -----------     -----------      -----------

    9,806,694       17,389,154      10,777,953       10,984,161
  ===========      ===========     ===========      ===========
  $ 8,405,535      $ 9,806,694     $14,589,617      $10,777,953
  ===========      ===========     ===========      ===========
  $     2,158      $    68,542     $   (55,491)     $        --


        5,740          140,503         376,522        1,181,738
           --              653              --               --
     (280,067)        (617,515)        (95,932)        (818,840)
  -----------      -----------     -----------      -----------
     (274,327)        (476,359)        280,590          362,898
  -----------      -----------     -----------      -----------
     (274,327)        (476,359)        280,590          362,898
  ===========      ===========     ===========      ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED JANUARY 31, 2010 (UNAUDITED) AND THE PERIODS ENDED JULY 31,

                                                      Net Realized
                                                           and
                                                       Unrealized
                                                          Gains
                             Net Asset                 (Losses) on                 Dividends   Distributions
                               Value,        Net       Investments      Total      from Net         from            Total
                             Beginning   Investment   and Foreign       from      Investment      Realized        Dividends
                             of Period   Income (1)     Currency     Operations     Income         Gains       & Distributions
                             ---------   ----------   ------------   ----------   ----------   -------------   ---------------
CORE GROWTH EQUITY FUND
INSTITUTIONAL CLASS
2010***                        $ 7.61     $0.01          $ 0.41        $ 0.42       $(0.03)       $   --           $(0.03)
2009                             9.34      0.03           (1.74)        (1.71)       (0.02)           --            (0.02)
2008(a)                         10.00      0.00+++        (0.66)        (0.66)          --            --               --
CLASS A
2010***                        $ 7.59     $0.00          $ 0.42        $ 0.42       $(0.01)       $   --           $(0.01)
2009                             9.34      0.01           (1.75)        (1.74)       (0.01)           --            (0.01)
2008(b)                          9.66      0.00+++        (0.32)        (0.32)          --            --               --
DIVIDEND VALUE EQUITY FUND
INSTITUTIONAL CLASS
2010***                        $ 7.44     $0.07          $ 0.62        $ 0.69       $(0.07)       $   --           $(0.07)
2009                             9.20      0.21           (1.61)        (1.40)       (0.21)        (0.15)           (0.36)
2008(a)                         10.00      0.07           (0.80)        (0.73)       (0.07)           --            (0.07)
CLASS A
2010***                        $ 7.43     $0.06          $ 0.63        $ 0.69       $(0.06)       $   --           $(0.06)
2009                             9.20      0.19           (1.62)        (1.43)       (0.19)        (0.15)           (0.34)
2008(b)                          9.32      0.02           (0.12)        (0.10)       (0.02)           --            (0.02)
STRATEGIC BALANCED FUND
INSTITUTIONAL CLASS
2010***                        $ 8.67     $0.10          $ 0.54        $ 0.64       $(0.11)       $   --           $(0.11)
2009                             9.76      0.32           (1.11)        (0.79)       (0.30)           --            (0.30)
2008(b)                         10.00      0.01           (0.23)        (0.22)       (0.02)           --            (0.02)
CLASS A
2010***                        $ 8.67     $0.09          $ 0.54        $ 0.63       $(0.10)       $   --           $(0.10)
2009                             9.76      0.28           (1.09)        (0.81)       (0.28)           --            (0.28)
2008(b)                         10.00      0.01           (0.24)        (0.23)       (0.01)           --            (0.01)
KEMPNER MULTI-CAP DEEP
   VALUE EQUITY FUND
INSTITUTIONAL CLASS
2010***                        $ 7.20     $0.07          $ 0.61        $ 0.68       $(0.07)       $   --           $(0.07)
2009                             9.08      0.20           (1.73)        (1.53)       (0.21)        (0.14)           (0.35)
2008(a)                         10.00      0.05           (0.92)        (0.87)       (0.05)           --            (0.05)
CLASS A
2010***                        $ 7.20     $0.06          $ 0.61        $ 0.67       $(0.06)       $   --           $(0.06)
2009                             9.08      0.19           (1.74)        (1.55)       (0.19)        (0.14)           (0.33)
2008(b)                          9.09      0.01            0.03          0.04        (0.05)           --            (0.05)

                                                                                    Ratio of
                                                                                    Expenses
                                                                                  to Average
                                                                                   Net Assets   Ratio of Net
                                                                      Ratio of    (Excluding     Investment
                              Net Asset                Net Assets     Expenses    Waivers and      Income      Portfolio
                             Value, End    Total     End of Period   to Average    Fees Paid     to Average     Turnover
                              of Period   Return+        (000)       Net Assets   Indirectly)    Net Assets       Rate
                             ----------   -------    -------------   ----------   -----------   ------------   ---------
CORE GROWTH EQUITY FUND
INSTITUTIONAL CLASS
2010***                        $ 8.00       5.49%++     $207,488       0.82%*        0.97%*        0.29%*        29%**
2009                             7.61     (18.28)++      188,920       0.85          1.00          0.38          72
2008(a)                          9.34      (6.60)++      211,065       0.86*         1.01*         0.21*          5**
CLASS A
2010***                        $ 8.00       5.54%++     $ 46,076       1.07%*        1.22%*        0.05%*        29%**
2009                             7.59     (18.60)++       43,705       1.10          1.25          0.14          72
2008(b)                          9.34      (3.31)++       41,112       1.04*         1.19*         0.52*          5**
DIVIDEND VALUE EQUITY FUND
INSTITUTIONAL CLASS
2010***                        $ 8.06       9.31%++     $184,555       0.82%*        0.97%*        1.75%*        37%**
2009                             7.44     (14.76)++      157,923       0.86          1.01          2.96          65
2008(a)                          9.20      (7.28)++      146,164       0.88*         1.03*         2.91*         34**
CLASS A
2010***                        $ 8.06       9.36%++     $ 30,111       1.07%*        1.22%*        1.41%*        37%**
2009                             7.43     (15.08)++       18,238       1.11          1.26          2.69          65
2008(b)                          9.20      (1.07)++       11,099       1.06*         1.21*         2.65*         34**
STRATEGIC BALANCED FUND
INSTITUTIONAL CLASS
2010***                        $ 9.20       7.34%++     $ 12,641       1.19%*        1.24%*        2.22%*        17%**
2009                             8.67      (7.66)++       12,038       1.18          1.23          3.94          33
2008(b)                          9.76      (2.25)++       23,960       1.35*         1.79*         1.05*          9**
CLASS A
2010***                        $ 9.20       7.24%++     $  8,644       1.44%*        1.49%*        2.01%*        17%**
2009                             8.67      (7.88)++        6,540       1.45          1.50          3.50          33
2008(b)                          9.76      (2.27)++        6,860       1.60*         2.04*         0.69*          9**
KEMPNER MULTI-CAP DEEP
   VALUE EQUITY FUND
INSTITUTIONAL CLASS
2010***                        $ 7.81       9.42%       $124,681       0.78%*        0.78%*        1.66%*         6%**
2009                             7.20     (16.33)        119,227       0.81          0.81          3.02          12
2008(a)                          9.08      (8.69)        153,539       0.82*         0.82*         2.20*         11**
CLASS A
2010***                        $ 7.81       9.29%       $ 26,547       1.03%*        1.03%*        1.41%*         6%**
2009                             7.20     (16.54)         26,289       1.06          1.06          2.76          12
2008(b)                          9.08       0.43          35,014       0.99*         0.99*         1.44*         11**

*    ANNUALIZED.

**   NOT ANNUALIZED.

***  SIX MONTHS ENDED JANUARY 31, 2010 (UNAUDITED).

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN FIGURES DO NOT INCLUDE APPLICABLE SALES LOADS.

++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISOR DURING THE PERIOD.

+++  AMOUNT REPRESENTS LESS THAN $0.01.

(a)  COMMENCED OPERATIONS ON APRIL 25, 2008.

(b)  COMMENCED OPERATIONS ON JUNE 30, 2008.

(1)  PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED JANUARY 31, 2010 (UNAUDITED) AND THE PERIODS ENDED JULY 31,

                                                      Net Realized
                                                          and
                                                       Unrealized
                                                         Gains
                             Net Asset       Net      (Losses) on                 Dividends    Distributions
                              Value,     Investment   Investments      Total       from Net         from            Total
                             Beginning     Income     and Foreign       from      Investment      Realized        Dividends
                             of Period   (Loss) (1)     Currency     Operations     Income         Gains       & Distributions
                             ---------   ----------   ------------   ----------   ----------   -------------   ---------------
HOOVER SMALL-MID CAP
   EQUITY FUND
INSTITUTIONAL CLASS
2010***                        $ 6.94    $(0.01)         $ 0.37        $ 0.36       $   --      $   --             $   --
2009                             9.61     (0.02)          (2.58)        (2.60)          --       (0.07)             (0.07)
2008(a)                         10.00     (0.01)          (0.38)        (0.39)          --          --                 --
CLASS A
2010***                        $ 6.92    $(0.02)         $ 0.38        $ 0.36       $   --      $   --             $   --
2009                             9.61     (0.03)          (2.59)        (2.62)          --       (0.07)             (0.07)
2008(b)                          9.83     (0.01)          (0.21)        (0.22)          --          --                 --
INTERNATIONAL EQUITY FUND
INSTITUTIONAL CLASS
2010***                        $ 7.18    $(0.01)         $ 0.35        $ 0.34       $(0.01)     $   --             $(0.01)
2009                             9.01      0.08           (1.71)        (1.63)       (0.20)         --              (0.20)
2008(a)                         10.00      0.06           (1.05)        (0.99)          --          --                 --
CLASS A
2010***                        $ 7.18    $(0.02)         $ 0.35        $ 0.33       $   --      $   --             $   --
2009                             9.01      0.07           (1.71)        (1.64)       (0.19)         --              (0.19)
2008(b)                          9.31     (0.00)+++       (0.30)        (0.30)          --          --                 --
LOW DURATION BOND FUND
INSTITUTIONAL CLASS
2010***                        $10.32    $ 0.19          $ 0.29        $ 0.48       $(0.18)     $   --             $(0.18)
2009                            10.01      0.47            0.30          0.77        (0.46)      (0.00)+++          (0.46)
2008(a)                         10.00      0.10            0.01          0.11        (0.10)         --              (0.10)
CLASS A
2010***                        $10.32    $ 0.18          $ 0.29        $ 0.47       $(0.17)     $   --             $(0.17)
2009                            10.01      0.45            0.30          0.75        (0.44)      (0.00)+++          (0.44)
2008(b)                         10.04      0.03           (0.03)           --        (0.03)         --              (0.03)
TOTAL RETURN BOND FUND
INSTITUTIONAL CLASS
2010***                        $10.17    $ 0.33          $ 0.57        $ 0.90       $(0.31)     $(0.15)            $(0.46)
2009                             9.89      0.58            0.28          0.86        (0.56)      (0.02)             (0.58)
2008(a)                         10.00      0.13           (0.11)         0.02        (0.13)         --              (0.13)
CLASS A
2010***                        $10.17    $ 0.31          $ 0.58        $ 0.89       $(0.30)     $(0.15)            $(0.45)
2009                             9.89      0.55            0.28          0.83        (0.53)      (0.02)             (0.55)
2008(b)                          9.95      0.04           (0.06)       (0.02)        (0.04)         --              (0.04)

                                                                                    Ratio of
                                                                                    Expenses
                                                                                   to Average
                                                                                   Net Assets    Ratio of Net
                                                                      Ratio of     (Excluding     Investment
                             Net Asset                 Net Assets     Expenses    Waivers and   Income (Loss)   Portfolio
                             Value, End    Total     End of Period   to Average    Fees Paid      to Average     Turnover
                             of Period    Return+        (000)       Net Assets   Indirectly)     Net Assets       Rate
                             ----------   -------    -------------   ----------   -----------   -------------   ---------
HOOVER SMALL-MID CAP
   EQUITY FUND
INSTITUTIONAL CLASS
2010***                        $ 7.30       5.19%       $ 99,849       1.18%*        1.18%*        (0.25)%*        78%**
2009                             6.94     (26.94)         80,026       1.25          1.25          (0.27)         273
2008(a)                          9.61      (3.90)         64,577       1.33*         1.33*         (0.26)*        110**
CLASS A
2010***                        $ 7.28       5.20%       $ 19,185       1.44%*        1.44%*        (0.52)%*        78%**
2009                             6.92     (27.15)         18,840       1.50          1.50          (0.51)         273
2008(b)                          9.61      (2.24)         21,288       1.44*         1.44*         (0.73)*        110**
INTERNATIONAL EQUITY FUND
INSTITUTIONAL CLASS
2010***                        $ 7.51       4.78%       $204,165       1.15%*        1.15%*        (0.17)%*        20%**
2009                             7.18     (17.51)        182,004       1.21          1.21           1.27           51
2008(a)                          9.01      (9.90)        230,394       1.19*         1.19*          2.25*          16**
CLASS A
2010***                        $ 7.51       4.60%       $ 43,294       1.40%*        1.40%*        (0.43)%*        20%**
2009                             7.18     (17.65)         36,191       1.46          1.46           1.07           51
2008(b)                          9.01      (3.22)         41,937       1.25*         1.25*         (0.20)*         16**
LOW DURATION BOND FUND
INSTITUTIONAL CLASS
2010***                        $10.62       4.66%++     $158,066       0.51%*        0.69%*         3.60%*         22%**
2009                            10.32       8.00++       103,107       0.52          0.72           4.77           56
2008(a)                         10.01       1.12++       118,107       0.56*         0.76*          3.88*           8**
CLASS A
2010***                        $10.62       4.54%++     $ 29,014       0.76%*        0.94%*         3.37%*         22%**
2009                            10.32       7.74++        22,597       0.77          0.97           4.53           56
2008(b)                         10.01      (0.02)++       26,293       0.73*         0.93*          3.32*           8**
TOTAL RETURN BOND FUND
INSTITUTIONAL CLASS
2010***                        $10.61       8.97%++     $277,708       0.55%*        0.67%*         6.14%*         17%**
2009                            10.17       9.08++       238,649       0.59          0.69           5.97           67
2008(a)                          9.89       0.15++       199,384       0.62*         0.72*          4.78*          12**
CLASS A
2010***                        $10.61       8.84%++     $ 73,643       0.80%*        0.92%*         5.89%*         17%**
2009                            10.17       8.82++        54,777       0.84          0.94           5.73           67
2008(b)                          9.89      (0.21)++       49,258       0.81*         0.92*          4.69*          12**

*    ANNUALIZED.

**   NOT ANNUALIZED.

***  SIX MONTHS ENDED JANUARY 31, 2010 (UNAUDITED).

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN FIGURES DO NOT INCLUDE APPLICABLE SALES LOADS.

++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISOR DURING THE PERIOD.

+++  AMOUNT REPRESENTS LESS THAN $0.01.

(a)  COMMENCED OPERATIONS ON APRIL 25, 2008.

(b)  COMMENCED OPERATIONS ON JUNE 30, 2008.

(1)  PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED JANUARY 31, 2010 (UNAUDITED) AND THE PERIODS ENDED JULY 31,

                                                      Net Realized
                                                           and
                                                       Unrealized
                                                          Gains
                             Net Asset       Net       (Losses) on                 Dividends   Distributions
                               Value,    Investment    Investments      Total      from Net         from            Total
                             Beginning     Income      and Foreign      from      Investment      Realized        Dividends
                             of Period   (Loss) (1)     Currency     Operations     Income         Gains       & Distributions
                             ---------   ----------   ------------   ----------   ----------   -------------   ---------------
MUNICIPAL BOND FUND
INSTITUTIONAL CLASS
2010***                        $10.28      $ 0.17       $ 0.12         $ 0.29       $(0.17)      $(0.01)           $(0.18)
2009                             9.94        0.34         0.34           0.68        (0.34)       (0.00)+++         (0.34)
2008(a)                         10.00        0.09        (0.07)          0.02        (0.08)          --             (0.08)
CLASS A
2010***                        $10.28      $ 0.16       $ 0.10         $ 0.26       $(0.15)      $(0.01)           $(0.16)
2009(b)                         10.06        0.30         0.24           0.54        (0.32)       (0.00)+++         (0.32)
LOW DURATION MUNICIPAL
   BOND FUND
INSTITUTIONAL CLASS
2010***                        $10.22      $ 0.11       $ 0.05         $ 0.16       $(0.10)      $   --            $(0.10)
2009                            10.00        0.23         0.22           0.45        (0.23)          --             (0.23)
2008(a)                         10.00        0.06         0.00++         0.06        (0.06)          --             (0.06)
CLASS A
2010***                        $10.22      $ 0.09       $ 0.06         $ 0.15       $(0.09)      $   --            $(0.09)
2009(b)                         10.04        0.18         0.21           0.39        (0.21)          --             (0.21)
KEMPNER TREASURY AND
   INCOME FUND
INSTITUTIONAL CLASS
2010***                        $10.14      $ 0.15       $ 0.40         $ 0.55       $(0.06)      $(0.24)           $(0.30)
2009                             9.94        0.01         0.33           0.34        (0.10)       (0.04)            (0.14)
2008(a)                         10.00        0.12        (0.06)          0.06        (0.12)          --             (0.12)
LKCM MULTI-CAP EQUITY FUND
INSTITUTIONAL CLASS
2010***                        $ 7.06      $   --       $ 0.54         $ 0.54       $(0.06)      $   --            $(0.06)
2009                             9.32        0.04        (1.47)         (1.43)       (0.02)       (0.81)            (0.83)
2008(a)                         10.00        0.01        (0.69)         (0.68)          --           --                --
LKCM SMALL-MID CAP EQUITY
   FUND
INSTITUTIONAL CLASS
2010***                        $ 7.13      $(0.03)      $ 1.04         $ 1.01       $   --       $   --            $   --
2009                             9.57       (0.03)       (2.41)         (2.44)          --           --                --
2008(a)                         10.00       (0.01)       (0.42)         (0.43)          --           --                --

                                                                                    Ratio of
                                                                                    Expenses
                                                                                   to Average
                                                                                   Net Assets    Ratio of Net
                                                                      Ratio of     (Excluding     Investment
                              Net Asset               Net Assets      Expenses    Waivers and   Income (Loss)   Portfolio
                             Value, End    Total     End of Period   to Average    Fees Paid      to Average     Turnover
                              of Period   Return+        (000)       Net Assets   Indirectly)     Net Assets       Rate
                             ----------   -------    -------------   ----------   -----------   -------------   ---------
MUNICIPAL BOND FUND
INSTITUTIONAL CLASS
2010***                        $10.39       2.81%++     $155,486       0.60%*        0.70%*         3.24%*         4%**
2009                            10.28       6.99++       141,775       0.62          0.72           3.39          14
2008(a)                          9.94       0.24++       124,174       0.67*         0.77*          3.20*          3**
CLASS A
2010***                        $10.38       2.59%++     $    712       0.85%*        0.95%*         2.99%*         4%**
2009(b)                         10.28       5.48++           668       0.87*         0.97*          3.15*         14**+++
LOW DURATION MUNICIPAL
   BOND FUND
INSTITUTIONAL CLASS
2010***                        $10.28       1.60%++     $ 62,378       0.60%*        0.80%*         2.04%*         8%**
2009                            10.22       4.51++        54,257       0.61          0.81           2.26          27
2008(a)                         10.00       0.57++        48,699       0.72*         0.92*          2.18*         10**
CLASS A
2010***                        $10.28       1.48%++     $    617       0.85%*        1.05%*         1.79%*         8%**
2009(b)                         10.22       3.89++           591       0.86*         1.06*          1.89*         27**+++
KEMPNER TREASURY AND
   INCOME FUND
INSTITUTIONAL CLASS
2010***                        $10.39       5.48%       $ 27,612       0.68%*        0.68%*         2.96%*        18%**
2009                            10.14       3.50          26,128       0.70          0.70           0.12         114
2008(a)                          9.94       0.59          21,852       1.00*         1.00*          4.42*          0**
LKCM MULTI-CAP EQUITY FUND
INSTITUTIONAL CLASS
2010***                        $ 7.54       7.61%++     $  8,406       1.35%*        1.41%*         0.05%*         4%**
2009                             7.06     (13.43)++        9,807       1.35          1.36           0.62          34
2008(a)                          9.32      (6.80)         17,389       1.35*         1.46*          0.46*         23**
LKCM SMALL-MID CAP EQUITY
   FUND
INSTITUTIONAL CLASS
2010***                        $ 8.14      14.17%       $ 14,590       1.44%*        1.44%*        (0.86)%*       28%**
2009                             7.13     (25.50)++       10,778       1.55          1.63          (0.42)         88
2008(a)                          9.57      (4.30)++       10,984       1.55*         2.13*         (0.19)*        27**

*    ANNUALIZED.

**   NOT ANNUALIZED.

***  SIX MONTHS ENDED JANUARY 31, 2010 (UNAUDITED).

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN FIGURES DO NOT INCLUDE APPLICABLE SALES LOADS.

++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISOR DURING THE PERIOD.

+++  AMOUNTS REPRESENTS LESS THAN $0.01.

(a)  COMMENCED OPERATIONS ON APRIL 25, 2008.

(b)  COMMENCED OPERATIONS ON AUGUST 28, 2008.

(1)  PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              FROST FUNDS
                                                                JANUARY 31, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

The Advisors' Inner Circle Fund II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twenty-nine funds. The financial statements herein relate to the Trust's Frost Funds. The Frost Funds include the Frost Core Growth Equity Fund, Frost Dividend Value Equity Fund, Frost Strategic Balanced Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Hoover Small-Mid Cap Equity Fund, Frost International Equity Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund, Frost Kempner Treasury and Income Fund, Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund (each a "Fund" and collectively the "Funds"). Frost Core Growth Equity Fund seeks to achieve long-term capital appreciation. Frost Dividend Value Equity Fund, Frost Strategic Balanced Fund and Frost International Equity Fund seek to achieve long-term capital appreciation and current income. Frost Kempner Multi-Cap Deep Value Equity Fund seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a three-to-five year period. Frost Hoover Small-Mid Cap Equity Fund seeks to maximize total return. Frost Low Duration Bond Fund and Frost Total Return Bond Fund both seek to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal. Frost Municipal Bond Fund seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation. Frost Low Duration Municipal Bond Fund seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return. Frost Kempner Treasury and Income Fund seeks to provide current income consistent with the preservation of capital. Both Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund seek to maximize long-term capital appreciation. The Funds may change their investment objective without shareholder approval. The financial statements of the remaining funds in the Trust are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds currently offer Institutional Class Shares and Class A Shares.

2. SIGNIFICANT ACCOUNTING POLICIES:

Financial Accounting Standards Board ("FASB") Launches Accounting Standards Codification - The FASB has issued FASB ASC 105 (formerly FASB Statement No.
168), The "FASB ACCOUNTING STANDARDS CODIFICATION(TM)" AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by non-governmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust has implemented the Codification as of January 31, 2010.

The following is a summary of the significant accounting policies followed by the Funds:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

THE ADVISORS' INNER CIRCLE FUND II                              FROST FUNDS
                                                                JANUARY 31, 2010

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine its value after taking into consideration relevant information reasonably available to the Committee.

     The Frost International Equity Fund uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Frost International Equity Fund values the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Fund's administrator and may request that a meeting of the Committee be held.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds' Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

     If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

THE ADVISORS' INNER CIRCLE FUND II                              FROST FUNDS
                                                                JANUARY 31, 2010

     In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

     The three levels of the fair value hierarchy under ASC 820 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at January 31, 2010.

INVESTMENTS IN SECURITIES                 LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
-------------------------               -----------   ------------   -------   ------------
LOW DURATION BOND FUND
   Asset-Backed Securities              $        --   $ 40,845,441     $--     $ 40,845,441
   Corporate Obligations                         --     44,406,095      --       44,406,095
   U.S. Government Agency Obligations            --     35,199,103      --       35,199,103
   Municipal Bonds                               --     12,071,932      --       12,071,932
   U.S. Treasury Obligations             40,896,567             --      --       40,896,567
   Commercial Paper                              --      4,999,542      --        4,999,542
   Cash Equivalents                       7,708,457             --      --        7,708,457
                                        -----------   ------------     ---     ------------
Total Investments in Securities         $48,605,024   $137,522,113     $--     $186,127,137
                                        ===========   ============     ===     ============
TOTAL RETURN BOND FUND
   Asset-Backed Securities              $        --   $110,186,119     $--     $110,186,119
   Corporate Obligations                         --    110,418,811      --      110,418,811
   Mortgage-Backed Securities                    --    105,540,653      --      105,540,653
   U.S. Treasury Obligations              5,561,611             --      --        5,561,611
   Municipal Bonds                               --      5,735,617      --        5,735,617
   U.S. Government Agency Obligation             --      2,704,165      --        2,704,165
   Cash Equivalent                       11,124,930             --      --       11,124,930
                                        -----------   ------------     ---     ------------
Total Investments in Securities         $16,686,541   $334,585,365     $--     $351,271,906
                                        ===========   ============     ===     ============
MUNICIPAL BOND FUND
   Municipal Bonds                      $        --   $150,428,489     $--     $150,428,489
   Cash Equivalent                        1,644,841             --      --        1,644,841
                                        -----------   ------------     ---     ------------
Total Investments in Securities         $ 1,644,841   $150,428,489     $--     $152,073,330
                                        ===========   ============     ===     ============
LOW DURATION MUNICIPAL BOND FUND
   Municipal Bonds                      $        --   $ 56,412,741     $--     $ 56,412,741
   Cash Equivalent                        5,955,244             --      --        5,955,244
                                        -----------   ------------     ---     ------------
Total Investments in Securities         $ 5,955,244   $ 56,412,741     $--     $ 62,367,985
                                        ===========   ============     ===     ============
OTHER FINANCIAL INSTRUMENTS*
International Equity Fund               $        --   $    455,834     $--     $    455,834

* OTHER FINANCIAL INSTRUMENTS ARE FORWARD FOREIGN CURRENCY CONTRACTS NOT REFLECTED IN THE SCHEDULE OF INVESTMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              FROST FUNDS
                                                                JANUARY 31, 2010

     As of January 31, 2010, the following Funds' investments are all Level 1 with the exception of other Financial Instruments; Core Growth Equity Fund, Dividend Value Equity Fund, Strategic Balanced Fund, Kempner Multi-Cap Deep Value Equity Fund, Hoover Small-Mid Cap Equity Fund, International Equity Fund, Kempner Treasury and Income Fund, LKCM Multi-Cap Equity Fund, and LKCM Small-Mid Cap Equity Fund. For details of the investment classification, reference the Schedules of Investments.

     The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                          INVESTMENTS IN
                                         MORTGAGE-BACKED
TOTAL RETURN BOND FUND                      SECURITIES
----------------------                   ---------------
BALANCE AS OF 7/31/09                      $ 16,687,758
Accrued discounts/premiums                           --
Realized gain/(loss)                                 --
Change in unrealized
   appreciation/(depreciation)                       --
Net purchase/(sales)                                 --
Net transfers in/and or out of Level 3      (16,687,758)
                                           ------------
BALANCE AS OF 1/31/10                      $         --
                                           ============

     For the six-month period ended January 31, 2010, there have been no significant changes to the Funds' Fair value methodologies.

     FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements. The Frost International Equity Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Frost International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

     The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification method. Dividend income is recognized on the ex-dividend date, interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid.

THE ADVISORS' INNER CIRCLE FUND II                              FROST FUNDS
                                                                JANUARY 31, 2010

     FORWARD FOREIGN CURRENCY CONTRACTS -- The International Equity Fund will hedge currency exposure utilizing forward foreign currency contracts if deemed appropriate by the portfolio management team. Currency hedging, if utilized, is to protect the investment thesis for a given stock from being significantly undermined by dollar/foreign currency fluctuations when the Advisor perceives currency risk to be high. All forward foreign currency contracts are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The International Equity Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Additionally, the risk exists that losses could exceed amounts disclosed on the Schedule of Investments or the Statement of Assets and Liabilities.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. As of January 31, 2010, none of the Funds held repurchase agreements.

     EXPENSES -- Expenses of the Trust can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a Fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets. In addition to the expenses reflected on the statement of operations, the Strategic Balanced Fund indirectly bears expenses of the underlying funds (registered investment companies) in which it invests. Because each of the underlying funds have varied expense and fee levels, and the Strategic Balanced Fund may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gain (loss), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Frost Core Growth Equity Fund, Frost Hoover Small-Mid Cap Equity Fund, Frost International Equity Fund, Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund each distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. The Frost Dividend Value Equity Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Strategic Balanced Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund and Frost Kempner Treasury and Income Fund each distribute their net investment income monthly and make distributions of their net realized capital gains, if any, at least annually.

     REDEMPTION FEES -- The Frost International Equity Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. For the six months ended January 31, 2010, the Fund retained no such fees.

     LINE OF CREDIT -- The Funds entered into an agreement which enables them to participate in a $10 million unsecured committed revolving line of credit on a first come, first serve basis, with Union Bank, N.A. (the "Custodian") which expires April 25, 2010. The proceeds from the borrowings shall be used to finance the Funds' short-term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on their borrowings during the year at the Custodian's current reference rate minus 1%. As of January 31, 2010, the Funds had no borrowings outstanding.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust. A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

THE ADVISORS' INNER CIRCLE FUND II                              FROST FUNDS
                                                                JANUARY 31, 2010

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of: 0.10% on the first $2 billion of the Funds' aggregate average daily net assets; 0.08% on the next $1 billion of the Funds' aggregate average daily net assets; and 0.06% on the Funds' aggregate average daily net assets over $3 billion. The minimum annual administration fee is $900,000 for the initial 8 Funds. The minimum annual administration fee will increase by $90,000 for each additional fund established. There is also a minimum annual administration fee of $15,000 per additional class.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated November 16, 2004. The Funds have adopted a Distribution Plan (the "Plan") for the Class A Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of each Fund's average net assets attributable to the Class A Shares as compensation for distribution services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. These credit amounts are listed as "Fees Paid Indirectly" on the Statements of Operations.

Union Bank, N.A. serves as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. INVESTMENT ADVISORY AGREEMENT:

Frost Investment Advisors, LLC (the "Adviser"), a Delaware limited liability corporation formed in 2007, serves as the investment adviser to the Funds. The Adviser is a wholly owned non-banking subsidiary of The Frost National Bank. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund. The Adviser has voluntarily agreed to reduce its investment advisory fees for certain Funds as set forth below ("Voluntary Fee Reduction"). In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep from exceeding certain levels as set forth below ("Expense Limitation"). The Adviser may discontinue all or part of these fee reductions or reimbursements at any time.

The table below shows the rate of each Fund's investment advisory fee and the Adviser's voluntary Expense Limitation for each Fund.

                                             ADVISORY FEE              ADVISER'S   INSTITUTIONAL      CLASS
                                                BEFORE                 VOLUNTARY       CLASS            A
                                            VOLUNTARY FEE                 FEE         EXPENSE        EXPENSE
FUND                                          REDUCTION                REDUCTION     LIMITATION    LIMITATION
----                             -----------------------------------   ---------   -------------   ----------
Core Growth Equity Fund                         0.80%                    0.15%         1.25%          1.50%
Dividend Value Equity Fund                      0.80%                    0.15%         1.25%          1.50%
Strategic Balanced Fund                         0.70%                    0.05%         1.35%          1.60%
Kempner Multi-Cap Deep
   Value Equity Fund                            0.59%                     None         1.05%          1.30%
Hoover Small-Mid Cap
   Equity Fund                   1.00% for assets up to $100 million      None         1.55%          1.80%
                                  0.85% for assets over $100 million
International Equity Fund        0.95% for assets up to $150 million      None         1.45%          1.70%
                                  0.90% for assets over $150 million
Low Duration Bond Fund                          0.50%                    0.15%         0.95%          1.20%
Total Return Bond Fund                          0.50%                    0.15%         0.95%          1.20%
Municipal Bond Fund                             0.50%                    0.10%         1.05%          1.30%
Low Duration Municipal
   Bond Fund                                    0.50%                    0.20%         1.15%          1.40%
Kempner Treasury and
   Income Fund                                  0.35%                     None         1.05%          1.30%*
LKCM Multi-Cap Equity Fund                      0.75%                     None         1.35%          1.60%*
LKCM Small-Mid Cap Equity Fund                  0.90%                     None         1.55%          1.80%*

*    Class is registered but not yet opened.

THE ADVISORS' INNER CIRCLE FUND II                              FROST FUNDS
                                                                JANUARY 31, 2010

If at any point it becomes unnecessary for the Adviser to make Expense Limitation reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and the aforementioned Expense Limitations to recapture all or a portion of its prior Expense Limitation reimbursements made during the preceding three year period. The Advisor, however, will not be permitted to recapture any amount that is attributable to its Voluntary Fee Reduction. During the period ended January 31, 2010, the Adviser recaptured $0 of prior Expense Limitation reimbursements. At January 31, 2010, the remaining amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses for the LKCM Multi-Cap Equity Fund and LKCM Small-Mid Cap Equity Fund was $9,674 and $23,475, respectively.

As of January 31, 2010, the Adviser has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

INVESTMENT SUB-ADVISER

KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
Kempner Capital Management, Inc.

HOOVER SMALL-MID CAP EQUITY FUND
Hoover Investment Management Co., LLC

INTERNATIONAL EQUITY FUND
Thornburg Investment Management, Inc.

KEMPNER TREASURY AND INCOME FUND
Kempner Capital Management, Inc.

LKCM MULTI-CAP EQUITY FUND
Luther King Capital Management Corporation

LKCM SMALL-MID CAP EQUITY FUND
Luther King Capital Management Corporation

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the six months ended January 31, 2010 were as follows:

                              U.S. GOV'T      OTHER         TOTAL
                             -----------   -----------   -----------
CORE GROWTH EQUITY FUND
Purchases                    $        --   $79,476,385   $79,476,385
Sales                                 --    69,100,835    69,100,835
DIVIDEND VALUE EQUITY FUND
Purchases                             --    87,353,119    87,353,119
Sales                                 --    70,746,761    70,746,761
STRATEGIC BALANCED FUND
Purchases                             --     4,477,956     4,477,956
Sales                                 --     3,274,564     3,274,564
KEMPNER MULTI-CAP DEEP
   VALUE EQUITY FUND
Purchases                             --     8,128,843     8,128,843
Sales                                 --    26,372,466    26,372,466
HOOVER SMALL-MID CAP
   EQUITY FUND
Purchases                             --    98,183,383    98,183,383
Sales                                 --    84,099,658    84,099,658
INTERNATIONAL EQUITY FUND
Purchases                             --    58,305,988    58,305,988
Sales                                 --    45,891,479    45,891,479
LOW DURATION BOND FUND
Purchases                     41,229,069    15,615,978    56,845,047
Sales                         14,416,968    15,486,982    29,903,950

                              U.S. GOV'T      OTHER         TOTAL
                             -----------   -----------   -----------
TOTAL RETURN BOND FUND
Purchases                    $33,026,764   $49,268,116   $82,294,880
Sales                         23,765,654    24,506,046    48,271,700
MUNICIPAL BOND FUND
Purchases                             --     9,837,380     9,837,380
Sales                                 --     5,047,604     5,047,604
LOW DURATION MUNICIPAL
   BOND FUND
Purchases                             --    10,756,508    10,756,508
Sales                                 --     3,780,024     3,780,024
KEMPNER TREASURY AND
INCOME FUND
Purchases                      6,674,788            --     6,674,788
Sales                          3,905,801            --     3,905,801
LKCM MULTI-CAP
   EQUITY FUND
Purchases                             --       337,161       337,161
Sales                                 --     2,410,551     2,410,551
LKCM SMALL-MID CAP
   EQUITY FUND
Purchases                             --     4,982,081     4,982,081
Sales                                 --     3,346,222     3,346,222

7. FEDERAL TAX INFORMATION:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to wash sales and differing book and tax treatments for foreign currency transactions and certain net operating losses which, for tax purposes, are not available to offset future income. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized loss, as appropriate, in the period that the differences arise.

THE ADVISORS' INNER CIRCLE FUND II                              FROST FUNDS
                                                                JANUARY 31, 2010

The tax character of dividends and distributions declared during the year ended July 31, 2009 was as follows:

                                                         ORDINARY      LONG-TERM
                                           TAX EXEMPT     INCOME     CAPITAL GAINS      TOTAL
                                           ----------   ----------   -------------   -----------
Core Growth Equity Fund
2009                                       $       --   $ 488,278      $       --    $   488,278
Dividend Value Equity Fund
2009                                               --    4,264,560      3,115,124      7,379,684
2008                                               --    1,180,069             --      1,180,069
Strategic Balanced Fund
2009                                               --      789,798             --        789,798
2008                                               --       46,995             --         46,995
Kempner Multi-Cap Deep Value Equity Fund
2009                                               --    4,258,015      2,833,938      7,091,953
2008                                               --    1,054,118             --      1,054,118
Hoover Small-Mid Cap Equity Fund
2009                                               --           --        849,881        849,881
International Equity Fund
2009                                               --    5,119,469             --      5,119,469
Low Duration Bond Fund
2009                                               --    6,103,101             --      6,103,101
2008                                               --    1,233,735             --      1,233,735
Total Return Bond Fund
2009                                               --   14,548,150        211,175     14,759,325
2008                                               --    2,641,478             --      2,641,478
Municipal Bond Fund
2009                                        4,481,021           --         30,824      4,511,845
2008                                        1,049,963           --             --      1,049,963
Low Duration Municipal Bond Fund
2009                                        1,199,331           --             --      1,199,331
2008                                          273,579           --             --        273,579
Kempner Treasury and Income Fund
2009                                               --       30,083        311,018        341,101
2008                                               --      268,544             --        268,544
LKCM Multi-Cap Equity Fund
2009                                               --       23,239      1,465,577      1,488,816

As of July 31, 2009, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:


                                                     UNDISTRIBUTED
                     UNDISTRIBUTED   UNDISTRIBUTED     LONG-TERM
                       ORDINARY        TAX-EXEMPT       CAPITAL       CAPITAL LOSS   POST-OCTOBER
                        INCOME           INCOME          GAIN        CARRYFORWARDS       LOSSES
                     -------------   -------------   -------------   -------------   ------------
Core Growth
   Equity Fund         $  331,553        $ --         $       --     $ (7,058,150)   $(37,610,043)
Dividend Value
   Equity Fund            169,325          --                 --       (5,431,775)    (24,426,626)
Strategic
   Balanced Fund           23,938          --                 --       (1,632,619)     (1,208,017)
Kempner Multi-Cap
   Deep Value
   Equity Fund            287,686          --                 --         (104,736)     (5,103,161)
Hoover Small-Mid
   Cap Equity Fund             --          --                 --      (12,533,792)    (24,492,895)
International
   Equity Fund          1,862,132          --                 --       (9,999,854)    (20,081,630)
Low Duration
   Bond Fund              516,562          --                 --         (170,609)       (520,867)
Total Return
   Bond Fund            2,831,095          --          1,766,583               --              --

                                                                     TOTAL
                         POST-                                    DISTRIBUTABLE
                        OCTOBER      UNREALIZED       OTHER         EARNINGS
                       CURRENCY     APPRECIATION     TEMPORARY    (ACCUMULATED
                        LOSSES     (DEPRECIATION)   DIFFERENCES      LOSSES)
                     -----------   --------------   -----------   -------------
Core Growth
   Equity Fund       $        --    $ 22,149,304    $        --   $(22,187,336)
Dividend Value
   Equity Fund                --       2,659,987       (169,478)   (27,198,567)
Strategic
   Balanced Fund              --      (4,138,157)       (20,783)    (6,975,638)
Kempner Multi-Cap
   Deep Value
   Equity Fund                --     (50,378,394)      (289,413)   (55,588,018)
Hoover Small-Mid
   Cap Equity Fund            --      15,237,112             --    (21,789,575)
International
   Equity Fund        (1,497,481)     (5,917,246)        26,504    (35,607,575)
Low Duration
   Bond Fund                  --       4,070,186       (458,227)     3,437,045
Total Return
   Bond Fund                  --        (150,313)    (1,523,461)     2,923,904

THE ADVISORS' INNER CIRCLE FUND II                              FROST FUNDS
                                                                JANUARY 31, 2010


                                                     UNDISTRIBUTED
                     UNDISTRIBUTED   UNDISTRIBUTED     LONG-TERM
                        ORDINARY       TAX-EXEMPT       CAPITAL       CAPITAL LOSS   POST-OCTOBER
                         INCOME          INCOME          GAIN        CARRYFORWARDS      LOSSES
                     -------------   -------------   -------------   -------------   ------------
Municipal
   Bond Fund            $    --         $399,309       $148,544        $      --     $        --
Low Duration
   Municipal
   Bond Fund                 --           94,229             --               --              --
Kempner Treasury
   and Income Fund           --               --        234,464               --              --
LKCM Multi-Cap
   Equity Fund           68,542               --             --         (272,679)     (1,571,337)
LKCM Small-Mid
   Cap Equity Fund           --               --             --         (837,908)     (3,256,747)

                                                                     TOTAL
                         POST-                                    DISTRIBUTABLE
                        OCTOBER      UNREALIZED        OTHER         EARNINGS
                       CURRENCY     APPRECIATION     TEMPORARY     (ACCUMULATED
                        LOSSES     (DEPRECIATION)   DIFFERENCES       LOSSES)
                     -----------   --------------   -----------   -------------
Municipal
   Bond Fund             $--         $5,250,234      $(398,762)    $ 5,399,325
Low Duration
   Municipal
   Bond Fund              --          1,454,061        (93,780)      1,454,510
Kempner Treasury
   and Income Fund        --            828,967             --       1,063,431
LKCM Multi-Cap
   Equity Fund            --            845,996             --        (929,478)
LKCM Small-Mid
   Cap Equity Fund        --           (616,600)            --      (4,711,255)

For Federal income tax purposes, capital loss carryforwards represent realized losses that a Fund may carry forward for a maximum period of eight years and apply against future net realized gains. The capital loss carryforwards for the Funds in the table above will expire July 31, 2017.

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2008 through July 31, 2009 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at January 31, 2010 were as follows:

                                                                                       NET UNREALIZED
                                              FEDERAL     APPRECIATED    DEPRECIATED    APPRECIATION
                                             TAX COST      SECURITIES    SECURITIES    (DEPRECIATION)
                                           ------------   -----------   ------------   --------------
Core Growth Equity Fund                    $225,360,535   $35,056,814   $ (7,297,566)  $  27,759,248
Dividend Value Equity Fund                  189,384,539    26,053,855     (8,219,329)     17,834,526
Strategic Balanced Fund                      23,546,380       536,611     (3,306,119)    (2,769,508)
Kempner Multi-Cap Deep Value Equity Fund    186,256,834    12,015,998    (47,126,494)   (35,110,496)
Hoover Small-Mid Cap Equity Fund            105,737,138    15,179,117     (3,284,738)     11,894,379
International Equity Fund                   239,836,498    24,667,746    (16,997,710)      7,670,036
Low Duration Bond Fund                      178,150,145     8,144,747       (167,755)      7,976,992
Total Return Bond Fund                      336,117,340    27,826,618    (12,672,052)     15,154,566
Municipal Bond Fund                         145,308,283     6,801,877        (36,830)      6,765,047
Low Duration Municipal Bond Fund             60,589,978     1,789,982        (11,975)      1,778,007
Kempner Treasury and Income Fund             26,028,815     1,558,176             --       1,558,176
LKCM Multi-cap Equity Fund                    7,236,609     1,626,149       (451,053)      1,175,096
LKCM Small-Mid Cap Equity Fund               14,215,056     2,083,208       (870,332)      1,212,876

8. SECURITIES LENDING:

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% of the market value of borrowed securities. Cash collateral received may be invested in accordance within the guidelines approved by the Funds' Adviser. Any loss from investments of cash collateral is at the relevant Fund's risk. Investments purchased with cash collateral are presented on the Schedules of Investments. The securities lending agent and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Funds record securities lending income net of such allocations. As of January 31, 2010, none of the Funds had securities on loan.

Although the risk of lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

THE ADVISORS' INNER CIRCLE FUND II                              FROST FUNDS
                                                                JANUARY 31, 2010

9. RISKS:

At January 31, 2010, the net assets of the Frost International Equity Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Strategic Balanced Fund, Low Duration Bond Fund and Total Return Bond Fund invest in mortgage-related or other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates, decreases in real estate values and early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may also fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although certain mortgages and mortgage-related securities are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10. OTHER:

On January 31, 2010, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

                                               # OF       % OF OUTSTANDING
                                           SHAREHOLDERS        SHARES
                                           ------------   ----------------
Core Growth Equity Fund
   Institutional Class Shares                    1              96.84%
   Class A Shares                                4              97.76
Dividend Value Equity Fund
   Institutional Class Shares                    1              96.29
   Class A Shares                                4              75.96
Strategic Balanced Fund
   Institutional Class Shares                    1             100.00
   Class A Shares                                4              93.96
Kempner Multi-Cap Deep Value Equity Fund
   Institutional Class Shares                    1              98.61
   Class A Shares                                5              95.64
Hoover Small-Mid Cap Equity Fund
   Institutional Class Shares                    1              96.66
   Class A Shares                                5              86.62
International Equity Fund
   Institutional Class Shares                    1              96.53
   Class A Shares                                4              91.70
Low Duration Bond Fund
   Institutional Class Shares                    1              96.30
   Class A Shares                                4              85.92
Total Return Bond Fund
   Institutional Class Shares                    1              93.58

THE ADVISORS' INNER CIRCLE FUND II                              FROST FUNDS
                                                                JANUARY 31, 2010

                                       # OF       % OF OUTSTANDING
                                   SHAREHOLDERS        SHARES
                                   ------------   ----------------
   Class A Shares                        3              91.72%
Municipal Bond Fund
   Institutional Class Shares            1             100.00
   Class A Shares                        3              96.04
Low Duration Municipal Bond Fund
   Institutional Class Shares            1             100.00
   Class A Shares                        3              94.03
Kempner Treasury and Income Fund
   Institutional Class Shares            1              98.70
LKCM Multi-Cap Equity Fund
   Institutional Class Shares            1              99.65
LKCM Small-Mid Cap Equity Fund
   Institutional Class Shares            2              82.83

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

11. RECENT ACCOUNTING PRONOUNCEMENTS:

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Funds are currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

12. SUBSEQUENT EVENTS:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through April 1, 2010, the date the financial statements were issued. This evaluation resulted in the following subsequent event that necessitated disclosures and or adjustments: At a November 11, 2009 meeting of the Board of Trustees of the Advisors' Inner Circle Fund II, the Trustees approved a change in the Hoover Small-Mid Cap Equity Fund's (the "Fund"), name, principal investment strategy, benchmark and non-fundamental investment limitation. Accordingly, effective February 1, 2010, the Fund changed its name to the Frost Small Cap Equity Fund. At the same time, the new investment strategy is to invest at least 80% of its net assets in equity securities of small-capitalization companies. In addition, the Fund changed its benchmark from the Russell 2500 Mid Cap Index to the Russell 2000 Small Cap Index.

THE ADVISORS' INNER CIRCLE FUND II                              FROST FUNDS
                                                                JANUARY 31, 2010

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

     You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND II                              FROST FUNDS
                                                                JANUARY 31, 2010

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

                                           Beginning     Ending                 Expense
                                            Account     Account    Annualized     Paid
                                             Value       Value       Expense     During
                                            08/01/09    01/31/10     Ratios     Period*
                                           ---------   ---------   ----------   -------
CORE GROWTH EQUITY FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $1,054.90      0.82%      $4.25
Class A Shares                             $1,000.00   $1,055.40      1.07%      $5.54
HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,021.07      0.82%      $4.18
Class A Shares                             $1,000.00   $1,019.81      1.07%      $5.45
DIVIDEND VALUE EQUITY FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $1,093.10      0.82%      $4.33
Class A Shares                             $1,000.00   $1,093.60      1.07%      $5.65
HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,021.07      0.82%      $4.18
Class A Shares                             $1,000.00   $1,019.81      1.07%      $5.45
STRATEGIC BALANCED FUND(1)
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $1,073.40      1.19%      $6.22
Class A Shares                             $1,000.00   $1,072.40      1.44%      $7.52
HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,019.21      1.19%      $6.06
Class A Shares                             $1,000.00   $1,017.95      1.44%      $7.32
KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $1,094.20      0.78%      $4.12
Class A Shares                             $1,000.00   $1,092.90      1.03%      $5.43
HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,021.27      0.78%      $3.97
Class A Shares                             $1,000.00   $1,020.01      1.03%      $5.24
HOOVER SMALL-MID CAP EQUITY FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $1,051.90      1.18%      $6.10
Class A Shares                             $1,000.00   $1,052.00      1.44%      $7.45
HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,019.26      1.18%      $6.01
Class A Shares                             $1,000.00   $1,017.95      1.44%      $7.32
INTERNATIONAL EQUITY FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $1,047.80      1.15%      $5.94
Class A Shares                             $1,000.00   $1,046.00      1.40%      $7.22
HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,019.41      1.15%      $5.85
Class A Shares                             $1,000.00   $1,018.15      1.40%      $7.12

                                           Beginning     Ending                 Expense
                                            Account     Account    Annualized     Paid
                                             Value       Value       Expense     During
                                            08/01/09    01/31/10     Ratios     Period*
                                           ---------   ---------   ----------   -------
LOW DURATION BOND FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $1,046.60      0.51%      $2.63
Class A Shares                             $1,000.00   $1,045.40      0.76%      $3.92
HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,022.63      0.51%      $2.60
Class A Shares                             $1,000.00   $1,021.37      0.76%      $3.87
TOTAL RETURN BOND FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $1,089.70      0.55%      $2.90
Class A Shares                             $1,000.00   $1,088.40      0.80%      $4.21
HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,022.43      0.55%      $2.80
Class A Shares                             $1,000.00   $1,021.17      0.80%      $4.08
MUNICIPAL BOND FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $1,028.10      0.60%      $3.07
Class A Shares                             $1,000.00   $1,025.90      0.85%      $4.34
HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,022.18      0.60%      $3.06
Class A Shares                             $1,000.00   $1,020.92      0.85%      $4.33
LOW DURATION MUNICIPAL BOND FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $1,016.00      0.60%      $3.05
Class A Shares                             $1,000.00   $1,014.80      0.85%      $4.32
HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,022.18      0.60%      $3.06
Class A Shares                             $1,000.00   $1,020.92      0.85%      $4.33
KEMPNER TREASURY AND INCOME FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $1,054.80      0.68%      $3.52
HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,021.78      0.68%      $3.47
LKCM MULTI-CAP EQUITY FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $1,076.10      1.35%      $7.06
HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,018.40      1.35%      $6.87
LKCM SMALL-MID CAP EQUITY FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $1,141.70      1.44%      $7.77
HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,017.95      1.44%      $7.32

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the account period, multiplied by 184/365 (to reflect the one-half year period).

(1)  Excludes indirect expenses of underlying funds in which the Fund invests.

THE ADVISORS' INNER CIRCLE FUND II                              FROST FUNDS
                                                                JANUARY 31, 2010

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of the Advisors Inner Circle Fund II (the "Trust") must annually review and re-approve the existing Advisory Agreement and Sub-Advisory Agreements (the "Agreements") after their initial two-year terms: (i) by the vote of the Trustees or by a vote of the shareholders of each Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Agreements for additional one-year terms. In preparation for the meeting, the Board requests and reviews a wide variety of information from Frost Investment Advisors, LLC, Luther King Capital Management Corporation, Kempner Capital Management, Inc., Hoover Investment Management Co., LLC and Thornburg Investment Management, Inc. (each, an "Adviser," and, collectively, the "Advisers"). The Trustees use this information, as well as other information that the Advisers and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Agreements for an additional year.

Prior to this year's meeting held on November 10-11, 2009, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Advisers regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Advisers; (ii) the investment performance of the Funds and the Advisers; (iii) the costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Advisers, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Advisers' fees and other aspects of the Agreements. Among other things, the representatives presented overviews of the Advisers, including each Adviser's investment personnel, assets under management and investment strategies. The representatives also reviewed each Fund's portfolio characteristics. The Trustees then discussed the written materials that the Board received before the meeting and the Advisers' oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisers and the re-approval of the Agreements, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISERS

In considering the nature, extent and quality of the services provided by the Advisers, the Board reviewed the portfolio management services provided by each Adviser to its respective Fund(s), including the quality and continuity of each Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for each Adviser was provided to the Board, as was the response of each Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of each respective Fund.

The Trustees also considered other services to be provided by each Adviser to its respective Fund(s) by the Advisers, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Advisers.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISERS

The Board was provided with information regarding each Fund's performance since the Agreements were first approved, as well as information regarding each Fund's performance since its inception. The Board also compared each Fund's performance to its benchmark index and other similar mutual funds over various periods of time. Each Adviser provided information regarding and led a discussion of factors impacting the performance of its respective Fund(s) over the past year, focusing on its investment approach and general economic factors. With respect to the Frost Dividend Value Equity Fund, Frost Kempner Multi-Cap Deep Value Equity Fund and Frost LKCM Multi-Cap Equity Fund, the Board noted that each Fund's performance was generally favorable to that of its respective benchmark over various periods of time. With respect to the Frost Strategic Balanced Fund, Frost Core Growth Equity Fund and Frost LKCM Small-Mid Cap Equity Fund, the

THE ADVISORS' INNER CIRCLE FUND II                           FROST FUNDS
                                                             JANUARY 31, 2010

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS (UNAUDITED) (CONCLUDED)

Board noted that each Fund's performance was comparable to that of its respective benchmark over various periods of time. With respect to the Frost Municipal Bond Fund and the Frost International Equity Fund, the Board noted that the Funds had underperformed their benchmarks for the most recent one year period but had strong performance over the long term. With respect to the Frost Low Duration Bond Fund, Frost Total Return Bond Fund and Frost Kempner Treasury and Income Fund, the Board noted that although each Fund underperformed its benchmark over various periods of time, each Fund's year-to-date performance was favorable to that of its respective benchmark and did not necessitate any significant additional review. With respect to the Frost Low Duration Municipal Bond Fund and Frost Hoover Small-Mid Cap Equity Fund (now, the Frost Small Cap Equity Fund) the Board noted that, although the Fund underperformed its benchmark over periods of time, its historical performance was not substantially below that of its respective benchmark and did not necessitate significant additional review. Based on this information, the Board concluded that each Fund's performance was reasonable and was satisfied with the investment results that each Adviser had been able to achieve for the respective Fund(s).

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by each Fund were reasonable, the Trustees reviewed a report of the fees paid to each Adviser and the costs and other expenses incurred by each Adviser in providing advisory services. The Advisers' representatives then discussed the profits realized by the Advisers from their relationship with the Fund. The Trustees considered the information provided and concluded that such profits were not excessive. The Trustees reviewed reports comparing the expense ratio and advisory fee paid by each Fund to those paid by other comparable mutual funds and concluded that each fund's total fees and expenses, after waivers, appeared comparable to those incurred by other peer funds. The Board concluded that the advisory fees were the result of arm's length negotiations and appeared reasonable in light of the services rendered. The Board also considered Frost Investment Advisors, LLC's commitment to managing the Funds and its willingness to continue its voluntary expense limitations and fee waiver arrangements with the Funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Funds.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of each Agreement are fair and reasonable;
(b) concluded that each Adviser's fees are reasonable in light of the services that each Adviser provides to the respective Fund(s); and (c) agreed to renew each Agreement for another year.

                               INVESTMENT ADVISER
                         Frost Investment Advisors, LLC
                             100 West Houston Street
                            San Antonio, Texas 78205

                                  SUB-ADVISERS
                      Thornburg Investment Management, Inc.
                            2300 North Ridgetop Road
                           Santa Fe, New Mexico 87506

                        Kempner Capital Management, Inc.
                    2201 Market Street, 12th Floor FNB Bldg.
                           Galveston, Texas 77550-1503

                      Hoover Investment Management Co., LLC
                        600 California Street, Suite 550
                      San Francisco, California 94108-2704

                   Luther King Capital Management Corporation
                         301 Commerce Street, Suite 1600
                             Fort Worth, Texas 76102

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP

This information must be preceded or accompanied by a current prospectus for the
                                     Funds.

FIA-SA-001-0200

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) Except for the corrections noted above, there were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             The Advisors' Inner Circle Fund II


By (Signature and Title)                 /s/ Philip T. Masterson
                                         ---------------------------------------
                                         Philip T. Masterson, President

Date: April 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                 /s/ Philip T. Masterson
                                         ---------------------------------------
                                         Philip T. Masterson, President

Date: April 7, 2010


By (Signature and Title)                 /s/ Michael Lawson
                                         ---------------------------------------
                                         Michael Lawson
                                         Treasurer, Controller & CFO

Date: April 7, 2010